UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The registrant is making a filing for 21 of its series.

Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund. Each series has an August 31 fiscal year end.

Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, and Wells Fargo Advantage Dow Jones Target Today Fund. Each series has a February 28 fiscal year end.

Date of reporting period: November 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 94.55%
FDIC Series 2010-S2 Class 3A 144A±	0.86%	12-29-2045	$1,528,003	$1,490,556
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	0.04	12-15-2039	164,845	166,172
FHLMC ±	1.40	3-15-2024	1,092,990	1,104,345
FHLMC ±	1.79	2-1-2037	16,373	17,169
FHLMC ±	1.86	7-1-2034	12,867,496	13,684,921
FHLMC ±	1.88	12-1-2017	16,192	16,771
FHLMC ±	1.88	5-1-2018	839	840
FHLMC ±	1.88	6-1-2018	10,160	10,428
FHLMC ±	1.88	9-1-2018	1,742	1,775
FHLMC ±	1.88	5-1-2019	6,894	6,901
FHLMC ±	1.92	2-1-2037	665,347	695,058
FHLMC ±	1.92	1-1-2030	7,356	7,545
FHLMC ±	1.92	1-1-2030	11,278	11,699
FHLMC ±	1.92	7-1-2030	193,706	202,802
FHLMC ±	1.93	9-1-2016	3,332	3,336
FHLMC ±	1.93	11-1-2016	64,121	66,228
FHLMC ±	1.93	7-1-2018	2,193	2,233
FHLMC ±	1.93	1-1-2019	6,835	6,889
FHLMC ±	1.93	2-1-2019	12,085	12,085
FHLMC ±	1.93	2-1-2035	448,236	465,442
FHLMC ±	1.96	6-1-2035	4,174,186	4,421,379
FHLMC ±	2.00	1-1-2023	58,438	60,243
FHLMC ±	2.04	5-1-2028	330,170	347,862
FHLMC ±	2.04	5-1-2035	1,258,574	1,330,655
FHLMC ±	2.06	1-1-2037	3,481,048	3,704,833
FHLMC ±	2.07	10-1-2030	17,045	17,825
FHLMC ±	2.08	6-1-2037	1,288,251	1,366,738
FHLMC ±	2.09	3-1-2018	12,635	12,693
FHLMC ±	2.09	8-1-2036	4,377,375	4,679,831
FHLMC ±	2.11	6-1-2024	11,060	11,109
FHLMC ±	2.11	11-1-2034	1,024,642	1,083,781
FHLMC ±	2.14	6-1-2020	2,036	2,044
FHLMC ±	2.14	5-1-2020	636	643
FHLMC ±	2.14	5-1-2020	876	876
FHLMC ±	2.16	1-1-2024	23,592	23,647
FHLMC ±	2.16	3-1-2025	130,105	133,316
FHLMC ±	2.18	8-1-2018	3,127	3,243
FHLMC ±	2.19	7-1-2024	50,715	51,011
FHLMC ±	2.20	11-1-2030	1,083,842	1,116,912
FHLMC ±	2.20	7-1-2030	24,898	24,904
FHLMC ±	2.20	8-1-2033	2,791,184	2,959,234
FHLMC ±	2.22	8-1-2035	403,471	422,528
FHLMC ±	2.22	1-1-2030	30,548	32,057
FHLMC ±	2.23	10-1-2037	1,828,359	1,940,712
FHLMC ±	2.24	12-1-2017	3,741	3,755
FHLMC ±	2.25	6-1-2033	2,431,255	2,590,725
FHLMC ±	2.26	7-1-2019	1,725	1,729
FHLMC ±	2.26	5-1-2033	445,742	463,035
FHLMC ±	2.27	12-1-2036	707,393	756,585
FHLMC ±	2.27	10-1-2035	2,805,277	3,011,385
FHLMC ±	2.27	6-1-2036	4,296,963	4,583,638
FHLMC ±	2.27	6-1-2035	3,070,744	3,293,479
FHLMC ±	2.27	1-1-2035	593,148	624,294
FHLMC ±	2.28	4-1-2035	641,884	685,030
FHLMC ±	2.28	11-1-2035	744,028	795,508
FHLMC ±	2.29	6-1-2033	680,786	716,824
FHLMC ±	2.29	10-1-2035	3,723,979	3,970,795
FHLMC ±	2.30	8-1-2034	2,020,608	2,153,763
FHLMC ±	2.30	1-1-2022	24,494	24,587
FHLMC ±	2.30	10-1-2036	1,308,549	1,401,619
FHLMC ±	2.30	8-1-2036	4,618,314	4,932,669
FHLMC ±	2.31	4-1-2023	435,593	445,200
FHLMC ±	2.31	6-1-2036	1,671,916	1,788,092
FHLMC ±	2.33	7-1-2036	767,649	813,172
FHLMC ±	2.33	6-1-2037	8,572,417	9,189,028
FHLMC ±	2.33	5-1-2037	4,134,874	4,451,986
FHLMC ±	2.34	1-1-2037	2,557,553	2,736,757
FHLMC ±	2.34	10-1-2033	2,798,657	2,976,748

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.34%	10-1-2033	$674,885	$718,308
FHLMC ±	2.34	10-1-2033	1,432,238	1,526,427
FHLMC ±	2.34	12-1-2034	965,674	1,029,016
FHLMC ±	2.35	8-1-2033	565,666	605,655
FHLMC ±	2.35	1-1-2033	1,348,990	1,436,697
FHLMC ±	2.35	7-1-2036	5,660,612	6,035,010
FHLMC ±	2.35	10-1-2033	65,903	66,654
FHLMC ±	2.35	2-1-2034	1,689,652	1,799,781
FHLMC ±	2.35	4-1-2034	1,318,673	1,414,386
FHLMC ±	2.35	9-1-2035	3,036,817	3,241,114
FHLMC ±	2.35	3-1-2035	8,147,885	8,701,495
FHLMC ±	2.35	5-1-2032	76,553	77,374
FHLMC ±	2.35	5-1-2034	3,309,163	3,542,330
FHLMC ±	2.35	6-1-2037	8,795,457	9,432,431
FHLMC ±	2.36	4-1-2034	1,073,976	1,146,443
FHLMC ±	2.36	9-1-2035	8,156,744	8,738,566
FHLMC ±	2.36	3-1-2037	3,076,237	3,297,693
FHLMC ±	2.36	7-1-2034	282,679	304,040
FHLMC ±	2.36	5-1-2038	3,110,650	3,319,842
FHLMC ±	2.36	5-1-2039	2,678,485	2,885,303
FHLMC ±	2.36	1-1-2036	3,304,623	3,541,524
FHLMC ±	2.36	2-1-2036	1,345,577	1,433,857
FHLMC ±	2.37	6-1-2035	3,960,056	4,241,364
FHLMC ±	2.37	2-1-2036	1,588,297	1,697,654
FHLMC ±	2.37	3-1-2027	218,874	230,551
FHLMC ±	2.37	11-1-2035	2,357,940	2,527,346
FHLMC ±	2.37	4-1-2035	3,904,174	4,176,928
FHLMC ±	2.37	5-1-2035	548,990	589,000
FHLMC ±	2.37	4-1-2036	1,181,446	1,265,182
FHLMC ±	2.37	11-1-2036	1,958,156	2,093,976
FHLMC ±	2.37	8-1-2035	4,718,849	5,056,314
FHLMC ±	2.37	8-1-2035	1,026,020	1,097,896
FHLMC ±	2.37	12-1-2032	4,444,392	4,736,141
FHLMC ±	2.38	6-1-2020	103,915	108,258
FHLMC ±	2.38	9-1-2033	462,762	491,529
FHLMC ±	2.38	5-1-2034	968,560	1,024,050
FHLMC ±	2.38	5-1-2034	165,296	176,114
FHLMC ±	2.38	9-1-2034	1,176,362	1,255,790
FHLMC ±	2.38	10-1-2034	3,463,691	3,692,394
FHLMC ±	2.38	2-1-2035	2,949,099	3,168,411
FHLMC ±	2.38	7-1-2035	4,573,378	4,881,315
FHLMC ±	2.38	8-1-2035	4,495,768	4,798,895
FHLMC ±	2.38	12-1-2035	3,752,301	4,006,986
FHLMC ±	2.38	2-1-2036	2,372,059	2,539,514
FHLMC ±	2.38	2-1-2036	2,492,211	2,655,547
FHLMC ±	2.38	3-1-2036	1,567,690	1,673,837
FHLMC ±	2.38	1-1-2037	429,541	460,341
FHLMC ±	2.38	4-1-2037	3,981,520	4,274,751
FHLMC ±	2.38	4-1-2038	8,210,933	8,805,134
FHLMC ±	2.38	4-1-2034	4,934,008	5,261,158
FHLMC ±	2.38	4-1-2038	2,656,375	2,845,134
FHLMC ±	2.38	2-1-2036	1,258,563	1,344,717
FHLMC ±	2.38	12-1-2034	5,939,465	6,338,632
FHLMC ±	2.38	11-1-2022	370,743	380,731
FHLMC ±	2.38	10-1-2034	2,127,096	2,275,145
FHLMC ±	2.38	1-1-2038	8,130,371	8,753,463
FHLMC ±	2.38	6-1-2036	4,877,097	5,229,536
FHLMC ±	2.39	9-1-2030	568,223	596,166
FHLMC ±	2.39	2-1-2035	6,489,162	6,949,325
FHLMC ±	2.39	7-1-2031	3,015,909	3,191,934
FHLMC ±	2.39	4-1-2035	3,899,673	4,179,013
FHLMC ±	2.39	10-1-2035	5,269,675	5,626,835
FHLMC ±	2.39	5-1-2035	4,662,296	4,992,872
FHLMC ±	2.39	2-1-2036	1,476,882	1,575,547
FHLMC ±	2.39	10-1-2018	24,110	24,382
FHLMC ±	2.39	8-1-2027	9,144	9,333
FHLMC ±	2.40	5-1-2025	105,405	108,072
FHLMC ±	2.40	11-1-2029	194,513	199,972
FHLMC ±	2.40	3-1-2037	5,325,959	5,695,454

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.40%	10-1-2036	$1,542,243	$1,654,438
FHLMC ±	2.40	11-1-2035	2,071,189	2,224,877
FHLMC ±	2.40	10-1-2036	989,514	1,054,481
FHLMC ±	2.40	4-1-2037	1,225,428	1,317,055
FHLMC ±	2.41	1-1-2035	631,354	677,966
FHLMC ±	2.41	2-1-2037	858,394	921,480
FHLMC ±	2.41	5-1-2034	2,932,132	3,153,136
FHLMC ±	2.41	1-1-2037	4,949,979	5,284,855
FHLMC ±	2.41	11-1-2027	927,616	993,446
FHLMC ±	2.41	11-1-2029	259,801	275,419
FHLMC ±	2.41	2-1-2034	3,334,372	3,591,665
FHLMC ±	2.42	9-1-2033	1,709,096	1,828,988
FHLMC ±	2.42	4-1-2034	6,310,450	6,792,097
FHLMC ±	2.42	4-1-2036	3,772,310	4,045,552
FHLMC ±	2.42	6-1-2026	1,598,551	1,698,327
FHLMC ±	2.43	6-1-2035	680,524	716,783
FHLMC ±	2.43	3-1-2037	820,209	880,898
FHLMC ±	2.43	6-1-2035	2,460,841	2,647,616
FHLMC ±	2.44	2-1-2031	1,287,222	1,368,510
FHLMC ±	2.44	9-1-2029	1,204,009	1,293,544
FHLMC ±	2.44	9-1-2032	3,152,305	3,360,363
FHLMC ±	2.44	7-1-2031	396,677	421,787
FHLMC ±	2.46	10-1-2033	3,235,571	3,448,545
FHLMC ±	2.46	4-1-2035	2,368,918	2,548,283
FHLMC ±	2.46	6-1-2035	3,641,350	3,881,670
FHLMC ±	2.46	9-1-2033	1,454,761	1,556,850
FHLMC ±	2.46	5-1-2023	85,434	87,002
FHLMC ±	2.47	9-1-2030	11,896,352	12,666,816
FHLMC ±	2.48	7-1-2038	3,136,006	3,365,600
FHLMC ±	2.48	6-1-2035	950,758	1,023,539
FHLMC ±	2.48	4-1-2038	2,928,477	3,130,190
FHLMC ±	2.48	2-1-2036	277,981	298,748
FHLMC ±	2.48	1-1-2028	31,854	33,912
FHLMC ±	2.48	1-1-2028	6,645	7,028
FHLMC ±	2.48	12-1-2034	5,324,452	5,720,034
FHLMC ±	2.48	2-1-2035	1,927,279	2,074,288
FHLMC ±	2.49	1-1-2019	666	668
FHLMC ±	2.49	1-1-2037	1,857,706	1,996,772
FHLMC ±	2.49	9-1-2038	1,311,110	1,410,075
FHLMC ±	2.49	7-1-2034	1,168,731	1,243,031
FHLMC ±	2.50	5-1-2037	505,285	539,389
FHLMC ±	2.50	4-1-2034	1,175,275	1,264,267
FHLMC ±	2.50	4-1-2035	1,562,494	1,680,492
FHLMC ±	2.50	6-1-2028	244,431	256,737
FHLMC ±	2.50	7-1-2027	854,727	908,365
FHLMC ±	2.50	4-1-2037	2,151,623	2,321,199
FHLMC ±	2.51	12-1-2032	1,164,209	1,248,110
FHLMC ±	2.51	10-1-2030	2,992,375	3,187,618
FHLMC ±	2.52	6-1-2019	98,871	103,609
FHLMC ±	2.52	4-1-2037	860,917	927,403
FHLMC ±	2.53	9-1-2031	150,828	151,967
FHLMC ±	2.53	7-1-2029	88,374	93,648
FHLMC ±	2.53	12-1-2018	21,497	22,132
FHLMC ±	2.53	6-1-2019	72,438	74,956
FHLMC ±	2.53	3-1-2032	1,401,961	1,505,683
FHLMC ±	2.54	7-1-2037	1,163,586	1,240,786
FHLMC ±	2.55	6-1-2025	103,336	103,667
FHLMC ±	2.55	8-1-2029	153,494	153,901
FHLMC ±	2.56	7-1-2036	1,326,538	1,425,824
FHLMC ±	2.56	11-1-2018	13,423	13,497
FHLMC ±	2.57	2-1-2029	264,026	265,398
FHLMC ±	2.57	4-1-2029	162,545	166,847
FHLMC ±	2.57	9-1-2038	1,650,182	1,766,827
FHLMC ±	2.58	10-1-2029	137,644	140,739
FHLMC ±	2.60	7-1-2034	2,552,101	2,728,699
FHLMC ±	2.60	7-1-2017	22,235	22,344
FHLMC ±	2.60	10-1-2024	214,618	226,372
FHLMC ±	2.60	10-1-2025	127,917	130,582

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.60%	10-1-2025	$43,190	$43,354
FHLMC ±	2.60	2-1-2030	63,719	67,207
FHLMC ±	2.60	6-1-2030	140,364	149,075
FHLMC ±	2.60	6-1-2030	485,482	516,024
FHLMC ±	2.60	6-1-2030	134,071	135,077
FHLMC ±	2.60	11-1-2032	235,588	239,101
FHLMC ±	2.62	5-1-2036	5,362,319	5,773,969
FHLMC ±	2.63	11-1-2029	1,368,638	1,470,687
FHLMC ±	2.65	11-1-2029	308,188	317,128
FHLMC ±	2.66	12-1-2018	27,068	27,344
FHLMC ±	2.66	3-1-2025	2,747,192	2,879,790
FHLMC ±	2.67	1-1-2017	396	397
FHLMC ±	2.67	6-1-2029	997,143	1,058,788
FHLMC ±	2.67	9-1-2029	167,773	178,162
FHLMC ±	2.69	8-1-2030	6,488,957	6,971,777
FHLMC ±	2.69	5-1-2028	432,356	444,773
FHLMC ±	2.70	11-1-2026	355,383	366,368
FHLMC ±	2.70	2-1-2024	31,594	31,716
FHLMC ±	2.71	6-1-2022	1,379	1,405
FHLMC ±	2.71	2-1-2036	5,722,794	6,145,085
FHLMC ±	2.73	6-1-2032	252,200	255,068
FHLMC ±	2.74	9-1-2030	177,285	181,616
FHLMC ±	2.75	8-1-2029	242,282	245,590
FHLMC ±	2.77	4-1-2020	21,712	21,921
FHLMC ±	2.82	2-1-2018	3,944	3,966
FHLMC ±	2.86	4-1-2019	24,810	24,977
FHLMC ±	2.87	2-1-2027	184,637	187,555
FHLMC ±	2.88	8-1-2019	19,035	19,138
FHLMC ±	2.94	9-1-2016	2,645	2,650
FHLMC ±	2.94	4-1-2032	128,133	130,727
FHLMC ±	3.03	12-1-2025	361,448	370,227
FHLMC ±	3.12	6-1-2021	128,473	134,189
FHLMC ±	3.13	5-1-2032	279,474	296,536
FHLMC ±	3.14	7-1-2018	68,226	68,380
FHLMC ±	3.26	5-1-2031	181,047	186,474
FHLMC ±	3.28	6-1-2035	1,927,267	2,059,687
FHLMC ±	3.33	7-1-2028	96,056	96,322
FHLMC ±	3.49	12-1-2025	796,009	843,132
FHLMC ±	3.64	11-1-2026	165,808	173,533
FHLMC ±	3.74	8-1-2029	40,652	42,239
FHLMC ±	3.86	4-1-2023	171,462	174,794
FHLMC	4.00	12-15-2023	201,095	210,351
FHLMC	4.00	3-15-2039	2,175,281	2,231,044
FHLMC ±	4.52	2-1-2021	39,141	39,388
FHLMC ±	4.72	8-1-2027	79,430	79,940
FHLMC	5.00	10-1-2022	40,123	42,944
FHLMC ±	5.50	8-1-2024	569,392	598,043
FHLMC	6.50	4-1-2018	76,650	87,209
FHLMC	7.00	9-1-2035	70,415	72,854
FHLMC	7.50	1-1-2016	5,016	5,052
FHLMC	7.50	6-1-2016	502	502
FHLMC	8.50	5-1-2020	85,537	90,572
FHLMC Series 0020 Class F ±	1.14	7-1-2029	26,953	27,497
FHLMC Series 1671 Class QA ±	1.61	2-15-2024	590,190	608,901
FHLMC Series 1686 Class FE ±	1.76	2-15-2024	47,483	48,763
FHLMC Series 1730 Class FA ±	1.65	5-15-2024	303,239	308,252
FHLMC Series 2315 Class FW ±	0.70	4-15-2027	178,140	180,611
FHLMC Series 2391 Class EF ±	0.65	6-15-2031	155,383	157,453
FHLMC Series 2454 Class SL ±(c)	7.85	3-15-2032	344,502	95,222
FHLMC Series 2461 Class FI ±	0.65	4-15-2028	234,451	237,524
FHLMC Series 2464 Class FE ±	1.15	3-15-2032	224,537	231,546
FHLMC Series 2466 Class FV ±	0.70	3-15-2032	387,064	393,151
FHLMC Series 3001 Class EA ±	0.50	3-15-2035	538,581	540,285
FHLMC Series 3335 Class FT ±	0.30	8-15-2019	694,736	695,934
FHLMC Series 3346 Class FA ±	0.38	2-15-2019	1,298,075	1,300,645
FHLMC Series T-48 Class 2A ±	3.34	7-25-2033	3,293,502	3,501,144
FHLMC Series T-54 Class 4A ±	3.03	2-25-2043	2,321,124	2,462,063
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	102,880	115,143
FHLMC Series T-56 Class 3AF ±	1.16	5-25-2043	1,515,626	1,555,440

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-62 Class 1A1 ±	1.32%	10-25-2044	$5,410,476	$5,491,465
FHLMC Series T-63 Class 1A1 ±	1.31	2-25-2045	4,039,153	4,163,175
FHLMC Series T-66 Class 2A1 ±	2.83	1-25-2036	3,882,874	4,090,270
FHLMC Series T-67 Class 1A1C ±	3.00	3-25-2036	13,284,367	14,076,421
FHLMC Series T-67 Class 2A1C ±	2.94	3-25-2036	8,404,944	8,755,733
FHLMC Series T-75 Class A1 ±	0.19	12-25-2036	4,205,011	4,179,049
FNMA ±	1.34	6-1-2021	67,843	69,598
FNMA ±	1.38	12-1-2020	28,245	28,276
FNMA ±	1.38	1-1-2021	3,697	3,779
FNMA ±	1.38	1-1-2021	4,192	4,195
FNMA ±	1.45	9-1-2032	64,721	64,790
FNMA ±	1.52	12-1-2030	156,996	164,332
FNMA ±	1.52	8-1-2032	267,899	268,873
FNMA ±	1.63	12-1-2016	908	912
FNMA ±	1.63	7-1-2017	1,192	1,196
FNMA ±	1.65	8-1-2033	1,834,446	1,902,875
FNMA ±	1.71	3-1-2034	514,731	533,590
FNMA ±	1.73	1-1-2017	1,158	1,160
FNMA ±	1.73	8-1-2033	328,269	339,747
FNMA ±	1.74	1-1-2032	427,301	438,038
FNMA ±	1.75	8-1-2033	4,032	4,127
FNMA ±	1.75	8-1-2031	157,537	158,202
FNMA ±	1.75	12-1-2031	26,184	26,219
FNMA ±	1.77	5-1-2029	444,664	455,934
FNMA ±	1.79	8-1-2031	141,412	142,041
FNMA ±	1.79	9-1-2031	249,348	254,333
FNMA ±	1.79	12-1-2031	382,788	391,158
FNMA ±	1.79	4-1-2033	585,551	616,253
FNMA ±	1.81	12-1-2031	159,812	163,546
FNMA ±	1.82	3-1-2030	23,395	23,977
FNMA ±	1.82	10-1-2037	1,756,782	1,883,397
FNMA ±	1.84	7-1-2020	13,371	13,515
FNMA ±	1.87	5-1-2018	6,510	6,532
FNMA ±	1.87	1-1-2032	35,093	35,212
FNMA ±	1.87	1-1-2035	127,947	132,344
FNMA ±	1.88	8-1-2017	993	1,008
FNMA ±	1.88	3-1-2021	1,094	1,113
FNMA ±	1.88	1-1-2022	12,094	12,152
FNMA ±	1.88	3-1-2030	30,193	30,175
FNMA ±	1.88	8-1-2032	163,609	169,711
FNMA ±	1.92	1-1-2035	5,406,278	5,713,365
FNMA ±	1.92	2-1-2035	5,113,700	5,438,280
FNMA ±	1.92	4-1-2042	4,217,623	4,459,756
FNMA ±	1.92	10-1-2044	1,595,367	1,687,762
FNMA ±	1.92	11-1-2024	10,376	10,664
FNMA ±	1.92	3-1-2033	262,579	274,381
FNMA ±	1.92	12-1-2022	14,492	14,659
FNMA ±	1.93	4-1-2021	70,108	72,075
FNMA ±	1.93	10-1-2017	41,848	44,382
FNMA ±	1.93	1-1-2018	53,591	54,153
FNMA ±	1.93	11-1-2023	42,028	42,552
FNMA ±	1.93	4-1-2019	5,903	5,927
FNMA ±	1.93	1-1-2035	1,485,118	1,555,880
FNMA ±	1.94	2-1-2033	260,585	266,677
FNMA ±	1.95	6-1-2031	323,455	334,783
FNMA ±	1.95	4-1-2038	1,224,190	1,296,614
FNMA ±	1.95	6-1-2035	1,216,020	1,277,595
FNMA ±	1.97	12-1-2017	64,882	64,914
FNMA ±	1.99	11-1-2034	1,400,258	1,494,660
FNMA ±	2.00	7-1-2017	1,949	1,967
FNMA ±	2.01	8-1-2031	73,905	74,394
FNMA ±	2.01	7-1-2032	215,602	216,747
FNMA ±	2.02	6-1-2032	150,464	151,400
FNMA ±	2.03	9-1-2035	1,854,100	1,977,900
FNMA ±	2.03	10-1-2035	8,662,133	9,191,811
FNMA ±	2.03	4-1-2018	4,196	4,282
FNMA ±	2.05	1-1-2038	609,326	623,943
FNMA ±	2.05	7-1-2018	1,877	1,885

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.06%	10-1-2018	$97,275	$101,641
FNMA ±	2.07	12-1-2035	7,434,446	7,905,128
FNMA ±	2.08	6-1-2035	3,304,941	3,526,693
FNMA ±	2.09	7-1-2035	2,292,577	2,409,234
FNMA ±	2.09	1-1-2036	5,169,848	5,479,737
FNMA ±	2.10	11-1-2035	46,474	49,108
FNMA ±	2.12	10-1-2024	58,140	58,508
FNMA ±	2.12	12-1-2024	89,970	90,434
FNMA ±	2.13	11-1-2017	102,003	106,900
FNMA ±	2.13	1-1-2018	489,277	508,208
FNMA ±	2.13	2-1-2020	12,397	12,396
FNMA ±	2.13	5-1-2033	6,086,348	6,522,396
FNMA ±	2.14	7-1-2035	1,790,825	1,893,392
FNMA ±	2.15	10-1-2035	945,801	997,796
FNMA ±	2.15	12-1-2032	1,189,189	1,251,098
FNMA ±	2.15	1-1-2035	790,003	833,887
FNMA ±	2.15	11-1-2027	59,330	59,428
FNMA ±	2.16	6-1-2019	838	839
FNMA ±	2.16	6-1-2034	919,466	979,694
FNMA ±	2.16	6-1-2018	1,586	1,613
FNMA ±	2.17	7-1-2035	3,990,766	4,272,421
FNMA ±	2.18	1-1-2034	3,579,950	3,837,975
FNMA ±	2.18	4-1-2030	154,161	157,677
FNMA ±	2.18	12-1-2023	11,890	11,930
FNMA ±	2.18	1-1-2040	673,560	719,910
FNMA ±	2.20	7-1-2018	341,524	356,485
FNMA ±	2.20	2-1-2033	910,135	960,582
FNMA ±	2.20	4-1-2018	322,460	339,271
FNMA ±	2.20	11-1-2017	40,828	41,083
FNMA ±	2.21	8-1-2025	48,394	48,687
FNMA ±	2.21	1-1-2036	537,264	570,649
FNMA ±	2.21	5-1-2034	1,342,988	1,426,632
FNMA ±	2.21	11-1-2038	1,539,985	1,664,981
FNMA ±	2.22	1-1-2037	3,737,870	3,987,238
FNMA ±	2.22	9-1-2032	7,631,792	8,125,417
FNMA ±	2.23	8-1-2036	4,569,834	4,844,016
FNMA ±	2.23	7-1-2035	1,626,939	1,737,831
FNMA ±	2.23	7-1-2036	4,126,380	4,408,321
FNMA ±	2.23	9-1-2036	1,736,635	1,867,807
FNMA ±	2.23	9-1-2038	1,684,832	1,795,960
FNMA ±	2.23	4-1-2024	4,214,741	4,403,133
FNMA ±	2.24	5-1-2036	3,147,206	3,356,931
FNMA ±	2.24	1-1-2035	2,949,191	3,151,482
FNMA ±	2.24	12-1-2025	23,437	23,860
FNMA ±	2.24	8-1-2026	105,387	106,158
FNMA ±	2.24	11-1-2035	1,538,205	1,628,054
FNMA ±	2.24	4-1-2037	4,429,127	4,719,138
FNMA ±	2.24	12-1-2033	1,884,789	2,029,566
FNMA ±	2.24	5-1-2032	220,330	225,666
FNMA ±	2.25	3-1-2031	42,503	44,288
FNMA ±	2.25	6-1-2036	870,898	931,069
FNMA ±	2.25	5-1-2017	39,818	39,898
FNMA ±	2.25	7-1-2017	1,264	1,267
FNMA ±	2.25	1-1-2019	111,726	118,655
FNMA ±	2.25	10-1-2025	157,430	160,763
FNMA ±	2.25	1-1-2027	43,798	44,068
FNMA ±	2.25	5-1-2033	1,065,129	1,143,831
FNMA ±	2.25	9-1-2036	1,375,660	1,480,966
FNMA ±	2.25	9-1-2035	3,080,715	3,281,821
FNMA ±	2.26	12-1-2033	2,717,069	2,909,958
FNMA ±	2.26	4-1-2035	4,043,089	4,329,029
FNMA ±	2.26	8-1-2035	805,489	841,670
FNMA ±	2.26	1-1-2036	472,942	495,403
FNMA ±	2.26	7-1-2025	5,428	5,494
FNMA ±	2.26	4-1-2033	1,301,645	1,399,422
FNMA ±	2.26	10-1-2035	472,289	508,286
FNMA ±	2.26	4-1-2040	333,642	357,270
FNMA ±	2.27	5-1-2018	78,335	78,815
FNMA ±	2.27	12-1-2034	2,063,168	2,203,725

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.27%	10-1-2033	$805,409	$860,055
FNMA ±	2.27	8-1-2039	5,913,997	6,313,872
FNMA ±	2.28	1-1-2037	4,644,536	4,953,062
FNMA ±	2.28	5-1-2038	5,564,211	5,928,197
FNMA ±	2.28	3-1-2037	921,233	987,942
FNMA ±	2.28	12-1-2039	320,005	330,684
FNMA ±	2.29	7-1-2029	790,904	830,197
FNMA ±	2.29	4-1-2034	1,575,829	1,679,259
FNMA ±	2.29	8-1-2035	3,977,440	4,273,683
FNMA ±	2.29	9-1-2039	5,264,386	5,604,852
FNMA ±	2.29	1-1-2033	4,839,102	5,175,360
FNMA ±	2.29	4-1-2034	691,673	743,868
FNMA ±	2.29	5-1-2039	4,914,453	5,259,063
FNMA ±	2.29	9-1-2034	2,094,353	2,274,051
FNMA ±	2.29	7-1-2035	1,301,892	1,387,967
FNMA ±	2.29	2-1-2036	6,307,797	6,791,169
FNMA ±	2.29	12-1-2037	1,027,839	1,097,889
FNMA ±	2.30	10-1-2035	3,563,426	3,810,487
FNMA ±	2.30	11-1-2038	1,382,567	1,484,389
FNMA ±	2.30	2-1-2038	1,467,573	1,567,508
FNMA ±	2.30	1-1-2037	10,158,953	10,895,587
FNMA ±	2.30	12-1-2024	36,162	37,904
FNMA ±	2.30	6-1-2032	45,828	46,034
FNMA ±	2.30	6-1-2032	357,366	366,075
FNMA ±	2.30	1-1-2035	488,317	511,030
FNMA ±	2.30	6-1-2035	588,802	635,149
FNMA ±	2.30	1-1-2036	1,573,468	1,682,185
FNMA ±	2.30	5-1-2035	1,834,368	1,974,853
FNMA ±	2.30	7-1-2038	7,283,031	7,917,829
FNMA ±	2.31	2-1-2036	1,353,431	1,446,544
FNMA ±	2.31	12-1-2034	2,160,981	2,312,002
FNMA ±	2.31	12-1-2035	849,140	907,156
FNMA ±	2.31	3-1-2035	1,670,704	1,799,565
FNMA ±	2.31	2-1-2033	399,568	410,878
FNMA ±	2.31	9-1-2039	9,100,793	9,683,737
FNMA ±	2.31	5-1-2033	664,160	701,028
FNMA ±	2.32	7-1-2039	5,705,663	6,119,519
FNMA ±	2.32	6-1-2033	1,163,454	1,241,590
FNMA ±	2.32	7-1-2038	3,099,360	3,308,836
FNMA ±	2.32	12-1-2040	2,485,310	2,670,216
FNMA ±	2.32	2-1-2035	483,797	513,119
FNMA ±	2.32	2-1-2035	5,099,636	5,439,900
FNMA ±	2.32	10-1-2024	367,341	378,092
FNMA ±	2.33	5-1-2033	4,554,822	4,880,611
FNMA ±	2.33	4-1-2038	2,328,323	2,494,547
FNMA ±	2.33	12-1-2040	10,759,572	11,530,469
FNMA ±	2.33	6-1-2033	539,034	564,029
FNMA ±	2.33	5-1-2037	2,431,587	2,592,654
FNMA ±	2.33	8-1-2035	3,653,470	3,911,047
FNMA ±	2.33	1-1-2027	851,842	902,795
FNMA ±	2.33	12-1-2032	1,245,546	1,344,152
FNMA ±	2.33	1-1-2035	7,086,009	7,563,296
FNMA ±	2.33	11-1-2035	2,593,241	2,790,540
FNMA ±	2.34	7-1-2033	175,666	186,365
FNMA ±	2.34	6-1-2035	1,701,560	1,815,408
FNMA ±	2.34	7-1-2035	2,310,547	2,494,096
FNMA ±	2.34	9-1-2034	5,666,030	6,059,239
FNMA ±	2.34	4-1-2030	18,930	19,857
FNMA ±	2.34	9-1-2032	137,480	138,644
FNMA ±	2.34	4-1-2033	2,107,804	2,242,170
FNMA ±	2.34	5-1-2033	377,325	402,740
FNMA ±	2.34	7-1-2040	4,243,745	4,525,572
FNMA ±	2.34	12-1-2033	2,430,581	2,604,947
FNMA ±	2.34	1-1-2038	7,656,659	8,220,258
FNMA ±	2.34	6-1-2027	113,714	114,374
FNMA ±	2.34	7-1-2036	5,548,863	5,945,430
FNMA ±	2.35	8-1-2031	133,461	134,534
FNMA ±	2.35	10-1-2034	551,102	576,170

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.35%	9-1-2037	$1,790,723	$1,919,744
FNMA ±	2.35	1-1-2035	1,087,357	1,162,479
FNMA ±	2.35	6-1-2026	92,398	93,115
FNMA ±	2.35	7-1-2035	922,201	991,077
FNMA ±	2.35	7-1-2035	2,579,236	2,776,308
FNMA ±	2.35	8-1-2035	5,128,202	5,481,568
FNMA ±	2.35	10-1-2035	1,839,333	1,975,553
FNMA ±	2.35	9-1-2033	63,584	64,052
FNMA ±	2.35	9-1-2033	66,233	66,705
FNMA ±	2.35	5-1-2035	2,874,700	3,082,274
FNMA ±	2.36	5-1-2036	3,612,410	3,873,937
FNMA ±	2.36	7-1-2037	1,121,023	1,208,336
FNMA ±	2.36	12-1-2040	3,383,919	3,621,747
FNMA ±	2.36	8-1-2037	5,805,992	6,227,906
FNMA ±	2.36	7-1-2028	294	316
FNMA ±	2.36	3-1-2033	658,093	701,977
FNMA ±	2.36	4-1-2035	2,389,355	2,559,373
FNMA ±	2.36	10-1-2036	5,568,707	6,003,423
FNMA ±	2.36	2-1-2034	3,679,867	3,958,894
FNMA ±	2.36	5-1-2036	5,653,349	6,093,050
FNMA ±	2.36	12-1-2040	6,965,473	7,467,781
FNMA ±	2.36	1-1-2031	852,635	912,352
FNMA ±	2.36	9-1-2039	9,185,605	9,826,848
FNMA ±	2.37	4-1-2033	1,129,549	1,213,818
FNMA ±	2.37	6-1-2036	5,525,915	5,921,860
FNMA ±	2.37	8-1-2026	885,353	943,867
FNMA ±	2.37	3-1-2035	5,338,896	5,729,644
FNMA ±	2.37	8-1-2017	363,881	366,587
FNMA ±	2.37	6-1-2034	5,218,206	5,594,569
FNMA ±	2.37	12-1-2035	6,106,535	6,527,134
FNMA ±	2.37	6-1-2027	1,652	1,695
FNMA ±	2.37	9-1-2030	1,438,985	1,547,185
FNMA ±	2.38	2-1-2019	1,894	1,901
FNMA ±	2.38	6-1-2025	9,257	9,319
FNMA ±	2.38	1-1-2035	1,704,397	1,831,782
FNMA ±	2.38	10-1-2029	207,853	209,331
FNMA ±	2.38	7-1-2036	4,493,147	4,859,517
FNMA ±	2.38	5-1-2035	778,854	823,292
FNMA ±	2.38	9-1-2039	7,706,277	8,222,715
FNMA ±	2.38	1-1-2038	1,668,658	1,793,324
FNMA ±	2.39	12-1-2040	5,559,777	5,974,066
FNMA ±	2.39	9-1-2019	6,433	6,439
FNMA ±	2.39	4-1-2035	2,925,192	3,138,299
FNMA ±	2.39	5-1-2034	1,417,585	1,522,453
FNMA ±	2.40	2-1-2036	12,670,753	13,658,192
FNMA ±	2.40	5-1-2037	2,888,807	3,131,061
FNMA ±	2.40	4-1-2024	26,093	26,897
FNMA ±	2.40	4-1-2024	73,681	74,108
FNMA ±	2.40	7-1-2024	15,690	16,314
FNMA ±	2.40	9-1-2026	111,228	112,005
FNMA ±	2.40	2-1-2037	4,110,854	4,422,401
FNMA ±	2.40	2-1-2038	7,395,665	7,967,605
FNMA ±	2.40	10-1-2034	770,096	834,590
FNMA ±	2.40	5-1-2019	487	490
FNMA ±	2.41	11-1-2022	73,906	74,377
FNMA ±	2.41	2-1-2018	7,147	7,172
FNMA ±	2.41	10-1-2036	1,420,907	1,528,976
FNMA ±	2.41	8-1-2034	3,781,261	4,066,331
FNMA ±	2.41	9-1-2030	200,809	207,067
FNMA ±	2.41	8-1-2035	1,692,558	1,776,052
FNMA ±	2.42	12-1-2030	84,123	84,731
FNMA ±	2.42	6-1-2037	1,460,982	1,566,580
FNMA ±	2.42	9-1-2036	941,466	1,001,350
FNMA ±	2.42	9-1-2037	1,099,301	1,176,924
FNMA ±	2.42	1-1-2019	3,198	3,205
FNMA ±	2.43	5-1-2033	1,304,438	1,407,773
FNMA ±	2.43	7-1-2033	1,433,545	1,539,770
FNMA ±	2.43	5-1-2034	2,279,090	2,444,942
FNMA ±	2.44	12-1-2028	48,061	48,109

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.44%	12-1-2034	$1,334,291	$1,435,256
FNMA ±	2.44	1-1-2037	1,947,369	2,093,806
FNMA ±	2.44	4-1-2036	5,734,557	6,144,361
FNMA ±	2.44	2-1-2035	1,829,293	1,955,955
FNMA ±	2.44	5-1-2035	2,448,744	2,633,195
FNMA ±	2.44	5-1-2025	50,910	51,419
FNMA ±	2.44	10-1-2034	1,668,131	1,800,063
FNMA ±	2.45	4-1-2028	328,515	338,589
FNMA ±	2.45	6-1-2032	51,474	51,980
FNMA ±	2.45	9-1-2035	941,061	1,009,893
FNMA ±	2.45	4-1-2030	25,059	26,401
FNMA ±	2.45	6-1-2017	15,569	15,624
FNMA ±	2.45	4-1-2020	6,113	6,150
FNMA ±	2.45	3-1-2033	7,310	7,350
FNMA ±	2.45	1-1-2028	9,265	9,324
FNMA ±	2.45	1-1-2026	377,119	389,977
FNMA ±	2.45	9-1-2028	113,476	114,275
FNMA ±	2.45	4-1-2033	565,478	591,910
FNMA ±	2.46	11-1-2020	1,018,595	1,038,393
FNMA ±	2.46	11-1-2024	168,225	169,616
FNMA ±	2.47	1-1-2036	137,602	142,104
FNMA ±	2.47	1-1-2032	132,291	135,926
FNMA ±	2.48	6-1-2030	197,378	201,549
FNMA ±	2.48	6-1-2027	95,390	97,059
FNMA ±	2.48	1-1-2029	762,007	796,070
FNMA ±	2.49	12-1-2030	911,255	983,567
FNMA ±	2.49	9-1-2022	474,667	505,783
FNMA ±	2.49	3-1-2033	2,223,463	2,389,654
FNMA ±	2.49	8-1-2040	1,235,708	1,329,618
FNMA ±	2.49	3-1-2037	5,698,894	6,138,717
FNMA ±	2.49	9-1-2032	168,076	170,668
FNMA ±	2.50	7-1-2027	31,255	31,284
FNMA ±	2.50	7-1-2030	1,539,985	1,652,358
FNMA ±	2.50	9-1-2030	1,094,113	1,175,776
FNMA ±	2.50	9-1-2033	1,312,887	1,380,755
FNMA ±	2.50	5-1-2017	41,398	42,614
FNMA ±	2.50	7-1-2017	43,993	44,106
FNMA ±	2.50	7-1-2027	353,201	363,922
FNMA ±	2.50	7-1-2028	1,320,159	1,387,955
FNMA ±	2.50	7-1-2020	127,585	130,346
FNMA ±	2.51	10-1-2027	1,040,159	1,104,730
FNMA ±	2.52	5-1-2036	779,476	832,038
FNMA ±	2.52	7-1-2017	100,343	101,227
FNMA ±	2.53	6-1-2024	57,124	57,508
FNMA ±	2.53	5-1-2028	76,007	76,379
FNMA ±	2.53	7-1-2037	3,376,589	3,640,550
FNMA ±	2.53	5-1-2027	98,884	101,888
FNMA ±	2.54	8-1-2035	1,769,127	1,901,082
FNMA ±	2.54	7-1-2037	1,189,553	1,258,535
FNMA ±	2.54	9-1-2033	1,086,324	1,166,409
FNMA ±	2.54	10-1-2017	2,670	2,672
FNMA ±	2.54	4-1-2018	398,860	404,276
FNMA ±	2.55	12-1-2046	1,522,058	1,643,973
FNMA ±	2.55	12-1-2021	75,429	75,657
FNMA ±	2.56	1-1-2033	2,602,561	2,803,116
FNMA ±	2.56	8-1-2036	563,980	602,932
FNMA ±	2.56	8-1-2035	3,921,014	4,214,155
FNMA ±	2.58	3-1-2035	4,327,338	4,657,707
FNMA ±	2.58	3-1-2027	186,775	187,505
FNMA ±	2.59	9-1-2035	158,922	170,563
FNMA ±	2.60	4-1-2036	5,243,502	5,628,290
FNMA ±	2.61	6-1-2040	1,233,405	1,307,091
FNMA ±	2.62	9-1-2030	942,237	1,013,028
FNMA ±	2.63	6-1-2016	47,522	48,240
FNMA ±	2.63	7-1-2016	11,408	11,494
FNMA ±	2.63	6-1-2018	16,529	16,579
FNMA ±	2.63	8-1-2018	64,841	64,809
FNMA ±	2.63	12-1-2028	140,138	145,687

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.63%	1-1-2029	$17,493	$18,092
FNMA ±	2.63	10-1-2029	573,164	599,593
FNMA ±	2.64	11-1-2024	89,178	90,181
FNMA ±	2.64	9-1-2030	794,734	829,476
FNMA ±	2.65	10-1-2024	10,873	11,510
FNMA ±	2.65	10-1-2024	50,466	50,724
FNMA ±	2.65	6-1-2032	142,459	148,146
FNMA ±	2.66	5-1-2035	2,337,870	2,521,164
FNMA ±	2.66	5-1-2035	3,706,226	3,995,667
FNMA ±	2.68	10-1-2018	217,898	227,457
FNMA ±	2.68	1-1-2025	68,117	68,616
FNMA ±	2.68	11-1-2024	46,586	46,711
FNMA ±	2.70	5-1-2028	236,167	251,188
FNMA ±	2.70	3-1-2032	140,259	143,779
FNMA ±	2.71	3-1-2035	4,274,574	4,600,085
FNMA ±	2.72	9-1-2021	102,381	102,434
FNMA ±	2.72	9-1-2019	60,754	61,381
FNMA ±	2.72	10-1-2025	11,386	11,444
FNMA ±	2.72	4-1-2026	8,729	8,790
FNMA ±	2.72	2-1-2028	47,581	47,907
FNMA ±	2.74	10-1-2018	117,390	118,662
FNMA ±	2.74	9-1-2017	325,724	329,874
FNMA ±	2.76	3-1-2034	65,561	66,006
FNMA ±	2.76	5-1-2018	332,986	338,164
FNMA ±	2.76	7-1-2039	2,867,697	3,144,626
FNMA ±	2.77	7-1-2028	358,182	368,370
FNMA ±	2.77	10-1-2025	9,114	9,158
FNMA ±	2.79	1-1-2033	169,302	170,330
FNMA ±	2.79	10-1-2028	258,803	273,967
FNMA ±	2.80	7-1-2020	1,747,901	1,771,602
FNMA ±	2.81	11-1-2034	5,158,118	5,566,692
FNMA ±	2.81	4-1-2020	1,895,554	1,979,480
FNMA ±	2.81	11-1-2035	13,899,073	14,983,820
FNMA ±	2.82	5-1-2018	572	584
FNMA ±	2.84	7-1-2019	2,630	2,634
FNMA ±	2.86	7-1-2033	41,580	41,901
FNMA ±	2.88	3-1-2019	465,556	490,589
FNMA ±	2.92	4-1-2033	517,458	547,533
FNMA ±	2.92	4-1-2040	2,718,976	2,952,512
FNMA ±	2.93	9-1-2032	1,794,156	1,962,772
FNMA ±	2.94	2-1-2029	114,662	118,390
FNMA ±	2.98	11-1-2028	165,014	171,662
FNMA ±	2.99	1-1-2029	27,135	28,794
FNMA ±	3.00	8-1-2030	245,833	248,596
FNMA ±	3.00	8-1-2029	718,372	761,325
FNMA ±	3.00	5-1-2017	52,787	55,184
FNMA ±	3.02	1-1-2031	80,660	81,644
FNMA ±	3.09	8-1-2031	69,808	70,693
FNMA ±	3.09	3-1-2030	157,547	161,509
FNMA ±	3.09	4-1-2024	370,925	392,999
FNMA ±	3.12	1-1-2021	532,021	558,652
FNMA ±	3.16	9-1-2033	43,938	44,063
FNMA ±	3.16	7-1-2033	27,392	27,455
FNMA ±	3.17	1-1-2033	71,080	72,306
FNMA ±	3.23	4-1-2034	3,038,343	3,288,369
FNMA ±	3.25	9-1-2017	2,101	2,103
FNMA ±	3.28	7-1-2028	77,061	79,681
FNMA ±	3.35	2-1-2029	2,127,617	2,291,866
FNMA ±	3.45	11-1-2031	44,601	44,819
FNMA ±	3.46	7-1-2021	188,526	192,820
FNMA ±	3.46	11-1-2029	10,213	10,304
FNMA ±	3.47	6-1-2024	31,112	31,277
FNMA ±	3.48	9-1-2033	61,058	62,037
FNMA ±	3.56	10-1-2018	41	42
FNMA ±	3.58	10-1-2017	438,829	450,547
FNMA ±	3.62	5-1-2033	1,858,915	2,017,632
FNMA ±	3.65	10-1-2034	327,840	339,384
FNMA ±	3.76	7-1-2017	26,592	27,937
FNMA ±	3.78	4-1-2033	215,124	217,577

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.85%	12-1-2032	$172,823	$177,005
FNMA ±	3.92	2-1-2033	99,450	101,007
FNMA ±	3.92	4-1-2032	253,596	256,393
FNMA ±	3.92	9-1-2028	5,581	5,782
FNMA ±	3.95	9-1-2023	6,431	6,484
FNMA ±	4.03	5-1-2034	498,537	532,525
FNMA ±	4.12	9-1-2031	334,376	354,794
FNMA ±	4.17	6-1-2019	4,314	4,382
FNMA ±	4.19	9-1-2017	2,298	2,324
FNMA ±	4.20	11-1-2031	146,535	148,971
FNMA ±	4.20	11-1-2031	22,404	22,615
FNMA ±	4.20	5-1-2017	1,049	1,058
FNMA ±	4.26	8-1-2017	26,745	27,153
FNMA ±	4.30	1-1-2018	820	828
FNMA ±	4.36	12-1-2036	145,137	155,160
FNMA ±	4.47	6-1-2028	65,899	68,431
FNMA ±	4.48	6-1-2034	321,613	342,742
FNMA ±	4.62	2-1-2019	399,295	419,668
FNMA ±	4.79	1-1-2019	531,685	555,151
FNMA ±	4.81	11-1-2019	360	366
FNMA ±	4.89	4-1-2018	190,184	195,614
FNMA ±	4.98	5-1-2025	324	327
FNMA ±	5.16	6-1-2028	44,692	45,147
FNMA ±	5.25	10-1-2021	13,842	13,942
FNMA	5.50	9-1-2019	160,275	170,199
FNMA ±	5.55	1-1-2019	106,738	113,716
FNMA ±	6.00	1-1-2020	11,703	11,856
FNMA ±	6.10	9-1-2017	173	174
FNMA ±	6.45	2-1-2034	74,194	75,242
FNMA	6.50	8-1-2028	69,281	71,613
FNMA	6.50	5-1-2031	198,609	225,937
FNMA	7.00	11-1-2017	10,535	11,045
FNMA	7.06	11-1-2024	47,972	49,674
FNMA	7.06	12-1-2024	33,881	34,407
FNMA	7.06	3-1-2025	63,731	66,563
FNMA	7.06	3-1-2025	10,848	10,937
FNMA	7.06	4-1-2025	23,071	23,262
FNMA	7.06	1-1-2027	59,402	61,748
FNMA	7.50	2-1-2016	77,084	78,804
FNMA	7.50	1-1-2031	186,106	210,578
FNMA	7.50	1-1-2033	319,229	364,555
FNMA	7.50	5-1-2033	227,350	259,228
FNMA	7.50	5-1-2033	210,879	236,563
FNMA	7.50	6-1-2033	135,017	146,768
FNMA	7.50	7-1-2033	255,835	294,581
FNMA	7.50	8-1-2033	190,047	211,695
FNMA	8.00	12-1-2026	116,125	132,228
FNMA	8.00	2-1-2030	329	336
FNMA	8.00	3-1-2030	378	425
FNMA	8.00	7-1-2031	43,942	45,174
FNMA	8.00	5-1-2033	252,393	291,331
FNMA	8.50	10-1-2026	17,189	19,446
FNMA	8.50	2-1-2027	23,783	24,199
FNMA	8.50	6-1-2030	60,661	63,294
FNMA	8.51	8-15-2024	74,363	83,782
FNMA	9.00	7-1-2030	12,300	12,433
FNMA	9.50	8-1-2021	28,577	29,239
FNMA	9.50	12-1-2024	21,414	21,937
FNMA	10.00	1-20-2021	22,379	22,905
FNMA	11.00	1-1-2018	7,656	8,373
FNMA Series 1989-74 Class J	9.80	10-25-2019	20,407	23,036
FNMA Series 1989-96 Class H	9.00	12-25-2019	10,356	11,451
FNMA Series 1992-39 Class FA ±	1.85	3-25-2022	221,115	227,791
FNMA Series 1992-45 Class F ±	1.85	4-25-2022	40,910	40,305
FNMA Series 1992-87 Class Z	8.00	5-25-2022	26,916	30,246
FNMA Series 1993-113 Class FA ±	1.54	7-25-2023	165,173	167,879
FNMA Series 1994-14 Class F ±	2.26	10-25-2023	363,871	377,791
FNMA Series 1998-T2 Class A5 ±	2.31	1-25-2032	652,982	665,316

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2001-50 Class BA	7.00%	10-25-2041	$288,688	$330,840
FNMA Series 2001-63 Class FD ±	0.75	12-18-2031	194,374	197,491
FNMA Series 2001-81 Class F ±	0.70	1-25-2032	127,198	129,169
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	202,126	229,001
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,444,711	5,177,622
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	324,092	381,109
FNMA Series 2001-T12 Class A4 ±	3.43	8-25-2041	8,173,084	8,476,150
FNMA Series 2001-W03 Class A ±	6.93	9-25-2041	975,407	1,122,253
FNMA Series 2002-05 Class FD ±	1.05	2-25-2032	369,476	378,920
FNMA Series 2002-33 Class A4 ±	4.60	11-25-2030	199,412	209,775
FNMA Series 2002-66 Class A3 ±	3.12	4-25-2042	11,567,035	11,950,910
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,876,862	2,212,843
FNMA Series 2002-T12 Class A5 ±	3.45	10-25-2041	2,767,057	2,850,755
FNMA Series 2002-T18 Class A5 ±	3.60	5-25-2042	839,704	888,305
FNMA Series 2002-T19 Class A4 ±	3.29	3-25-2042	270,911	288,605
FNMA Series 2002-W1 Class 3A ±	3.14	4-25-2042	1,864,684	1,946,546
FNMA Series 2002-W4 Class A6 ±	3.34	5-25-2042	2,996,256	3,151,887
FNMA Series 2003-07 Class A2 ±	2.45	5-25-2042	1,362,028	1,388,841
FNMA Series 2003-17 Class FN ±	0.45	3-25-2018	606,834	607,015
FNMA Series 2003-63 Class A8 ±	2.65	1-25-2043	1,897,089	1,964,716
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	559,550	664,447
FNMA Series 2003-W04 Class 5A ±	3.01	10-25-2042	1,617,389	1,704,717
FNMA Series 2003-W08 Class 4A ±	3.14	11-25-2042	2,254,116	2,428,411
FNMA Series 2003-W10 Class 2A ±	3.08	6-25-2043	4,239,243	4,485,297
FNMA Series 2003-W18 Class 2A ±	3.39	6-25-2043	15,400,883	16,702,936
FNMA Series 2004-31 Class FG ±	0.55	8-25-2033	850,532	853,242
FNMA Series 2004-38 Class FT ±	0.58	10-25-2033	540,811	544,212
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	757,993	870,953
FNMA Series 2004-T3 Class 2A ±	3.22	8-25-2043	2,533,160	2,669,279
FNMA Series 2004-T9 Class A1 ±	0.42	4-25-2035	264,695	263,456
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	271,005	313,057
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	443,393	519,821
FNMA Series 2004-W1 Class 3A ±	3.32	1-25-2043	134,074	146,450
FNMA Series 2004-W12 Class 2A ±	3.35	6-25-2044	7,881,380	8,390,683
FNMA Series 2004-W15 Class 3A ±	2.63	6-25-2044	10,163,869	10,940,237
FNMA Series 2005-57 Class EG ±	0.45	3-25-2035	986,465	989,183
FNMA Series 2005-W3 Class 3A ±	2.67	4-25-2045	2,092,980	2,224,966
FNMA Series 2006-15 Class FW ±	0.45	1-25-2036	717,142	721,011
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	11,093,114	11,705,787
FNMA Series 2007-95 Class A2 ±	0.40	8-27-2036	1,025,000	985,096
FNMA Series 2011-40 Class DK	4.00	11-25-2037	225,889	227,770
FNMA Series G92-20 Class FB ±	1.85	4-25-2022	118,557	118,124
FNMA Series G93-1 Class K	6.68	1-25-2023	684,937	759,306
FNMA Series G93-19 Class FD ±	1.54	4-25-2023	603,082	614,332
GNMA ±	1.63	2-20-2017	7,467	7,523
GNMA ±	1.63	3-20-2017	9,807	10,149
GNMA ±	1.63	5-20-2017	23,511	24,139
GNMA ±	1.63	5-20-2017	9,423	9,664
GNMA ±	1.63	6-20-2017	2,470	2,565
GNMA ±	1.63	9-20-2017	18,564	18,593
GNMA ±	1.63	9-20-2017	1,437	1,474
GNMA ±	1.63	6-20-2021	60,631	62,663
GNMA ±	1.63	8-20-2021	21,684	22,444
GNMA ±	1.63	8-20-2021	46,259	47,226
GNMA ±	1.63	12-20-2021	9,009	9,202
GNMA ±	1.63	1-20-2022	104,566	106,914
GNMA ±	1.63	2-20-2022	41,076	42,608
GNMA ±	1.63	2-20-2022	96,447	98,784
GNMA ±	1.63	2-20-2022	5,654	5,859
GNMA ±	1.63	3-20-2022	108,271	110,918
GNMA ±	1.63	3-20-2022	189,062	193,377
GNMA ±	1.63	4-20-2022	306,928	313,869
GNMA ±	1.63	4-20-2022	288,147	295,255
GNMA ±	1.63	5-20-2022	30,136	31,060
GNMA ±	1.63	5-20-2022	285,701	295,155
GNMA ±	1.63	5-20-2022	79,003	80,970
GNMA ±	1.63	6-20-2022	24,238	24,847
GNMA ±	1.63	7-20-2022	12,095	12,511
GNMA ±	1.63	9-20-2022	102,113	102,418

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	1.63%	9-20-2022	$45,625	$46,793
GNMA ±	1.63	9-20-2022	9,985	10,241
GNMA ±	1.63	10-20-2022	34,241	35,032
GNMA ±	1.63	10-20-2022	115,818	118,770
GNMA ±	1.63	11-20-2022	74,487	76,787
GNMA ±	1.63	11-20-2022	89,346	91,642
GNMA ±	1.63	12-20-2022	27,140	27,843
GNMA ±	1.63	12-20-2022	365,917	378,689
GNMA ±	1.63	12-20-2022	7,528	7,818
GNMA ±	1.63	1-20-2023	780,282	807,821
GNMA ±	1.63	1-20-2023	59,972	61,446
GNMA ±	1.63	2-20-2023	75,340	77,363
GNMA ±	1.63	2-20-2023	41,857	43,276
GNMA ±	1.63	2-20-2023	75,774	77,808
GNMA ±	1.63	3-20-2023	78,783	80,747
GNMA ±	1.63	4-20-2023	12,946	13,299
GNMA ±	1.63	4-20-2023	32,026	32,899
GNMA ±	1.63	5-20-2023	27,280	28,030
GNMA ±	1.63	5-20-2023	12,270	12,752
GNMA ±	1.63	6-20-2023	297,227	305,451
GNMA ±	1.63	6-20-2023	129,583	133,168
GNMA ±	1.63	7-20-2023	4,554	4,725
GNMA ±	1.63	9-20-2023	397,532	408,708
GNMA ±	1.63	9-20-2023	87,870	90,077
GNMA ±	1.63	9-20-2023	337,739	347,233
GNMA ±	1.63	10-20-2023	842,670	871,487
GNMA ±	1.63	11-20-2023	592,916	607,807
GNMA ±	1.63	11-20-2023	619,256	636,687
GNMA ±	1.63	12-20-2023	26,649	27,555
GNMA ±	1.63	12-20-2023	111,060	114,958
GNMA ±	1.63	12-20-2023	813,826	836,742
GNMA ±	1.63	4-20-2024	42,020	43,267
GNMA ±	1.63	4-20-2024	234,899	243,237
GNMA ±	1.63	5-20-2024	192,418	197,546
GNMA ±	1.63	5-20-2024	17,294	17,810
GNMA ±	1.63	6-20-2024	21,819	22,401
GNMA ±	1.63	6-20-2024	31,879	32,838
GNMA ±	1.63	6-20-2024	110,690	114,019
GNMA ±	1.63	7-20-2024	76,026	78,309
GNMA ±	1.63	7-20-2024	588,213	605,915
GNMA ±	1.63	8-20-2024	39,267	40,693
GNMA ±	1.63	11-20-2024	106,326	109,929
GNMA ±	1.63	4-20-2025	112,062	119,239
GNMA ±	1.63	9-20-2025	165,453	170,199
GNMA ±	1.63	10-20-2025	606,469	626,326
GNMA ±	1.63	1-20-2026	641,142	662,897
GNMA ±	1.63	2-20-2026	507,853	525,174
GNMA ±	1.63	10-20-2026	112,959	116,897
GNMA ±	1.63	1-20-2027	225,357	233,485
GNMA ±	1.63	1-20-2027	9,646	9,733
GNMA ±	1.63	5-20-2027	24,984	25,904
GNMA ±	1.63	8-20-2027	19,698	20,426
GNMA ±	1.63	9-20-2027	3,398	3,524
GNMA ±	1.63	10-20-2027	7,055	7,314
GNMA ±	1.63	1-20-2028	8,161	8,471
GNMA ±	1.63	12-20-2029	214,297	221,519
GNMA ±	1.63	1-20-2030	122,045	126,360
GNMA ±	1.63	10-20-2030	153,712	158,916
GNMA ±	1.63	11-20-2031	5,850	5,992
GNMA ±	1.63	4-20-2032	77,938	80,939
GNMA ±	1.63	5-20-2032	206,512	214,965
GNMA ±	1.63	6-20-2032	453,482	470,948
GNMA ±	1.63	11-20-2032	478,969	493,184
GNMA ±	1.63	2-20-2033	3,964	4,116
GNMA ±	1.63	3-20-2033	47,118	49,189
GNMA ±	2.00	1-20-2017	5,784	5,923
GNMA ±	2.00	2-20-2017	30,251	31,317
GNMA ±	2.00	3-20-2017	5,275	5,452

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	2.00%	9-20-2017	$2,249	$2,320
GNMA ±	2.00	7-20-2018	369	369
GNMA ±	2.00	8-20-2018	5,900	6,066
GNMA ±	2.00	1-20-2021	20,447	20,637
GNMA ±	2.00	2-20-2021	39,390	41,348
GNMA ±	2.00	8-20-2021	10,341	10,632
GNMA ±	2.00	10-20-2021	221,101	227,540
GNMA ±	2.00	11-20-2021	27,528	28,336
GNMA ±	2.00	2-20-2022	4,516	4,685
GNMA ±	2.00	3-20-2022	32,010	33,207
GNMA ±	2.00	5-20-2022	18,525	19,058
GNMA ±	2.00	7-20-2022	5,960	6,189
GNMA ±	2.00	12-20-2022	57,528	59,681
GNMA ±	2.00	2-20-2023	5,097	5,113
GNMA ±	2.00	10-20-2024	1,065,655	1,105,077
GNMA ±	2.00	11-20-2024	506,220	525,050
GNMA ±	2.00	7-20-2025	7,493	7,779
GNMA ±	2.00	9-20-2026	111,220	115,891
GNMA ±	2.00	11-20-2026	9,721	10,126
GNMA ±	2.00	2-20-2027	7,110	7,410
GNMA ±	2.00	7-20-2027	2,651	2,767
GNMA ±	2.00	8-20-2027	4,096	4,292
GNMA ±	2.00	11-20-2027	6,027	6,174
GNMA ±	2.05	8-20-2062	7,988,405	8,421,440
GNMA ±	2.06	9-20-2062	2,498,424	2,637,497
GNMA ±	2.13	1-20-2022	4,115	4,249
GNMA ±	2.13	7-20-2022	4,380	4,401
GNMA ±	2.13	7-20-2022	6,055	6,082
GNMA ±	2.50	8-20-2017	11,259	11,649
GNMA ±	2.50	10-20-2017	4,616	4,786
GNMA ±	2.50	11-20-2017	9,270	9,568
GNMA ±	2.50	12-20-2017	10,752	11,106
GNMA ±	2.50	7-20-2018	34,506	35,695
GNMA ±	2.50	8-20-2018	14,157	14,634
GNMA ±	2.50	3-20-2019	2,275	2,360
GNMA ±	2.50	11-20-2020	15,921	16,615
GNMA ±	2.50	12-20-2020	10,892	11,287
GNMA ±	2.50	5-20-2021	8,637	8,891
GNMA ±	2.50	12-20-2021	22,262	23,089
GNMA ±	2.50	7-20-2022	6,748	7,000
GNMA ±	2.50	7-20-2024	277,559	291,468
GNMA ±	2.50	8-20-2024	54,814	58,205
GNMA ±	2.50	10-20-2024	504,923	524,601
GNMA ±	2.50	12-20-2024	373,555	388,115
GNMA ±	2.50	4-20-2025	5,230	5,408
GNMA ±	2.75	10-20-2017	28,793	29,629
GNMA ±	3.00	2-20-2016	3,229	3,234
GNMA ±	3.00	3-20-2016	6,694	6,752
GNMA ±	3.00	4-20-2016	6,051	6,137
GNMA ±	3.00	5-20-2016	473	480
GNMA ±	3.00	7-20-2017	6,004	6,080
GNMA ±	3.00	8-20-2017	56,804	58,814
GNMA ±	3.00	8-20-2017	5,159	5,189
GNMA ±	3.00	9-20-2017	62,997	65,319
GNMA ±	3.00	11-20-2017	12,594	12,941
GNMA ±	3.00	12-20-2017	83,554	85,873
GNMA ±	3.00	1-20-2018	22,613	23,232
GNMA ±	3.00	6-20-2018	4,581	4,710
GNMA ±	3.00	11-20-2018	3,375	3,466
GNMA ±	3.00	12-20-2018	829	854
GNMA ±	3.00	1-20-2019	1,770	1,776
GNMA ±	3.00	2-20-2019	5,975	6,130
GNMA ±	3.00	3-20-2019	8,850	9,252
GNMA ±	3.00	5-20-2019	14,748	15,184
GNMA ±	3.00	6-20-2019	30,985	31,900
GNMA ±	3.00	8-20-2019	11,546	11,560
GNMA ±	3.00	6-20-2020	7,372	7,584
GNMA ±	3.00	1-20-2021	217	224
GNMA ±	3.00	2-20-2021	323	342

Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	3.50%	9-20-2017	$11,849	$12,271
GNMA ±	3.50	10-20-2017	132	133
GNMA ±	3.50	11-20-2017	28,395	29,292
GNMA ±	3.50	2-20-2018	23,641	24,378
GNMA ±	3.50	3-20-2018	2,688	2,788
GNMA ±	3.50	4-20-2018	4,080	4,213
GNMA ±	3.50	5-20-2018	1,099	1,108
GNMA ±	3.50	9-20-2018	3,502	3,660
GNMA ±	3.50	2-20-2019	20,896	21,654
GNMA ±	3.50	9-20-2019	24,011	24,827
GNMA ±	3.50	1-20-2020	10,534	10,625
GNMA ±	4.00	1-20-2016	47,185	48,782
GNMA ±	4.00	3-20-2016	8,842	9,048
GNMA ±	4.00	4-20-2016	1,362	1,398
GNMA ±	4.00	5-20-2016	163	167
GNMA ±	4.00	11-20-2017	12,967	13,347
GNMA ±	4.00	4-20-2018	7,479	7,715
GNMA ±	4.00	11-20-2018	44,771	46,428
GNMA ±	4.00	1-20-2019	62,740	64,086
GNMA ±	4.00	5-20-2019	3,862	3,994
GNMA ±	4.50	12-20-2017	2,294	2,392
GNMA ±	5.00	8-20-2015	1,099	1,105
GNMA ±	5.00	9-20-2015	1,930	1,946
GNMA ±	5.00	10-20-2015	2,152	2,188
GNMA	6.45	4-20-2025	67,849	77,174
GNMA	6.45	5-20-2025	28,895	31,952
GNMA	6.45	9-20-2025	48,068	56,388
GNMA	6.50	6-20-2034	83,210	87,067
GNMA	6.50	8-20-2034	803,825	904,321
GNMA	6.50	8-20-2034	118,731	126,900
GNMA	6.75	2-15-2029	121,664	138,735
GNMA	7.00	7-20-2034	64,935	67,331
GNMA	7.25	7-15-2017	5,410	5,431
GNMA	7.25	8-15-2017	20,871	21,880
GNMA	7.25	8-15-2017	14,062	14,249
GNMA	7.25	9-15-2017	22,323	23,410
GNMA	7.25	10-15-2017	30,142	31,676
GNMA	7.25	10-15-2017	13,218	13,392
GNMA	7.25	11-15-2017	14,991	15,200
GNMA	7.25	1-15-2018	6,039	6,063
GNMA	7.25	1-15-2018	8,777	8,813
GNMA	7.25	2-15-2018	17,195	17,488
GNMA	7.25	5-15-2018	9,346	9,385
GNMA	9.00	5-15-2016	4,114	4,135
GNMA	9.00	7-15-2016	233	234
GNMA	9.00	8-15-2016	6,007	6,039
GNMA	9.00	11-15-2016	3,828	3,848
GNMA	9.00	11-15-2016	2,112	2,144
GNMA	9.00	12-15-2016	149	150
GNMA	9.00	2-15-2017	4,084	4,214
GNMA	9.00	5-15-2017	726	730
GNMA	9.00	7-15-2017	6,712	6,748
GNMA	9.00	3-15-2020	3,614	3,707
GNMA	9.00	8-15-2021	617	621
GNMA	9.00	7-20-2024	1,009	1,037
GNMA	9.00	8-20-2024	398	447
GNMA	9.00	9-20-2024	1,850	2,131
GNMA	9.00	10-20-2024	8,676	9,627
GNMA	9.00	11-20-2024	179	180
GNMA	9.00	1-20-2025	7,092	8,146
GNMA	9.00	2-20-2025	23,617	27,447
GNMA Series 2008-6 Class DF ±	0.56	8-20-2032	188,772	188,903
GNMA Series 2011-H12 Class FA ±	0.64	2-20-2061	3,223,587	3,231,998
GNMA Series 2011-H17 Class FA ±	0.68	6-20-2061	1,724,304	1,731,709
Total Agency Securities (Cost $1,291,808,860)				1,318,512,149

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund

Security name		Yield		Shares	Value
Short-Term Investments : 5.01%
Investment Companies : 4.95%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01%		68,958,347	$68,958,347

			Maturity date	Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill #(z)		0.02	12-18-2014	$900,000	899,990

Total Short-Term Investments (Cost $69,858,339)					69,858,337

Total investments in securities (Cost $1,361,667,199)*	99.56%				1,388,370,486
Other assets and liabilities, net	0.44				6,139,404

Total net assets	100.00%				$1,394,509,890

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,362,568,922 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,697,647
Gross unrealized losses	(1,896,083)

Net unrealized gains	$25,801,564

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.
Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,318,512,149	$0	$1,318,512,149
Short-term investments
Investment companies	68,958,347	0	0	68,958,347
U.S. Treasury securities	899,990	0	0	899,990

Total assets	$69,858,337	$1,318,512,149	$0	$1,388,370,486

Liabilities
Futures contracts	$178,906	$0	$0	$178,906

Total liabilities	$178,906	$0	$0	$178,906

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized losses
3-20-2015	JPMorgan	267 Short	10-Year U.S. Treasury Notes	$33,921,516	$(288,195)
3-31-2015	JPMorgan	470 Short	5-Year U.S. Treasury Notes	56,161,328	(320,346)

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 22.36%
American Express Credit Account Master Trust Series 2012-2 Class A	0.68%	3-15-2018	$3,400,000	$3,404,369
Bank of the West Auto Trust Series 2014-1 Class A2 144A	0.69	7-17-2017	3,200,000	3,201,222
Barclays Dryrock Issuance Trust Series 2014-4 Class A ±	0.55	9-15-2020	1,400,000	1,400,025
BMW Vehicle Lease Trust Series 2014-1 Class A2	0.45	3-21-2016	1,490,162	1,490,125
California Republic Auto Receivables Trust Series 2014-1 Class A2	0.62	1-17-2017	750,185	750,496
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	1,500,000	1,504,152
CarMax Auto Owner Trust Series 2013-3 Class A2	0.59	8-15-2016	674,589	674,760
Fifth Third Auto Trust 2014-1 Class A2	0.46	8-15-2016	2,024,975	2,024,915
Ford Credit Auto Lease Trust Series 2013-B Class A2A	0.59	1-15-2016	587,285	587,593
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	1,000,000	1,001,078
GM Financial Automobile Leasing Trust Series 2014-1A Class A2 144A	0.61	7-20-2016	1,843,283	1,842,220
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	2,500,000	2,508,280
Golden Credit Card Trust Series 2012-5A Class A 144A	0.79	9-15-2017	3,000,000	3,004,416
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	990,242	990,896
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	600,000	602,005
Hyundai Auto Receivables Trust Series 2012-C Class A3	0.53	4-17-2017	622,237	622,637
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 144A	0.66	2-16-2016	229,418	229,433
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	1,200,000	1,205,893
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	118,538	118,561
Mercedes-Benz Auto Receivables Trust Series 2013-B Class A3	0.62	7-15-2016	1,000,000	1,000,674
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	1,000,000	1,001,313
Oscar US Funding Trust Series 2014-1A Class A2 144A	1.00	8-15-2017	2,500,000	2,484,953
Penarth Master Issuer Series 2013-1A Class A1 144A±	0.54	11-18-2017	1,000,000	1,000,389
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	621,832	622,036
Smart Trust Series 2011-4USA Class A3A 144A	1.81	11-14-2015	31,282	31,318
Smart Trust Series 2014-1US Class A2A	0.58	7-14-2016	1,356,935	1,356,036
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	161,691	161,756
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	1,189,712	1,190,206
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	3,150,000	3,150,784
World Omni Automobile Receivables Trust Series 2013-B Class A2	0.48	11-15-2016	564,658	564,663
Total Asset-Backed Securities (Cost $39,721,862)				39,727,204

Certificates of Deposit : 2.25%
Bank of Tokyo-Mitsubishi LLC ±	0.61	7-15-2016	2,000,000	2,000,000
Credit Suisse NY ±	0.55	8-24-2015	2,000,000	2,000,000
Total Certificates of Deposit (Cost $4,000,000)				4,000,000

Corporate Bonds and Notes : 19.01%
Consumer Discretionary : 1.14%
Media : 1.14%
Comcast Corporation	5.90	3-15-2016	472,000	503,278
NBCUniversal Media LLC	3.65	4-30-2015	1,500,000	1,519,101
				2,022,379

Financials : 15.96%
Banks : 6.11%
Bank of America Corporation ±	0.70	2-14-2017	250,000	249,839
Bank of America Corporation	4.50	4-1-2015	500,000	506,534
Bank of America Corporation	5.00	1-15-2015	450,000	452,392
Branch Banking & Trust Company ±	0.55	9-13-2016	800,000	798,322
Branch Banking & Trust Corporation	3.95	4-29-2016	1,450,000	1,513,642
Branch Banking & Trust Corporation	5.63	9-15-2016	250,000	269,940
Citigroup Incorporated ±	0.77	3-10-2017	350,000	349,372
Citigroup Incorporated ±	0.91	11-15-2016	500,000	501,737

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated ±	1.19%	7-25-2016	$500,000	$503,856
Citigroup Incorporated	1.70	7-25-2016	650,000	656,410
Industrial & Commercial Bank of China Limited ±	1.42	11-13-2017	1,500,000	1,499,552
JPMorgan Chase & Company ±	0.75	2-15-2017	2,000,000	2,000,892
PNC Bank NA	0.80	1-28-2016	750,000	751,653
Union Bank NA ±	0.99	9-26-2016	800,000	805,922
				10,860,063

Capital Markets : 2.57%
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,250,000	1,264,214
Goldman Sachs Group Incorporated	3.70	8-1-2015	721,000	735,539
Merrill Lynch & Company Incorporated	5.30	9-30-2015	595,000	617,758
Morgan Stanley	6.00	4-28-2015	1,900,000	1,942,195
				4,559,706

Consumer Finance : 3.86%
American Express Centurion Bank	0.88	11-13-2015	1,150,000	1,152,724
American Express Credit Corporation	2.75	9-15-2015	1,021,000	1,039,152
American Honda Finance Corporation ±	0.36	9-2-2016	800,000	799,650
Daimler Finance North America LLC 144A	1.45	8-1-2016	500,000	503,630
Daimler Finance North America LLC 144A	1.65	4-10-2015	375,000	376,460
Daimler Finance North America LLC 144A	2.30	1-9-2015	1,030,000	1,031,741
HSBC Finance Corporation ±	0.66	6-1-2016	350,000	349,740
HSBC Finance Corporation	5.00	6-30-2015	1,560,000	1,598,574
				6,851,671

Diversified Financial Services : 1.50%
General Electric Capital Corporation	3.50	6-29-2015	925,000	942,270
General Electric Capital Corporation	5.00	1-8-2016	1,650,000	1,730,584
				2,672,854

Insurance : 1.92%
ACE INA Holdings Incorporated	2.60	11-23-2015	1,310,000	1,334,421
MassMutual Global Funding 144A	3.13	4-14-2016	750,000	774,610
MetLife Global Funding 144A	3.13	1-11-2016	830,000	854,334
New York Life Global Funding 144A	2.45	7-14-2016	435,000	447,102
				3,410,467

Health Care : 1.24%
Health Care Providers & Services : 0.56%
Providence Health & Services Obligated Group ±	0.89	10-1-2015	1,000,000	1,002,151

Pharmaceuticals : 0.68%
Bayer US Finance LLC 144A±	0.48	10-7-2016	1,200,000	1,200,434

Utilities : 0.67%
Electric Utilities : 0.67%
Commonwealth Edison Company	4.70	4-15-2015	524,000	532,059
Southern Company	2.38	9-15-2015	650,000	659,550
				1,191,609

Total Corporate Bonds and Notes (Cost $33,746,462)				33,771,334

2

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 8.38%
California : 3.84%
California (GO)	0.85%	2-1-2015	$1,000,000	$1,001,380
California Earthquake Authority (Miscellaneous Revenue)	1.19	7-1-2016	1,750,000	1,748,723
Northern California Transmission Refunding Oregon Project Series B (Utilities Revenue)	5.37	5-1-2015	1,000,000	1,021,100
Riverside County CA Public Financing Authority Indian Wells Project Series A Class T (Tax Revenue)	0.83	9-1-2015	1,045,000	1,044,676
University of California Series Y-1 (Education Revenue) ±	0.66	7-1-2041	2,000,000	2,001,440
				6,817,319

Florida : 1.22%
Village Center FL Community Development District (Water & Sewer Revenue) 144A	1.30	11-1-2015	2,165,000	2,164,784

Illinois : 1.14%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32	1-1-2016	600,000	605,742
Illinois (GO)	4.96	3-1-2016	1,365,000	1,430,315
				2,036,057

Indiana : 0.28%
Indiana Bond Bank Taxable School Severance Funding (Miscellaneous Revenue)	0.66	1-15-2015	500,000	500,325

New Jersey : 1.07%
New Jersey Building Authority Series B (Miscellaneous Revenue)	0.75	6-15-2015	1,000,000	1,002,630
New Jersey EDA School Facilities Construction Series QQ (Miscellaneous Revenue)	1.10	6-15-2016	900,000	901,269
				1,903,899

Ohio : 0.20%
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-B (Miscellaneous Revenue)	0.87	1-1-2015	350,000	350,228

South Carolina : 0.63%
Lancaster SC Educational Assistance Program Incorporated Installment Purchase Refunding Bonds School District Series 2013-A (Miscellaneous Revenue)	0.73	12-1-2014	355,000	355,018
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	720,000	760,000
				1,115,018

Total Municipal Obligations (Cost $14,862,426)				14,887,630

Non-Agency Mortgage Backed Securities : 6.30%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.28	10-12-2042	920,000	938,792
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	2,000,000	2,000,060
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.40	7-15-2044	1,980,226	2,018,807
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	567,591	574,248
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4 ±	5.40	12-15-2044	1,720,000	1,763,105
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,771,709	1,842,262

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A4A ±	4.94%	8-15-2042	$430,536	$436,603
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.46	11-12-2037	1,595,440	1,631,012
Total Non-Agency Mortgage Backed Securities (Cost $11,265,969)				11,204,889

Yankee Corporate Bonds and Notes : 21.57%
Consumer Discretionary : 0.44%
Automobiles : 0.44%
Volkswagen Group America 144A	1.63	3-22-2015	775,000	777,409

Consumer Staples : 2.00%
Food & Staples Retailing : 1.05%
Wesfarmers Limited 144A	2.98	5-18-2016	1,810,000	1,867,091

Tobacco : 0.95%
BAT International Finance plc 144A	1.40	6-5-2015	1,680,000	1,685,940

Energy : 2.06%
Oil, Gas & Consumable Fuels : 2.06%
BP Capital Markets plc	3.20	3-11-2016	1,701,000	1,752,273
BP Capital Markets plc	3.88	3-10-2015	900,000	908,464
CNPC General Capital Limited 144A±	1.13	5-14-2017	1,000,000	1,001,659
				3,662,396

Financials : 15.01%
Banks : 12.56%
ABN Amro Bank NV 144A±	1.03	10-28-2016	2,000,000	2,015,080
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,061,255
Banco Santander Chile 144A±	1.13	4-11-2017	1,250,000	1,244,204
Banque Federative du Credit Mutuel SA 144A±	1.08	1-20-2017	1,000,000	1,007,610
BPCE SA	1.70	4-25-2016	2,695,000	2,722,435
Export-Import Bank of Korea ±	0.98	1-14-2017	1,400,000	1,407,048
Export-Import Bank of Korea	5.88	1-14-2015	750,000	754,631
ING Bank NV 144A	2.00	9-25-2015	2,990,000	3,020,585
Kookmin Bank 144A±	1.11	1-27-2017	1,000,000	1,006,936
Kookmin Bank 144A±	1.48	10-11-2016	500,000	505,980
Lloyds TSB Bank plc 144A	4.38	1-12-2015	1,500,000	1,506,291
Macquarie Bank Limited 144A±	1.03	3-24-2017	1,000,000	1,005,481
Macquarie Bank Limited 144A	3.45	7-27-2015	1,000,000	1,017,631
Nationwide Building Society 144A	4.65	2-25-2015	1,500,000	1,513,827
Rabobank Nederland 144A	3.20	3-11-2015	900,000	906,825
Royal Bank of Scotland plc	4.88	3-16-2015	850,000	859,856
Sumitomo Mitsui Trust Bank Limited 144A±	1.01	9-16-2016	750,000	754,661
				22,310,336

Consumer Finance : 1.00%
Volkswagen International Finance NV 144A±	0.67	11-20-2017	725,000	725,630
Volkswagen International Finance NV 144A	2.88	4-1-2016	1,032,000	1,060,608
				1,786,238

Diversified Financial Services : 1.45%
Abbey National Treasury Services plc ±	0.74	3-13-2017	500,000	500,790
Abbey National Treasury Services plc	4.00	4-27-2016	1,300,000	1,354,020

4

Wells Fargo Advantage Conservative Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
UBS AG (Stamford Connecticut)	3.88%	1-15-2015	$711,000	$713,958
				2,568,768

Information Technology : 1.30%
Internet Software & Services : 1.30%
Alibaba Group Holding Limited 144A±	0.76	11-28-2017	2,300,000	2,304,727

Telecommunication Services : 0.76%
Wireless Telecommunication Services : 0.76%
America Movil SAB de CV ±	1.23	9-12-2016	850,000	855,834
America Movil SAB de CV	5.75	1-15-2015	500,000	502,940
				1,358,774

Total Yankee Corporate Bonds and Notes (Cost $38,265,106)				38,321,679

Short-Term Investments : 19.88%
Commercial Paper : 19.83%
Alpine Securitization Corporation 144A(p)(z)	0.27	2-2-2015	1,800,000	1,799,150
Anglesea Funding LLC 144A(p)(z)	0.00	12-1-2014	1,900,000	1,900,000
Anglesea Funding LLC 144A(p)(z)	0.37	3-2-2015	1,600,000	1,598,504
Antalis US Funding Corporation 144A(p)(z)	0.20	12-8-2014	2,300,000	2,299,897
Banco de Credito e Inversiones 144A(z)	0.41	2-20-2015	1,500,000	1,498,616
Chinatex Capital Limited(z)	0.32	12-5-2014	3,250,000	3,249,856
CNPC Finance Hong Kong Limited 144A(z)	0.00	12-1-2014	1,000,000	1,000,000
Coca-Cola Company 144A(z)	0.24	6-22-2015	2,000,000	1,997,293
Collateralized Commercial Paper Company LLC 144A(z)	0.34	5-7-2015	1,000,000	998,517
Collateralized Commercial Paper Company LLC (z)	0.37	2-12-2015	1,000,000	999,250
Institutional Secured Funding LLC 144A(p)(z)	0.14	12-2-2014	750,000	749,994
Institutional Secured Funding LLC 144A(p)(z)	0.16	12-2-2014	2,000,000	1,999,982
Midea International Corporation (z)	0.35	12-12-2014	1,350,000	1,349,843
Mountcliff Funding LLC 144A(p)(z)	0.24	12-8-2014	2,000,000	1,999,895
Reckitt Benckiser Treasury Services plc 144A(z)	0.30	8-25-2015	500,000	498,888
Reckitt Benckiser Treasury Services plc 144A(z)	0.37	8-25-2015	2,300,000	2,293,688
Salisbury Receivables Company LLC 144A(p)(z)	0.29	4-1-2015	2,500,000	2,497,563
Scaldis Capital LLC 144A(p)(z)	0.23	2-13-2015	2,400,000	2,398,865
Suncorp Group Limited 144A(z)	0.53	7-6-2015	1,100,000	1,096,486
White Point Funding Incorporated 144A(z)	0.22	12-8-2014	3,000,000	2,999,854
				35,226,141

	Yield		Shares
Investment Companies : 0.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08		83,572	83,572

			Principal
U.S. Treasury Securities : 0.00%
U.S. Treasury Bill (z)#	0.02	12-18-2014	$5,000	5,000

Total Short-Term Investments (Cost $35,314,713)				35,314,713

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund

Total investments in securities (Cost $177,176,538)*	99.75%	$177,227,449
Other assets and liabilities, net	0.25	440,577

Total net assets	100.00%	$177,668,026

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $177,176,932 and unrealized gains (losses) consists of:

Gross unrealized gains	$154,111
Gross unrealized losses	(103,594)

Net unrealized gains	$50,517

6

Wells Fargo Advantage Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$39,727,204	$0	$39,727,204
Certificate of deposit	0	4,000,000	0	4,000,000
Corporate bonds and notes	0	33,771,334	0	33,771,334
Municipal obligations	0	14,887,630	0	14,887,630
Non-agency mortgage backed securities	0	11,204,889	0	11,204,889
Yankee corporate bonds and notes	0	38,321,679	0	38,321,679
Short-term investments
Commercial paper	0	35,226,141	0	35,226,141
Investment companies	83,572	0	0	83,572
U.S. Treasury securities	5,000	0	0	5,000

Total assets	$88,572	$177,138,877	$0	$177,227,449

Liabilities
Futures contracts	$1,406	$0	$0	$1,406

Total liabilities	$1,406	$0	$0	$1,406

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At As of November 30, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized losses
3-31-2015	JPMorgan	15 Short	2-Year U.S. Treasury Notes	$3,287,109	$(3,779)

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 73.61%
FDIC Series 2010-S1 Class 1A 144A±	0.70%	2-25-2048	$7,090,361	$7,093,211
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	5,628,989	5,604,298
FHLB	5.63	3-14-2036	6,150,000	8,341,768
FHLMC ±	2.26	10-1-2026	230,824	242,317
FHLMC	2.38	1-13-2022	10,415,000	10,565,622
FHLMC ±	2.38	6-1-2032	86,512	90,916
FHLMC ±	2.41	9-1-2031	9,584	9,795
FHLMC ±	2.41	9-1-2031	57,209	57,643
FHLMC ±	2.53	7-1-2029	228,876	239,700
FHLMC ±	2.62	1-1-2038	1,097,181	1,180,644
FHLMC ±	2.83	5-1-2026	124,988	131,533
FHLMC ±	3.01	7-1-2032	1,579,254	1,617,317
FHLMC %%	3.50	12-1-2044	54,565,000	56,756,123
FHLMC %%	4.00	12-1-2044	11,875,000	12,662,646
FHLMC	4.50	3-1-2042	1,107,945	1,203,810
FHLMC	5.00	5-1-2018	255,976	270,273
FHLMC	5.00	4-1-2019	228,450	241,210
FHLMC	5.00	4-1-2019	258,384	273,845
FHLMC	5.00	6-1-2019	363,202	386,919
FHLMC	5.00	8-1-2019	1,307,653	1,393,115
FHLMC	5.00	10-1-2019	468,383	496,404
FHLMC	5.00	2-1-2020	1,406,047	1,498,156
FHLMC	5.00	8-1-2040	3,330,692	3,705,773
FHLMC	5.50	7-1-2035	8,835,684	9,972,711
FHLMC	5.50	12-1-2038	5,628,600	6,294,628
FHLMC	6.00	1-1-2024	3,434,962	3,783,758
FHLMC	6.00	10-1-2032	73,587	84,341
FHLMC	6.00	5-25-2043	6,835,959	7,900,222
FHLMC ±	6.38	1-1-2026	79,431	81,147
FHLMC	6.50	4-1-2018	23,276	24,350
FHLMC	6.50	4-1-2021	44,252	46,504
FHLMC	6.50	4-1-2022	130,238	148,178
FHLMC	6.50	9-1-2028	23,416	26,642
FHLMC	6.50	9-1-2028	39,648	45,333
FHLMC	6.50	7-1-2031	6	7
FHLMC	6.50	8-1-2037	213,461	234,970
FHLMC	7.00	12-1-2023	6,454	7,458
FHLMC	7.00	5-1-2024	11,293	11,565
FHLMC	7.00	12-1-2026	4,292	4,629
FHLMC	7.00	12-1-2026	356	357
FHLMC	7.00	12-1-2026	876	981
FHLMC	7.00	4-1-2029	1,783	1,790
FHLMC	7.00	4-1-2029	3,541	4,101
FHLMC	7.00	5-1-2029	24,604	28,592
FHLMC	7.00	4-1-2032	206,713	241,245
FHLMC	7.50	11-1-2031	297,433	356,292
FHLMC	7.50	4-1-2032	248,737	295,020
FHLMC	8.00	2-1-2017	6,882	7,217
FHLMC	8.00	8-1-2023	34,960	38,473
FHLMC	8.00	6-1-2024	8,840	10,124
FHLMC	8.00	6-1-2024	3,929	4,068
FHLMC	8.00	6-1-2024	12,500	13,936
FHLMC	8.00	8-1-2026	26,420	32,419
FHLMC	8.00	11-1-2026	28,837	35,484
FHLMC	8.00	11-1-2028	21,332	24,498
FHLMC	8.50	7-1-2022	5,127	5,772
FHLMC	8.50	12-1-2025	18,072	21,125
FHLMC	8.50	5-1-2026	2,889	3,314
FHLMC	8.50	8-1-2026	6,991	7,336
FHLMC	8.50	8-1-2026	26,058	26,190
FHLMC	9.00	6-1-2016	1,870	1,890
FHLMC	9.00	1-1-2017	5,929	5,999
FHLMC	9.00	4-1-2017	9,190	9,587

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	11-1-2018	$34,266	$35,228
FHLMC	9.00	8-1-2019	469	505
FHLMC	9.00	8-1-2019	84	85
FHLMC	9.00	12-1-2019	216	238
FHLMC	9.00	1-1-2020	23	23
FHLMC	9.00	2-1-2020	139	153
FHLMC	9.00	3-1-2020	1,980	2,022
FHLMC	9.00	3-1-2020	270	281
FHLMC	9.00	9-1-2020	216	238
FHLMC	9.00	9-1-2020	771	805
FHLMC	9.00	12-1-2020	64	65
FHLMC	9.00	3-1-2021	4,680	5,162
FHLMC	9.00	4-1-2021	47,504	50,454
FHLMC	9.00	4-1-2021	3,609	3,730
FHLMC	9.00	4-1-2021	258	293
FHLMC	9.00	7-1-2021	4,816	4,842
FHLMC	9.00	7-1-2021	4,140	4,306
FHLMC	9.00	8-1-2021	640	736
FHLMC	9.00	7-1-2022	651	663
FHLMC	9.00	9-1-2024	1,614	1,814
FHLMC	9.50	9-1-2016	20	21
FHLMC	9.50	10-1-2016	202	212
FHLMC	9.50	8-1-2018	32	32
FHLMC	9.50	8-1-2019	160	176
FHLMC	9.50	2-1-2020	8	9
FHLMC	9.50	6-1-2020	78	87
FHLMC	9.50	8-1-2020	350	391
FHLMC	9.50	9-1-2020	20	21
FHLMC	9.50	9-1-2020	5,401	5,822
FHLMC	9.50	9-1-2020	52	59
FHLMC	9.50	10-1-2020	41	45
FHLMC	9.50	10-1-2020	76	86
FHLMC	9.50	11-1-2020	87	98
FHLMC	9.50	5-1-2021	253	287
FHLMC	9.50	9-1-2022	627,871	679,303
FHLMC	9.50	4-1-2025	64,058	74,182
FHLMC	10.00	8-1-2017	13	13
FHLMC	10.00	1-1-2019	13	14
FHLMC	10.00	8-1-2019	3	3
FHLMC	10.00	12-1-2019	261	291
FHLMC	10.00	3-1-2020	25	28
FHLMC	10.00	6-1-2020	35	39
FHLMC	10.00	7-1-2020	49	52
FHLMC	10.00	8-1-2020	40	45
FHLMC	10.00	10-1-2021	62,267	69,061
FHLMC	10.00	8-1-2022	264,209	284,658
FHLMC	10.00	2-1-2025	649,210	737,080
FHLMC	10.50	2-1-2019	24	25
FHLMC	10.50	5-1-2019	102	104
FHLMC	10.50	6-1-2019	13	14
FHLMC	10.50	8-1-2019	17,942	19,957
FHLMC	10.50	12-1-2019	18,811	19,202
FHLMC	10.50	5-1-2020	33,963	38,048
FHLMC	10.50	5-1-2020	5,171	5,309
FHLMC	10.50	8-1-2020	14,246	14,288
FHLMC	10.50	8-1-2020	32,645	34,260
FHLMC Series 16 Class D	10.00	10-15-2019	12,958	13,808
FHLMC Series 2758 Class FH ±	0.50	3-15-2019	3,068,758	3,078,344
FHLMC Series 2882 Class TF ±	0.40	10-15-2034	2,482,041	2,488,194
FHLMC Series 3221 Class VA	5.00	9-15-2017	4,038,192	4,153,155
FHLMC Series 3706 Class C	2.00	8-15-2020	5,199,633	5,282,193
FHLMC Series 3767 Class PD	4.00	7-15-2040	421,049	441,743
FHLMC Series 3948 Class DA	3.00	12-15-2024	1,040,906	1,083,397
FHLMC Series K020 Class X1 ±(c)	1.60	5-25-2022	48,033,542	4,201,590
FHLMC Series T-15 Class A6 ±	0.55	11-25-2028	244,230	241,299

2

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-23 Class A ±	0.43%	5-25-2030	$1,026,021	$998,881
FHLMC Series T-35 Class A ±	0.43	9-25-2031	1,078,024	1,009,834
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,269,808	1,580,544
FHLMC Series T-55 Class 2A1 ±	2.68	3-25-2043	650,245	653,850
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,674,816	1,962,229
FHLMC Series T-57 Class 2A1 ±	3.23	7-25-2043	3,411,789	3,548,158
FHLMC Series T-67 Class 1A1C ±	3.00	3-25-2036	1,765,349	1,870,605
FHLMC Series T-67 Class 2A1C ±	2.94	3-25-2036	3,259,011	3,395,029
FHLMC Series T-75 Class A1 ±	0.19	12-25-2036	6,046,728	6,009,396
FNMA ¤	0.00	12-1-2014	121,000,000	121,000,000
FNMA ±	1.84	1-1-2043	2,230,754	2,306,037
FNMA ±	2.00	5-1-2036	2,331,414	2,469,348
FNMA ±	2.09	12-1-2035	1,876,818	1,996,615
FNMA ±	2.11	5-1-2036	3,528,619	3,712,456
FNMA ±	2.25	8-1-2036	2,972,555	3,207,706
FNMA ±	2.27	4-1-2032	129,925	132,717
FNMA ±	2.31	9-1-2031	101,815	107,499
FNMA ±	2.31	11-1-2031	207,164	209,857
FNMA ±	2.34	6-1-2032	174,301	183,286
FNMA ±	2.35	12-1-2034	1,796,356	1,924,165
FNMA ±	2.36	9-1-2036	1,682,802	1,809,850
FNMA ±	2.39	12-1-2040	87,642	92,776
FNMA ±	2.40	9-1-2031	465,556	490,397
FNMA ±	2.42	6-1-2034	800,705	847,711
FNMA	2.50	4-25-2039	368,869	372,155
FNMA ±	2.53	10-1-2027	274,482	292,628
FNMA ±	2.61	9-1-2027	672,488	718,258
FNMA	2.63	9-6-2024	16,000,000	16,130,752
FNMA ±	2.95	7-1-2026	461,063	497,447
FNMA	2.96	7-1-2015	927,715	927,753
FNMA ±	2.99	5-1-2036	1,432,495	1,526,835
FNMA	3.00	4-1-2022	1,338,108	1,402,665
FNMA %%	3.00	12-1-2029	18,235,000	18,988,618
FNMA %%	3.00	12-1-2044	78,050,000	78,891,473
FNMA ±	3.12	2-1-2027	858,706	875,116
FNMA	3.21	3-1-2015	989,469	994,047
FNMA ±	3.22	1-1-2033	97,613	100,510
FNMA ±	3.36	4-1-2033	81,358	82,234
FNMA %%	3.50	12-1-2029	15,180,000	16,080,719
FNMA %%	3.50	12-1-2044	54,520,000	56,824,321
FNMA ±	3.92	9-1-2028	329,871	341,789
FNMA	4.00	5-1-2021	1,284,775	1,366,414
FNMA %%	4.00	12-1-2029	12,615,000	13,399,989
FNMA %%	4.00	12-1-2044	54,450,000	58,133,880
FNMA ±	4.11	7-1-2033	162,393	167,325
FNMA	4.50	8-1-2018	1,173,108	1,236,457
FNMA	4.50	12-1-2018	1,007,694	1,063,744
FNMA	4.50	3-1-2025	10,609,648	11,181,884
FNMA %%	4.50	12-1-2041	17,387,000	18,896,138
FNMA	4.68	2-1-2020	3,262,513	3,662,750
FNMA	4.79	5-1-2019	2,164,400	2,419,006
FNMA	5.00	12-1-2018	768,439	811,460
FNMA	5.00	6-1-2019	724,391	763,608
FNMA	5.00	6-1-2023	1,625,113	1,754,998
FNMA	5.00	3-1-2034	1,279,119	1,422,353
FNMA	5.00	8-1-2040	24,409,482	27,150,542
FNMA	5.03	5-1-2015	6,144,856	6,220,867
FNMA	5.22	10-1-2015	3,194,596	3,267,619
FNMA	5.38	5-1-2017	711,312	759,808
FNMA	5.39	1-1-2024	2,578,540	2,941,352
FNMA	5.50	6-1-2016	120,804	128,183
FNMA	5.50	11-1-2023	223,491	246,464
FNMA	5.50	1-1-2025	209,058	229,370

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	1-1-2025	$882,687	$972,991
FNMA	5.50	8-1-2033	8,417,680	9,475,680
FNMA	5.50	9-1-2033	4,145,674	4,676,129
FNMA	5.50	9-1-2033	1,836,530	2,065,779
FNMA	5.50	8-1-2035	1,507,309	1,690,532
FNMA	5.50	1-1-2037	1,636,544	1,835,608
FNMA	5.55	5-1-2016	3,057,974	3,233,937
FNMA	5.55	9-1-2019	1,660,811	1,727,117
FNMA	5.61	2-1-2021	2,622,517	2,891,776
FNMA	5.63	2-1-2018	1,074,653	1,199,684
FNMA	5.67	3-1-2016	6,063,838	6,350,661
FNMA	5.67	11-1-2021	5,486,351	5,868,168
FNMA	5.70	3-1-2016	925,886	969,863
FNMA	5.75	5-1-2021	3,484,939	3,957,589
FNMA	5.79	10-1-2017	1,066,327	1,185,795
FNMA	5.95	6-1-2024	1,763,155	2,070,041
FNMA	6.00	5-1-2016	36,429	37,231
FNMA	6.00	3-1-2024	164,454	186,160
FNMA	6.00	2-1-2035	2,190,574	2,448,811
FNMA	6.00	11-1-2037	1,467,096	1,666,103
FNMA %%	6.00	12-1-2044	21,385,000	24,238,561
FNMA	6.08	1-1-2019	598,089	621,248
FNMA	6.50	6-1-2017	104,847	108,980
FNMA	6.50	1-1-2024	83,205	94,653
FNMA	6.50	3-1-2028	43,492	48,512
FNMA	6.50	12-1-2029	499,672	575,228
FNMA	6.50	11-1-2031	119,606	137,086
FNMA	6.50	7-1-2036	901,847	1,025,934
FNMA	6.50	7-1-2036	643,968	743,504
FNMA	6.50	7-25-2042	2,323,044	2,642,395
FNMA	6.65	5-1-2016	1,393,630	1,496,182
FNMA	7.00	11-1-2026	14,923	17,167
FNMA	7.00	9-1-2031	5,971	6,020
FNMA	7.00	1-1-2032	6,853	7,898
FNMA	7.00	2-1-2032	156,580	186,219
FNMA	7.00	2-1-2032	8,262	8,570
FNMA	7.00	10-1-2032	371,435	409,013
FNMA	7.00	2-1-2034	3,303	3,811
FNMA	7.00	4-1-2034	309,086	368,823
FNMA	7.00	1-1-2036	6,871	7,320
FNMA	7.00	9-1-2036	310,136	349,345
FNMA	7.50	7-1-2015	661	662
FNMA	7.50	9-1-2031	149,981	186,507
FNMA	7.50	11-25-2031	762,928	889,760
FNMA	7.50	2-1-2032	51,552	60,693
FNMA	7.50	10-1-2037	2,201,814	2,515,834
FNMA	8.00	5-1-2027	58,408	61,353
FNMA	8.00	10-1-2027	11,758	11,871
FNMA	8.00	6-1-2028	9,553	10,880
FNMA	8.00	2-1-2030	187,422	217,833
FNMA	8.00	7-1-2031	1,986,709	2,429,105
FNMA	8.50	5-1-2017	193,891	205,337
FNMA	8.50	5-1-2017	3,303	3,489
FNMA	8.50	8-1-2024	35,363	40,220
FNMA	8.50	5-1-2026	219,155	251,350
FNMA	8.50	7-1-2026	32,443	34,939
FNMA	8.50	8-1-2026	16,430	16,877
FNMA	8.50	9-1-2026	176	176
FNMA	8.50	10-1-2026	35,599	36,381
FNMA	8.50	10-1-2026	374	394
FNMA	8.50	10-1-2026	9,099	9,142
FNMA	8.50	11-1-2026	35,196	36,449
FNMA	8.50	11-1-2026	11,521	12,374
FNMA	8.50	12-1-2026	263,041	326,152
FNMA	8.50	12-1-2026	22,945	26,600

4

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.50%	12-1-2026	$332	$334
FNMA	8.50	2-1-2027	553	646
FNMA	8.50	2-1-2027	8,917	9,028
FNMA	8.50	3-1-2027	1,303	1,513
FNMA	8.50	3-1-2027	2,959	2,974
FNMA	8.50	6-1-2027	264,785	306,742
FNMA	8.50	7-1-2029	957	961
FNMA	9.00	3-1-2021	38,343	41,883
FNMA	9.00	6-1-2021	213	239
FNMA	9.00	7-1-2021	57,170	62,582
FNMA	9.00	8-1-2021	285	324
FNMA	9.00	10-1-2021	39,069	41,206
FNMA	9.00	1-1-2025	2,895	2,967
FNMA	9.00	1-1-2025	23,612	27,310
FNMA	9.00	2-1-2025	9,176	9,223
FNMA	9.00	3-1-2025	540	549
FNMA	9.00	3-1-2025	4,007	4,241
FNMA	9.00	3-1-2025	1,564	1,572
FNMA	9.00	4-1-2025	3,676	3,695
FNMA	9.00	7-1-2028	44,185	49,059
FNMA	9.50	11-1-2020	202	227
FNMA	9.50	12-15-2020	66,278	73,605
FNMA	9.50	1-1-2021	28,531	29,890
FNMA	9.50	6-1-2022	4,244	4,368
FNMA	9.50	7-1-2028	61,179	64,975
FNMA	10.00	12-1-2020	88,492	97,971
FNMA	11.00	2-1-2019	10,668	10,754
FNMA	11.00	10-15-2020	4,563	4,654
FNMA	11.25	2-1-2016	1,128	1,134
FNMA Series 161 Class 2 (c)	8.50	7-25-2022	72,451	18,592
FNMA Series 1988-2 Class Z	10.10	2-25-2018	3,196	3,281
FNMA Series 1988-7 Class Z	9.25	4-25-2018	23,581	25,560
FNMA Series 1989-10 Class Z	9.50	3-25-2019	177,195	196,544
FNMA Series 1989-100 Class Z	8.75	12-25-2019	96,465	106,763
FNMA Series 1989-12 Class Y	10.00	3-25-2019	271,731	301,850
FNMA Series 1989-22 Class G	10.00	5-25-2019	175,852	197,804
FNMA Series 1989-63 Class Z	9.40	10-25-2019	23,567	25,509
FNMA Series 1989-98 Class E	9.20	12-25-2019	53,374	58,479
FNMA Series 1990-144 Class W	9.50	12-25-2020	121,728	138,090
FNMA Series 1990-75 Class Z	9.50	7-25-2020	137,216	155,512
FNMA Series 1990-84 Class Y	9.00	7-25-2020	30,514	34,054
FNMA Series 1990-96 Class Z	9.67	8-25-2020	189,351	215,410
FNMA Series 1991-5 Class Z	8.75	1-25-2021	43,458	48,204
FNMA Series 1991-85 Class Z	8.00	6-25-2021	128,066	138,163
FNMA Series 1992-45 Class Z	8.00	4-25-2022	149,739	172,714
FNMA Series 1999-W6 Class A ±	9.16	9-25-2028	18,664	19,310
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,229,936	1,402,214
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,862,011	2,152,703
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	466,992	547,647
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,121,299	1,342,463
FNMA Series 2001-T8 Class A3 ±	3.60	7-25-2041	1,245,797	1,279,558
FNMA Series 2002-T12 Class A5 ±	3.45	10-25-2041	1,560,515	1,607,717
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,347,330	7,262,672
FNMA Series 2002-T5 Class A1 ±	0.39	5-25-2032	409,494	403,106
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,040,210	1,160,062
FNMA Series 2003-T2 Class A1 ±	0.43	3-25-2033	410,829	398,430
FNMA Series 2003-W1 Class 1A1 ±	5.87	12-25-2042	993,184	1,134,811
FNMA Series 2003-W11 Class A1 ±	3.29	6-25-2033	164,090	172,119
FNMA Series 2003-W3 Class 1A4 ±	3.37	8-25-2042	3,903,006	4,366,886
FNMA Series 2003-W5 Class A ±	0.37	4-25-2033	653,609	641,490
FNMA Series 2003-W6 Class 6A ±	3.08	8-25-2042	2,789,145	3,014,703
FNMA Series 2003-W6 Class PT4 ±	8.81	10-25-2042	2,473,114	2,912,557
FNMA Series 2003-W8 Class PT1 ±	9.62	12-25-2042	1,003,225	1,165,366

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W9 Class A ±	0.41%	6-25-2033	$167,348	$161,480
FNMA Series 2004-79 Class FA ±	0.44	8-25-2032	1,519,105	1,521,015
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	965,984	1,107,958
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,166,592	2,540,048
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,832,840	2,134,804
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,913,162	2,061,782
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	6,977,279	7,751,527
FNMA Series 2007-2 Class FA ±	0.35	2-25-2037	201,188	201,288
FNMA Series 2007-W10 Class 2A ±	6.30	8-25-2047	1,034,212	1,171,675
FNMA Series 2009-108 Class DE	4.50	8-25-2027	110,191	111,480
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,368,922	1,422,123
FNMA Series 265 Class 2	9.00	3-25-2024	185,684	217,166
FNMA Series G-8 Class E	9.00	4-25-2021	146,922	164,959
FNMA Series G92-30 Class Z	7.00	6-25-2022	280,944	305,829
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	2,830,059	3,141,960
GNMA ±	3.00	8-20-2020	198,159	211,115
GNMA ±	3.00	11-20-2020	138,851	143,261
GNMA %%	4.00	12-18-2044	17,410,000	18,673,585
GNMA %%	4.50	12-18-2044	41,770,000	45,712,044
GNMA	5.00	7-20-2040	8,272,891	9,250,374
GNMA	6.00	8-20-2034	338,623	381,489
GNMA	6.50	12-15-2025	43,203	49,265
GNMA	6.50	5-15-2029	2,538	2,894
GNMA	6.50	5-15-2031	2,605	3,006
GNMA	6.50	9-20-2033	94,451	113,207
GNMA	7.00	12-15-2022	49,352	54,409
GNMA	7.00	5-15-2026	5,167	5,800
GNMA	7.00	3-15-2028	72,369	80,483
GNMA	7.00	1-15-2031	480	497
GNMA	7.00	4-15-2031	1,276	1,320
GNMA	7.00	8-15-2031	22,250	23,680
GNMA	7.00	3-15-2032	16,560	17,096
GNMA	7.34	10-20-2021	60,326	62,745
GNMA	7.34	12-20-2021	21,515	21,604
GNMA	7.34	2-20-2022	18,738	18,815
GNMA	7.34	4-20-2022	26,148	26,256
GNMA	7.34	9-20-2022	43,080	46,173
GNMA	8.00	4-15-2023	606	608
GNMA	8.00	6-15-2023	6,664	7,483
GNMA	8.00	12-15-2023	473,494	555,044
GNMA	8.00	2-15-2024	1,283	1,446
GNMA	8.00	9-15-2024	4,875	5,113
GNMA	8.00	6-15-2025	94	95
GNMA	8.35	4-15-2020	397,530	445,984
GNMA	8.40	5-15-2020	192,196	215,379
GNMA	8.50	7-15-2016	560	562
GNMA	9.00	12-15-2016	3,111	3,127
GNMA	9.00	4-15-2021	2,883	2,937
GNMA	9.50	10-20-2019	78,529	85,843
GNMA	10.00	12-15-2018	7,108	7,153
GNMA	12.50	4-15-2019	1,201	1,208
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-2042	4,287,166	43
GNMA Series 2005-23 Class IO ±(c)	0.36	6-17-2045	14,359,771	155,387
GNMA Series 2006-32 Class C ±	5.33	11-16-2038	12,510,000	13,289,411
GNMA Series 2006-32 Class XM ±(c)	0.01	11-16-2045	19,486,763	46,456
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,863,183
GNMA Series 2007-35 Class NF ±	0.25	10-16-2035	5,095,878	5,093,773
GNMA Series 2007-44 Class FP ±	0.33	3-20-2036	2,097,914	2,097,836
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,065,890
GNMA Series 2008-22 Class XM ±(c)	0.60	2-16-2050	48,909,070	1,669,218
SBA (a)(c)(i)	1.30	2-15-2018	242,134	487
SBA Series 1992-6 Class A (a)(c)(i)	2.09	10-15-2017	282,506	892
TVA	5.38	4-1-2056	3,670,000	4,643,196
Total Agency Securities (Cost $928,461,387)				951,611,893

4

Wells Fargo Advantage Government Securities Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.60%
Texas : 0.60%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00%	12-15-2020	$5,405,000	$7,832,602

Total Municipal Obligations (Cost $6,712,250)				7,832,602

Non-Agency Mortgage Backed Securities : 5.33%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,986,952	2,995,247
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.96	3-15-2049	8,947,976	9,391,661
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	11,973,889
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,486,482
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,361,826
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	12,883,027	13,272,958
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.59	3-12-2044	2,319,403	2,390,912
National Credit Union Administration Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	7,993,207	8,214,035
National Credit Union Administration Guaranteed Notes Series 2011-R4 Class 1A ±	0.54	3-6-2020	2,619,305	2,626,429
National Credit Union Administration Guaranteed Notes Series 2011-R6 Class 1A ±	0.54	5-7-2020	2,219,487	2,221,438
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.77	2-15-2025	388,785	446,906
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	496,700	595,799
Total Non-Agency Mortgage Backed Securities (Cost $70,382,790)				68,977,582

U.S. Treasury Securities : 49.86%
U.S. Treasury Bond	2.75	8-15-2042	12,935,000	12,569,185
U.S. Treasury Bond	3.75	8-15-2041	17,565,000	20,641,615
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	9,721,006
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	26,788,478
U.S. Treasury Bond	6.25	8-15-2023	16,460,000	22,007,530
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,480,671
U.S. Treasury Note ±##	0.07	1-31-2016	130,990,000	130,970,613
U.S. Treasury Note ##	0.13	12-31-2014	84,180,000	84,176,717
U.S. Treasury Note ##	0.25	9-30-2015	114,015,000	114,121,946
U.S. Treasury Note ##	0.38	3-15-2015	89,940,000	90,017,258
U.S. Treasury Note	0.38	11-15-2015	57,055,000	57,166,428
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,372,914
U.S. Treasury Note	1.38	2-28-2019	51,730,000	51,818,924
U.S. Treasury Note	2.25	11-15-2024	5,690,000	5,729,119
Total U.S. Treasury Securities (Cost $633,760,988)				644,582,404

Yankee Corporate Bonds and Notes : 1.54%
Financials : 1.54%
Banks : 1.54%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,380,823
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,493,814
Total Yankee Corporate Bonds and Notes (Cost $19,596,949)				19,874,637

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund

Security name		Yield		Shares	Value
Short-Term Investments : 0.91%
Investment Companies : 0.79%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01%		10,162,189	$10,162,189

			Maturity date	Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill (z)#		0.02	12-18-2014	$1,600,000	1,599,982

Total Short-Term Investments (Cost $11,762,174)					11,762,171

Total investments in securities (Cost $1,670,676,538)*	131.85%				1,704,641,289
Other assets and liabilities, net	(31.85)				(411,810,429)

Total net assets	100.00%				$1,292,830,860

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,671,668,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,020,032
Gross unrealized losses	(7,047,154)

Net unrealized gains	$32,972,878

8

Wells Fargo Advantage Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$951,610,514	$1,379	$951,611,893
Municipal obligations	0	7,832,602	0	7,832,602
Non-agency mortgage backed securities	0	68,977,582	0	68,977,582
U.S. Treasury securities	644,582,404	0	0	644,582,404
Yankee corporate bonds and notes	0	19,874,637	0	19,874,637
Short-term investments
Investment companies	10,162,189	0	0	10,162,189
U.S. Treasury securities	1,599,982	0	0	1,599,982

	656,344,575	1,048,295,335	1,379	1,704,641,289
Futures contracts	384,194	0	0	384,194

Total assets	$656,728,769	$1,048,295,335	$1,379	$1,705,025,483

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains
3-20-2015	JPMorgan	573 Long	10-Year U.S. Treasury Notes	$72,797,859	$683,826
3-20-2015	JPMorgan	78 Long	U.S. Treasury Bonds	11,124,750	115,293
3-31-2015	JPMorgan	825 Long	5-Year U.S. Treasury Notes	98,581,055	489,401

Wells Fargo Advantage High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 79.72%
Consumer Discretionary : 20.16%
Auto Components : 3.18%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$6,000,000	$6,465,000
Chrysler Group LLC	8.25	6-15-2021	5,000,000	5,575,000
Goodyear Tire & Rubber Company	6.50	3-1-2021	5,000,000	5,312,500
				17,352,500

Automobiles : 0.98%
General Motors Financial Company	4.25	5-15-2023	3,215,000	3,286,984
General Motors Financial Company	4.38	9-25-2021	2,000,000	2,072,500
				5,359,484

Diversified Consumer Services : 0.22%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	1,135,000	1,197,425

Hotels, Restaurants & Leisure : 1.67%
MGM Resorts International Company	6.63	12-15-2021	4,000,000	4,270,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,142,500
Tunica-Biloxi Gaming Authority 144A(i)	9.00	11-15-2015	6,260,000	3,724,700
				9,137,200

Household Durables : 2.55%
Beazer Homes USA Company	6.63	4-15-2018	1,000,000	1,047,500
Beazer Homes USA Company	7.25	2-1-2023	5,000,000	4,962,500
Lennar Corporation	4.13	12-1-2018	3,000,000	3,022,500
Meritage Homes Corporation	7.15	4-15-2020	4,500,000	4,905,000
				13,937,500

Media : 8.61%
CCO Holdings LLC	6.50	4-30-2021	4,000,000	4,210,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,127,500
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,187,500
Clear Channel Communications Incorporated	9.00	3-1-2021	2,000,000	1,950,000
Clear Channel Communications Incorporated	10.00	1-15-2018	3,000,000	2,392,500
Clear Channel Communications Incorporated (PIK at 14.00%) ¥	14.00	2-1-2021	2,040,200	1,672,964
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	6,000,000	6,223,800
Cumulus Media Holdings Incorporated «	7.75	5-1-2019	2,400,000	2,424,000
DISH DBS Corporation	5.88	7-15-2022	6,000,000	6,203,250
Gannett Company Incorporated 144A	5.50	9-15-2024	885,000	897,169
Nielsen Finance LLC 144A	5.00	4-15-2022	500,000	503,750
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	4,000,000	3,900,000
Sirius XM Radio Incorporated 144A	5.75	8-1-2021	4,000,000	4,180,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	2,000,000	2,065,000
Visant Corporation	10.00	10-1-2017	3,500,000	3,132,500
				47,069,933

Specialty Retail : 2.95%
L Brands Incorporated	6.63	4-1-2021	5,000,000	5,637,500
Neiman Marcus Group Limited 144A	8.00	10-15-2021	5,500,000	5,857,500
Sally Beauty Holdings Incorporated	5.75	6-1-2022	4,400,000	4,642,000
				16,137,000

Consumer Staples : 1.70%
Food Products : 1.70%
JBS USA LLC/JBS USA Finance Incorporated 144A	5.88	7-15-2024	3,500,000	3,543,750
Post Holdings Incorporated 144A	6.75	12-1-2021	3,000,000	2,947,500

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
TreeHouse Foods Incorporated	4.88%	3-15-2022	$2,730,000	$2,784,600
				9,275,850

Energy : 15.59%
Energy Equipment & Services : 2.34%
Basic Energy Services Company «	7.75	2-15-2019	2,185,000	1,813,550
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,000,000	3,320,000
Key Energy Services Incorporated	6.75	3-1-2021	5,000,000	3,850,000
Paragon Offshore plc 144A«	7.25	8-15-2024	3,000,000	1,740,000
Parker Drilling Company	6.75	7-15-2022	2,175,000	1,696,500
Seventy Seven Energy Incorporated 144A	6.50	7-15-2022	500,000	382,500
				12,802,550

Oil, Gas & Consumable Fuels : 13.25%
Atlas Pipeline Partners LP	5.88	8-1-2023	5,000,000	5,150,000
Bill Barrett Corporation	7.63	10-1-2019	3,100,000	2,968,250
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	3,900,000
Chesapeake Energy Corporation	4.88	4-15-2022	4,000,000	3,960,000
Chesapeake Energy Corporation	6.63	11-15-2019	3,100,000	2,774,500
Comstock Resources Incorporated	9.50	6-15-2020	5,500,000	5,431,250
CONSOL Energy Incorporated 144A	5.88	4-15-2022	3,000,000	2,992,500
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	1,500,000	1,125,000
Energy XXI Gulf Coast Incorporated	7.50	12-15-2021	5,000,000	3,900,000
Goodrich Petroleum Corporation «	8.88	3-15-2019	1,500,000	1,076,250
Halcon Resources Corporation	8.88	5-15-2021	2,000,000	1,540,000
Midstates Petroleum Incorporated LLC	10.75	10-1-2020	3,000,000	2,595,000
Newfield Exploration Company	6.88	2-1-2020	4,950,000	5,117,063
Oasis Petroleum Incorporated	6.88	1-15-2023	4,000,000	3,760,000
Peabody Energy Corporation «	6.25	11-15-2021	3,000,000	2,812,500
Penn Virginia Corporation	8.50	5-1-2020	4,000,000	3,730,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	4,500,000	4,601,250
Sandridge Energy Incorporated	7.50	2-15-2023	3,000,000	2,310,000
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,230,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	3,500,000	3,570,000
Ultra Petroleum Corporation 144A	5.75	12-15-2018	5,000,000	4,856,250
				72,399,813

Financials : 4.58%
Banks : 1.55%
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,270,000
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,187,500
				8,457,500

Consumer Finance : 2.15%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,576,875
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,162,500
Ally Financial Incorporated	8.00	3-15-2020	2,249,000	2,665,065
Navient Corporation	5.00	10-26-2020	1,000,000	995,000
Navient Corporation	5.88	10-25-2024	2,000,000	1,945,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,425,000
				11,769,440

Insurance : 0.32%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,749,116

Real Estate Management & Development : 0.56%
CBRE Services Incorporated	5.00	3-15-2023	3,000,000	3,072,000

2

Wells Fargo Advantage High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 8.57%
Health Care Equipment & Supplies : 1.79%
Biomet Incorporated	6.50%	8-1-2020	$5,000,000	$5,353,100
Kinetics Concepts Incorporated	10.50	11-1-2018	4,000,000	4,430,000
				9,783,100

Health Care Providers & Services : 6.78%
Community Health Systems Incorporated 144A	6.88	2-1-2022	1,000,000	1,058,750
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,280,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,500,000	1,612,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,706,250
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,040,000
HCA Incorporated	4.75	5-1-2023	6,000,000	6,037,500
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,494,500
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,250,000
Tenet Healthcare Corporation	8.13	4-1-2022	5,000,000	5,587,500
				37,067,000

Industrials : 11.48%
Aerospace & Defense : 3.69%
B/E Aerospace Incorporated	5.25	4-1-2022	3,500,000	3,885,000
DigitalGlobe Incorporated 144A	5.25	2-1-2021	5,000,000	4,800,000
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	3,946,875
Huntington Ingalls Industries Incorporated 144A%%	5.00	12-15-2021	3,400,000	3,455,250
TransDigm Group Incorporated	6.50	7-15-2024	4,000,000	4,080,000
				20,167,125

Building Products : 1.70%
Masco Corporation	5.95	3-15-2022	4,530,000	4,994,325
Nortek Incorporated	8.50	4-15-2021	4,000,000	4,300,000
				9,294,325

Commercial Services & Supplies : 1.55%
Casella Waste Systems Incorporated	7.75	2-15-2019	4,250,000	4,303,125
Deluxe Corporation	6.00	11-15-2020	1,000,000	1,037,500
Deluxe Corporation	7.00	3-15-2019	3,000,000	3,146,250
				8,486,875

Machinery : 2.16%
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,340,000
Navistar International Corporation	8.25	11-1-2021	3,000,000	3,090,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	4,000,000	4,350,000
				11,780,000

Professional Services : 1.14%
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,209,750

Road & Rail : 0.51%
Hertz Corporation	5.88	10-15-2020	2,750,000	2,777,500

Trading Companies & Distributors : 0.73%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,740,000	4,011,150

Information Technology : 3.87%
Internet Software & Services : 0.23%
Zayo Group LLC	10.13	7-1-2020	1,107,000	1,245,375

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
IT Services : 2.42%
First Data Corporation	10.63%	6-15-2021	$1,950,000	$2,223,000
First Data Corporation (PIK at 10.00%) 144A¥	8.75	1-15-2022	3,000,000	3,225,000
iGATE Corporation	4.75	4-15-2019	4,250,000	4,271,250
Neustar Incorporated «	4.50	1-15-2023	4,000,000	3,510,000
				13,229,250

Semiconductors & Semiconductor Equipment : 1.22%
Advanced Micro Devices Incorporated	7.00	7-1-2024	3,500,000	2,992,500
Magnachip Semiconductor Corporation	6.63	7-15-2021	4,000,000	3,660,000
				6,652,500

Materials : 5.24%
Chemicals : 1.52%
Huntsman International LLC	4.88	11-15-2020	4,000,000	4,070,000
W.R. Grace & Company 144A	5.63	10-1-2024	4,000,000	4,225,000
				8,295,000

Containers & Packaging : 1.55%
Reynolds Group Holdings	5.75	10-15-2020	3,000,000	3,086,250
Reynolds Group Holdings	8.25	2-15-2021	3,000,000	3,131,250
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,250,000
				8,467,500

Metals & Mining : 2.17%
AK Steel Corporation «	7.63	5-15-2020	1,000,000	950,000
AK Steel Corporation	8.38	4-1-2022	2,840,000	2,726,400
Steel Dynamics Incorporated 144A	5.50	10-1-2024	4,250,000	4,462,500
United States Steel Corporation	6.88	4-1-2021	3,500,000	3,710,000
				11,848,900

Telecommunication Services : 6.20%
Diversified Telecommunication Services : 3.02%
CenturyLink Incorporated	5.63	4-1-2020	5,000,000	5,275,000
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,198,750
Frontier Communications Corporation	6.25	9-15-2021	2,615,000	2,670,700
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,343,750
				16,488,200

Wireless Telecommunication Services : 3.18%
Sprint Capital Corporation	6.90	5-1-2019	3,000,000	3,097,500
Sprint Corporation	7.88	9-15-2023	8,500,000	8,903,750
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,075,000
T-Mobile USA Incorporated	6.50	1-15-2024	2,250,000	2,300,624
				17,376,874

Utilities : 2.33%
Independent Power & Renewable Electricity Producers : 2.33%
Calpine Corporation	5.38	1-15-2023	5,000,000	5,068,750
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,666,250
The AES Corporation	5.50	3-15-2024	3,910,000	3,988,200
				12,723,200

Total Corporate Bonds and Notes (Cost $442,034,435)				435,620,935

4

Wells Fargo Advantage High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans : 6.82%
Aramark Corporation ±	3.25%	9-7-2019	$3,880,000	$3,834,720
Crown Castle Operating Company ±	3.00	1-31-2021	4,962,500	4,943,097
Dell Incorporated ±	4.50	4-29-2020	3,960,000	3,961,307
Delos Finance SARL ±	3.50	3-6-2021	6,500,000	6,486,480
FMG Resources (August 2006) Property Limited ±	3.75	6-30-2019	0	0
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	3,473,750	3,442,382
SBA Senior Finance II LLC ±	3.25	3-24-2021	3,990,000	3,933,781
Select Medical Corporation ±	3.75	6-1-2018	4,000,000	3,955,000
ServiceMaster Company ±	4.25	7-1-2021	3,500,000	3,476,375
Zayo Group LLC ±	4.00	7-2-2019	3,225,911	3,217,040
Total Loans (Cost $37,515,053)				37,250,182

Municipal Obligations : 1.10%
Alabama : 0.49%
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	2,625,000	2,682,251

Florida : 0.61%
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	7.50	6-15-2018	1,170,000	1,175,686
Florida Development Financial Corporation Renaissance Charter School Project Series B (Education Revenue)	8.00	12-15-2018	2,095,000	2,157,242
				3,332,928

Total Municipal Obligations (Cost $5,935,682)				6,015,179

Yankee Corporate Bonds and Notes : 7.97%
Consumer Discretionary : 1.61%
Automobiles : 0.67%
Jaguar Land Rover Automotive plc 144A	5.63	2-1-2023	3,500,000	3,683,750

Media : 0.94%
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,125,000

Health Care : 0.99%
Pharmaceuticals : 0.99%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	5,000,000	5,400,000

Information Technology : 0.49%
Semiconductors & Semiconductor Equipment : 0.49%
NXP Funding LLC 144A	5.75	2-15-2021	2,500,000	2,643,750

Materials : 3.07%
Chemicals : 0.39%
Ineos Finance plc 144A	7.50	5-1-2020	1,000,000	1,050,000
Ineos Group Holdings plc 144A	8.38	2-15-2019	1,000,000	1,067,500
				2,117,500

Containers & Packaging : 0.93%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	5,000,000	5,100,000

Metals & Mining : 1.00%
ArcelorMittal «	6.75	2-25-2022	5,000,000	5,434,375

Paper & Forest Products : 0.75%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,120,000

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 1.81%
Diversified Telecommunication Services : 1.72%
Intelsat Luxembourg SA		7.75%	6-1-2021	$7,000,000	$7,253,750
Virgin Media Finance plc 144A		6.38	4-15-2023	2,000,000	2,130,000
					9,383,750

Wireless Telecommunication Services : 0.09%
Virgin Media Finance plc 144A		6.00	10-15-2024	500,000	523,750

Total Yankee Corporate Bonds and Notes (Cost $42,304,998)					43,531,875

Short-Term Investments : 5.10%

		Yield		Shares
Investment Companies : 4.96%
Securities Lending Cash Investments, LLC (r)(l)(u)		0.00		10,124,579	10,124,579
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08		16,976,343	16,976,343
					27,100,922

			Maturity date	Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		0.02	12-18-2014	$800,000	799,991

Total Short-Term Investments (Cost $27,900,915)					27,900,913

Total investments in securities (Cost $555,691,083)*	100.71%				550,319,084
Other assets and liabilities, net	(0.71)				(3,867,616)

Total net assets	100.00%				$546,451,468

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
«	All or a portion of this security is on loan.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $555,756,708 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,327,860
Gross unrealized losses	(17,764,484)

Net unrealized losses	$(5,436,624)

6

Wells Fargo Advantage High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has not rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Corporate bonds and notes	$0	$437,750,935	$0	$437,750,935
Loans	0	37,250,182	0	37,250,182
Municipal obligations	0	6,015,179	0	6,015,179
Yankee corporate bonds and notes	0	41,401,875	0	41,401,875
Short-term investments
Investment companies	16,976,343	10,124,579	0	27,100,922
U.S. Treasury securities	799,991	0	0	799,991

Total assets	$17,776,334	$532,542,750	$0	$550,319,084

Liabilities
Futures contracts	$63,375	$0	$0	$63,375

Total liabilities	$63,375	$0	$0	$63,375

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized losses
3-31-2015	JPMorgan	312 Short	5-Year U.S. Treasury Notes	$37,281,563	$(212,655)

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 8.79%
Consumer Discretionary : 0.82%
Distributors : 0.34%
Genuine Parts Company	10,000	$1,027,800

Hotels, Restaurants & Leisure : 0.13%
Marriott International Incorporated Class A	5,000	393,950

Specialty Retail : 0.35%
Group 1 Automotive Incorporated	4,000	358,040
The Home Depot Incorporated	7,000	695,800
		1,053,840

Consumer Staples : 0.31%
Food & Staples Retailing : 0.31%
CVS Health Corporation	10,000	913,600

Energy : 1.94%
Energy Equipment & Services : 0.11%
Bristow Group Incorporated	5,000	320,500

Oil, Gas & Consumable Fuels : 1.83%
Energy Transfer Equity LP	20,000	1,187,800
EOG Resources Incorporated	6,000	520,320
Kinder Morgan Incorporated «	25,000	1,033,750
ONEOK Incorporated	3,000	162,480
Plains All American Pipeline LP	45,000	2,315,250
Regency Energy Partners LP	10,000	284,900
		5,504,500

Health Care : 2.23%
Biotechnology : 0.40%
Amgen Incorporated	6,000	991,860
Celgene Corporation †	2,000	227,380
		1,219,240

Health Care Equipment & Supplies : 1.11%
Becton Dickinson & Company	13,000	1,824,290
Covidien plc	15,000	1,515,000
		3,339,290

Pharmaceuticals : 0.72%
Actavis plc †	4,000	1,082,440
Mylan Laboratories Incorporated †	10,000	586,100
Novartis AG ADR	5,000	483,250
		2,151,790

Industrials : 1.74%
Aerospace & Defense : 0.31%
General Dynamics Corporation	5,000	726,800

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Shares	Value
Aerospace & Defense (continued)
Lockheed Martin Corporation	1,000	$191,560
		918,360

Electrical Equipment : 1.12%
AMETEK Incorporated	10,000	509,600
Emerson Electric Company	28,000	1,785,000
RegalBeloit Corporation	2,000	144,640
Rockwell Automation Incorporated	8,000	923,280
		3,362,520

Machinery : 0.31%
Flowserve Corporation	3,000	176,610
IDEX Corporation	10,000	768,100
		944,710

Information Technology : 0.52%
Electronic Equipment, Instruments & Components : 0.16%
Amphenol Corporation Class A	4,000	214,520
FEI Company	3,000	256,920
		471,440

IT Services : 0.31%
Automatic Data Processing Incorporated	11,000	942,040

Software : 0.05%
CDK Global Incorporated	3,666	139,565

Materials : 0.64%
Chemicals : 0.64%
Celanese Corporation Class A	2,000	120,140
Eastman Chemical Company	10,000	829,200
FMC Corporation	5,000	272,000
LyondellBasell Industries NV Class A	10	789
PPG Industries Incorporated	2,000	437,640
Westlake Chemical Corporation	4,000	254,400
		1,914,169

Utilities : 0.59%
Electric Utilities : 0.18%
NRG Yield Incorporated«	5,000	236,950
Pinnacle West Capital Corporation	5,000	316,150
		553,100

Multi-Utilities : 0.41%
Sempra Energy	11,000	1,229,030

Total Common Stocks (Cost $23,534,940)		26,399,444

2

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 82.80%
Consumer Discretionary : 9.55%
Auto Components : 2.99%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$2,250,000	$2,424,375
Cooper Tire & Rubber Company	7.63	3-15-2027	1,500,000	1,582,500
Lear Corporation	4.75	1-15-2023	5,000,000	4,975,000
				8,981,875

Media : 1.77%
Dish DBS Corporation	5.00	3-15-2023	5,500,000	5,338,438

Specialty Retail : 4.79%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	7,000,000	6,912,500
Penske Auto Group Incorporated	5.75	10-1-2022	7,200,000	7,470,000
				14,382,500

Consumer Staples : 1.31%
Beverages : 1.31%
Constellation Brands Incorporated	4.75	11-15-2024	3,846,000	3,922,920

Energy : 14.85%
Energy Equipment & Services : 4.19%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,000,000	920,000
Bristow Group Incorporated	6.25	10-15-2022	5,990,000	6,049,900
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,304,625
Gulfmark Offshore Incorporated	6.38	3-15-2022	1,635,000	1,357,050
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	3,350,000	2,948,000
				12,579,575

Oil, Gas & Consumable Fuels : 10.66%
Antero Resources Corporation 144A	5.13	12-1-2022	4,000,000	3,880,000
Energy Transfer Equity LP	5.88	1-15-2024	1,500,000	1,590,000
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	3,987,563
NGL Energy Partners LP / NGL Energy Finance Corporation 144A	5.13	7-15-2019	1,500,000	1,455,000
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	1,880,000
Regency Energy Partners LP	5.88	3-1-2022	2,625,000	2,703,750
Sabine Pass Liquefaction LLC	5.63	2-1-2021	7,000,000	7,157,500
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,652,000
Tesoro Corporation	5.13	4-1-2024	1,000,000	992,500
Tesoro Logistics LP	5.88	10-1-2020	3,131,000	3,177,965
Tesoro Logistics LP 144A	6.25	10-15-2022	2,500,000	2,550,000
				32,026,278

Financials : 4.73%
REITs : 4.73%
Crown Castle International Corporation	4.88	4-15-2022	1,000,000	1,000,000
Crown Castle International Corporation	5.25	1-15-2023	4,000,000	4,070,000
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,068,750
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,080,000
				14,218,750

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 7.06%
Health Care Equipment & Supplies : 2.43%
Halyard Health Incorporated 144A	6.25%	10-15-2022	$1,000,000	$1,015,000
Hologic Incorporated	6.25	8-1-2020	6,062,000	6,277,959
				7,292,959

Health Care Providers & Services : 3.90%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	6,465,000	6,828,656
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	4,529,000	4,902,643
				11,731,299

Pharmaceuticals : 0.73%
Forest Laboratories Incorporated 144A	5.00	12-15-2021	2,000,000	2,178,712

Industrials : 10.93%
Aerospace & Defense : 2.08%
Alliant Techsystems Incorporated 144A	5.25	10-1-2021	3,675,000	3,720,938
Moog Incorporated 144A	5.25	12-1-2022	2,500,000	2,543,750
				6,264,688

Building Products : 1.39%
Dycom Investments Incorporated	7.13	1-15-2021	4,000,000	4,180,000

Commercial Services & Supplies : 1.75%
Clean Harbors Incorporated	5.13	6-1-2021	5,250,000	5,250,000

Electrical Equipment : 2.90%
Belden Incorporated 144A	5.50	9-1-2022	5,500,000	5,548,125
General Cable Corporation	5.75	10-1-2022	3,800,000	3,154,000
				8,702,125

Machinery : 0.18%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	548,625

Road & Rail : 2.63%
Hertz Corporation	6.25	10-15-2022	7,800,000	7,897,500

Information Technology : 5.49%
Communications Equipment : 2.65%
CommScope Holdings Incorporated 144A	5.50	6-15-2024	8,000,000	7,960,000

Electronic Equipment, Instruments & Components : 0.99%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,012,500
Belden Incorporated 144A	5.25	7-15-2024	2,000,000	1,950,000
				2,962,500

IT Services : 1.85%
Neustar Incorporated «	4.50	1-15-2023	6,350,000	5,572,125

Materials : 19.79%
Chemicals : 13.23%
Celanese U.S. Holdings LLC	4.63	11-15-2022	6,729,000	6,745,823
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,017,500
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,186,569
Olin Corporation	5.50	8-15-2022	7,750,000	7,885,625

4

Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Rayonier Advanced Materials Products Incorporated 144A	5.50%	6-1-2024	$9,775,000	$9,090,750
Tronox Finance LLC «	6.38	8-15-2020	12,500,000	12,812,500
				39,738,767

Containers & Packaging : 4.99%
Ball Corporation	5.00	3-15-2022	3,000,000	3,105,000
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	511,250
Sealed Air Corporation 144A	6.50	12-1-2020	6,635,000	7,298,500
Silgan Holdings Incorporated	5.00	4-1-2020	4,000,000	4,070,000
				14,984,750

Paper & Forest Products : 1.57%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,722,600

Telecommunication Services : 3.50%
Diversified Telecommunication Services : 0.78%
GCI Incorporated	8.63	11-15-2019	2,235,000	2,336,693

Wireless Telecommunication Services : 2.72%
MetroPCS Wireless Incorporated	6.63	11-15-2020	1,575,000	1,630,125
SBA Telecommunications Corporation	5.63	10-1-2019	5,700,000	5,899,500
SBA Telecommunications Corporation	5.75	7-15-2020	625,000	643,750
				8,173,375

Utilities : 5.59%
Electric Utilities : 1.54%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,615,625

Gas Utilities : 0.56%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,680,000

Independent Power & Renewable Electricity Producers : 3.49%
Calpine Corporation 144A	5.88	1-15-2024	2,576,000	2,737,000
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,734,688
NRG Energy Incorporated	6.63	3-15-2023	5,743,000	6,015,793
				10,487,481

Total Corporate Bonds and Notes (Cost $248,738,782)				248,730,160

Yankee Corporate Bonds and Notes : 5.60%
Energy : 0.76%
Energy Equipment & Services : 0.76%
McDermott International Incorporated «144A	8.00	5-1-2021	1,700,000	1,445,000
Precision Drilling Corporation 144A	5.25	11-15-2024	1,000,000	850,000
				2,295,000

Industrials : 2.56%
Electrical Equipment : 2.56%
Sensata Technologies BV 144A	4.88	10-15-2023	4,500,000	4,488,750

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Electrical Equipment (continued)
Sensata Technologies BV 144A		5.63%	11-1-2024	$3,000,000	$3,183,745
					7,672,495

Information Technology : 2.28%
Technology Hardware, Storage & Peripherals : 2.28%
Seagate HDD (Cayman)		4.75	6-1-2023	6,500,000	6,861,205

Total Yankee Corporate Bonds and Notes (Cost $16,806,973)					16,828,700

Short-Term Investments : 4.04%

		Yield		Shares
Investment Companies : 4.04%
Securities Lending Cash Investments, LLC (r)(l)(u)		0.12		11,237,783	11,237,783
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		907,800	907,800
Total Short-Term Investments (Cost $12,145,583)					12,145,583

Total investments in securities (Cost $301,226,278)*	101.23%				304,103,887
Other assets and liabilities, net	(1.23)				(3,683,527)

Total net assets	100.00%				$300,420,360

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $301,146,064 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,166,392
Gross unrealized losses	(5,208,569)

Net unrealized gains	$2,957,823

6

Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,475,590	$0	$0	$2,475,590
Consumer staples	913,600	0	0	913,600
Energy	5,825,000	0	0	5,825,000
Health care	6,710,320	0	0	6,710,320
Industrials	5,225,590	0	0	5,225,590
Information technology	1,553,045	0	0	1,553,045
Materials	1,914,169	0	0	1,914,169
Utilities	1,782,130	0	0	1,782,130
Corporate bonds and notes	0	248,730,160	0	248,730,160
Yankee corporate bonds and notes	0	16,828,700	0	16,828,700
Short-term investments
Investment companies	907,800	11,237,783	0	12,145,583

Total assets	$27,307,244	$276,796,643	$0	$304,103,887

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 30.29%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$766,651	$800,546
FHLMC ±	1.94	1-1-2036	80,200	83,794
FHLMC %%	3.50	3-1-2044	12,585,000	13,090,366
FHLMC %%	4.00	3-1-2044	6,310,000	6,728,530
FHLMC	5.00	6-1-2036	711,294	789,066
FHLMC	5.00	8-1-2040	712,818	793,092
FHLMC	5.50	10-1-2017	286,129	304,105
FHLMC	5.50	8-1-2038	167,492	187,641
FHLMC	5.50	12-1-2038	1,406,194	1,572,588
FHLMC	5.50	6-1-2040	1,774,522	1,986,333
FHLMC	7.50	5-1-2038	3,908	4,040
FHLMC	8.00	2-1-2030	520	626
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,954,963
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,499,601
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,860,718
FHLMC Series 2640 Class G	4.50	7-15-2018	916,040	960,389
FHLMC Series 3774 Class AB	3.50	12-15-2020	507,900	531,320
FHLMC Series K020 Class X1 ±(c)	1.60	5-25-2022	14,432,063	1,262,401
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,408,901	2,822,340
FHLMC Series T-57 Class 2A1 ±	3.23	7-25-2043	76,949	80,025
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	69,675	72,345
FNMA ±	2.25	8-1-2036	113,697	122,692
FNMA ±	2.36	9-1-2036	61,780	66,444
FNMA ±	2.40	1-1-2036	258,358	278,387
FNMA	2.75	10-1-2022	2,250,000	2,289,026
FNMA %%	3.00	12-1-2029	3,355,000	3,493,656
FNMA %%	3.00	12-1-2044	19,970,000	20,185,301
FNMA	3.27	7-1-2022	1,298,587	1,375,096
FNMA %%	3.50	12-1-2029	4,945,000	5,238,416
FNMA %%	3.50	12-1-2044	18,915,000	19,714,454
FNMA	3.95	9-1-2021	435,549	479,710
FNMA	4.00	9-1-2024	235,471	250,177
FNMA %%	4.00	12-1-2029	2,570,000	2,729,922
FNMA %%	4.00	12-1-2044	10,230,000	10,922,123
FNMA	4.26	4-1-2021	2,856,491	3,185,536
FNMA	4.39	1-1-2020	1,568,139	1,740,005
FNMA	4.50	3-1-2025	3,485,564	3,673,559
FNMA %%	4.50	12-1-2044	8,250,000	8,966,074
FNMA	5.00	1-1-2024	302,845	329,041
FNMA	5.00	2-1-2036	69,873	77,655
FNMA	5.00	6-1-2040	234,158	260,254
FNMA	5.00	8-1-2040	4,369,681	4,860,374
FNMA	5.50	11-1-2023	150,926	166,439
FNMA	5.50	8-1-2034	242,899	273,604
FNMA	5.50	2-1-2035	72,931	82,058
FNMA	5.50	8-1-2038	345,485	386,388
FNMA	5.50	8-1-2038	812,764	916,860
FNMA	6.00	10-1-2037	1,282,546	1,456,432
FNMA	6.00	11-1-2037	113,665	129,083
FNMA %%	6.00	12-1-2044	795,000	901,083
FNMA	6.50	7-1-2036	59,229	67,379
FNMA	6.50	7-1-2036	23,134	26,710
FNMA	6.50	11-1-2036	18,320	21,064
FNMA	6.50	7-1-2037	1,756,690	2,119,336
FNMA	7.00	12-1-2022	563,620	616,257
FNMA	7.00	7-1-2036	34,993	41,379
FNMA	7.00	11-1-2037	22,209	24,818
FNMA	7.50	5-1-2038	2,064	2,106
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	9,576	11,290
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	199,924	215,383
FNMA Series 2003-W14 Class 2A ±	2.21	6-25-2035	170,411	177,505
FNMA Series 2003-W14 Class 2A ±	3.46	1-25-2043	103,433	108,485
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	2,024,856	2,394,201
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,442,650	1,680,330
GNMA %%	4.00	12-1-2044	4,140,000	4,440,473
GNMA %%	4.50	12-1-2044	7,540,000	8,251,588
GNMA	5.00	7-20-2040	1,836,691	2,053,705
GNMA	7.50	12-15-2029	809	931

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2008-22 Class XM ±(c)	0.60%	2-16-2050	$3,574,771	$122,003
GNMA Series 2008-86 Class D	5.46	6-16-2040	3,317,037	3,513,900
Total Agency Securities (Cost $154,126,997)				158,823,521

Asset-Backed Securities : 0.48%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,468,457	1,734,982
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	803,403	803,387
Total Asset-Backed Securities (Cost $2,262,158)				2,538,369

Corporate Bonds and Notes : 23.74%
Consumer Discretionary : 3.99%
Auto Components : 0.80%
Delphi Corporation	5.00	2-15-2023	1,025,000	1,099,304
Lear Corporation	5.38	3-15-2024	1,320,000	1,336,500
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,758,750
				4,194,554

Automobiles : 0.42%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,224,948

Diversified Consumer Services : 0.34%
Service Corporation International	8.00	11-15-2021	1,500,000	1,758,750

Hotels, Restaurants & Leisure : 0.06%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	298,000	285,967

Household Durables : 0.31%
D.R. Horton Incorporated	4.75	2-15-2023	1,650,000	1,633,500

Media : 1.57%
CBS Corporation	7.88	7-30-2030	775,000	1,061,306
CCOH Safari LLC	5.75	12-1-2024	1,530,000	1,539,563
DISH DBS Corporation	5.13	5-1-2020	1,115,000	1,128,241
Gannett Company Incorporated 144A	5.50	9-15-2024	1,405,000	1,424,319
News America Incorporated	7.85	3-1-2039	1,180,000	1,719,254
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	1,320,000	1,362,900
				8,235,583

Specialty Retail : 0.49%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,150,050
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,434,800
				2,584,850

Consumer Staples : 0.45%
Beverages : 0.26%
Constellation Brands Incorporated	4.25	5-1-2023	1,385,000	1,379,876

Food & Staples Retailing : 0.19%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	940,000	992,128

Energy : 1.68%
Energy Equipment & Services : 0.29%
SESI LLC	7.13	12-15-2021	1,410,000	1,551,000

Oil, Gas & Consumable Fuels : 1.39%
Chesapeake Energy Corporation	4.88	4-15-2022	1,545,000	1,529,550
Energy Transfer Equity LP	7.50	10-15-2020	1,200,000	1,377,000
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,070,000	1,082,327

2

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	4.75%	9-15-2044	$630,000	$607,587
Newfield Exploration Company	6.88	2-1-2020	1,300,000	1,343,875
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,300,000	1,326,000
				7,266,339

Financials : 8.46%
Banks : 2.81%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,417,595
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,497,533
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,020,677
CBA Capital Trust II ±144A	6.02	3-29-2049	1,300,000	1,352,000
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,753,125
JPMorgan Chase & Company Series Q ±	5.15	12-29-2049	1,620,000	1,551,150
PNC Financial Services Group Incorporated ±	4.45	5-29-2049	1,165,000	1,167,913
				14,759,993

Capital Markets : 0.49%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,296,803
Morgan Stanley	4.35	9-8-2026	1,260,000	1,279,936
				2,576,739

Consumer Finance : 1.06%
General Motors Financial Company Incorporated	4.25	5-15-2023	1,350,000	1,380,227
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,595,413
Navient Corporation	8.00	3-25-2020	1,425,000	1,608,469
				5,584,109

Diversified Financial Services : 0.79%
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,371,600
Moody’s Corporation	4.88	2-15-2024	1,595,000	1,747,386
				4,118,986

Insurance : 2.75%
Allstate Corporation ±	5.75	8-15-2053	1,635,000	1,724,925
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,520,000	1,866,707
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,042,781
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,951,796
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,836,208
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,943,156
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	2,044,800
				14,410,373

REITs : 0.56%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,648,342
Crown Castle International Corporation	5.25	1-15-2023	1,250,000	1,271,875
				2,920,217

Health Care : 1.24%
Health Care Providers & Services : 0.92%
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	1,435,000	1,553,388
HCA Incorporated	6.50	2-15-2020	1,450,000	1,604,063
Tenet Healthcare Corporation	6.00	10-1-2020	1,575,000	1,675,406
				4,832,857

Pharmaceuticals : 0.32%
Teva Pharmaceutical Finance Company LLC	6.15	2-1-2036	1,370,000	1,659,429

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 2.33%
Aerospace & Defense : 0.55%
B/E Aerospace Incorporated	5.25%	4-1-2022	$905,000	$1,004,550
DigitalGlobe Incorporated 144A	5.25	2-1-2021	635,000	609,600
Huntington Ingalls Industries Incorporated %%144A	5.00	12-15-2021	1,250,000	1,270,313
				2,884,463

Building Products : 0.22%
Masco Corporation	5.95	3-15-2022	1,030,000	1,135,575

Commercial Services & Supplies : 0.28%
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,460,240

Professional Services : 0.60%
FTI Consulting Incorporated	6.75	10-1-2020	1,055,000	1,110,388
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,040,207
				3,150,595

Trading Companies & Distributors : 0.68%
Air Lease Corporation	4.25	9-15-2024	1,270,000	1,271,588
Ashtead Capital Incorporated 144A	6.50	7-15-2022	790,000	847,275
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,442,875
				3,561,738

Information Technology : 1.74%
Communications Equipment : 0.28%
Motorola Solutions Incorporated	4.00	9-1-2024	1,465,000	1,462,824

Electronic Equipment, Instruments & Components : 0.35%
Corning Incorporated	7.25	8-15-2036	1,417,000	1,843,629

Semiconductors & Semiconductor Equipment : 0.83%
KLA-Tencor Corporation	4.65	11-1-2024	2,800,000	2,856,252
Micron Technology Incorporated 144A	5.88	2-15-2022	1,385,000	1,464,638
				4,320,890

Software : 0.28%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,462,475

Materials : 1.01%
Chemicals : 0.31%
W.R. Grace & Company 144A«	5.63	10-1-2024	1,520,000	1,605,500

Containers & Packaging : 0.25%
Owens-Brockway Glass Container Incorporated %%144A	5.00	1-15-2022	1,310,000	1,326,375

Metals & Mining : 0.30%
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,574,875

Paper & Forest Products : 0.15%
International Paper Company	7.30	11-15-2039	615,000	804,772

Pharmaceuticals : 0.42%
Bayer US Finance LLC 144A	3.00	10-8-2021	2,185,000	2,212,514

Telecommunication Services : 1.53%
Diversified Telecommunication Services : 0.79%
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,450,625
CenturyLink Incorporated	6.75	12-1-2023	345,000	382,950
Frontier Communications Corporation	6.25	9-15-2021	880,000	898,744

4

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	6.55%	9-15-2043	$1,080,000	$1,398,846
				4,131,165

Wireless Telecommunication Services : 0.74%
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,842,148
Sprint Corporation	7.88	9-15-2023	860,000	900,850
T-Mobile USA Incorporated	6.63	4-1-2023	1,105,000	1,146,438
				3,889,436

Utilities : 0.89%
Independent Power & Renewable Electricity Producers : 0.89%
Calpine Corporation 144A	5.88	1-15-2024	1,275,000	1,354,688
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,340,064	1,380,266
NRG Energy Incorporated	7.63	1-15-2018	800,000	886,000
The AES Corporation	5.50	3-15-2024	1,010,000	1,030,200
				4,651,154

Total Corporate Bonds and Notes (Cost $118,070,327)				124,448,418

Municipal Obligations : 2.33%
California : 0.74%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99	4-1-2039	1,505,000	1,573,161
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,286,420
				3,859,581

Illinois : 0.26%
Chicago IL Series B (GO)	6.31	1-1-2044	1,350,000	1,388,219

Michigan : 0.40%
Michigan Finance Authority Local Government Loan Program Project Series E (Lease Revenue)	7.19	11-1-2022	1,915,000	2,098,591

Puerto Rico : 0.38%
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	2,005,000	2,013,481

Texas : 0.37%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,927,813

Washington : 0.18%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	954,826

Total Municipal Obligations (Cost $11,761,555)				12,242,511

Non-Agency Mortgage Backed Securities : 3.92%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,535,000	2,666,371
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	898,401	900,896
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.28	10-12-2042	2,480,000	2,530,656
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,279,822	2,306,562
Commercial Mortgage Trust Pass-Through Certificate Series 2014-LC17 Class A5	3.92	10-10-2047	1,270,000	1,350,035

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.48%	11-15-2030	$312,824	$1,009
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	45,692	42,319
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,731,418
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	2,073,264
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,469,072	3,574,070
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.51	5-28-2040	452,421	4,619
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.56	10-28-2033	292,088	3,359
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,317,488	2,343,013
Total Non-Agency Mortgage Backed Securities (Cost $20,991,071)				20,527,591

U.S. Treasury Securities : 25.58%
U.S. Treasury Bond	2.75	11-15-2042	3,280,000	3,184,418
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	5,339,375
U.S. Treasury Bond ##	3.13	8-15-2044	5,995,000	6,262,431
U.S. Treasury Bond	4.50	2-15-2036	4,415,000	5,741,571
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,357,979
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,975,232
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,365,912
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,831,366
U.S. Treasury Note	0.38	3-15-2016	2,250,000	2,254,570
U.S. Treasury Note	0.88	1-31-2018	10,075,000	10,044,301
U.S. Treasury Note ##	1.00	8-31-2016	13,015,000	13,156,330
U.S. Treasury Note	1.00	5-31-2018	10,335,000	10,305,122
U.S. Treasury Note	1.25	10-31-2018	7,145,000	7,151,702
U.S. Treasury Note	1.38	7-31-2018	4,290,000	4,326,868
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,281,524
U.S. Treasury Note	2.25	11-15-2024	3,515,000	3,539,166
Total U.S. Treasury Securities (Cost $132,311,728)				134,117,867

Yankee Corporate Bonds and Notes : 7.78%
Consumer Discretionary : 0.83%
Automobiles : 0.22%
Jaguar Land Rover Automotive plc 144A	5.63	2-1-2023	1,065,000	1,120,913

Media : 0.61%
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,567,825
WPP Finance 2010	5.63	11-15-2043	1,470,000	1,646,466
				3,214,291

Consumer Staples : 0.27%
Food Products : 0.27%
BRF SA 144A	3.95	5-22-2023	1,525,000	1,431,213

Energy : 1.56%
Energy Equipment & Services : 0.25%
Precision Drilling Corporation 144A	5.25	11-15-2024	1,575,000	1,338,750

Oil, Gas & Consumable Fuels : 1.31%
CNOOC Nexen Finance 2014 Unlimited Liability Corporation	4.25	4-30-2024	1,665,000	1,735,435
Ecopetrol SA	4.13	1-16-2025	1,860,000	1,813,500
Petroleos Mexicanos	6.38	1-23-2045	2,005,000	2,310,061
Talisman Energy Incorporated	5.50	5-15-2042	1,070,000	991,655
				6,850,651

6

Wells Fargo Advantage Income Plus Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 2.09%
Banks : 1.58%
BBVA Bancomer SA 144A	4.50%	3-10-2016	$1,720,000	$1,788,800
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,086,321
Nordea Bank AB ±144A	5.50	12-31-2049	1,800,000	1,802,250
Oversea-Chinese Banking Corporation Limited ±144A	4.00	10-15-2024	2,505,000	2,584,892
				8,262,263

Capital Markets : 0.51%
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,695,346

Health Care : 0.57%
Pharmaceuticals : 0.57%
Actavis Funding SCS	4.85	6-15-2044	1,255,000	1,247,211
Perrigo Company plc	5.30	11-15-2043	1,635,000	1,766,269
				3,013,480

Information Technology : 0.61%
Internet Software & Services : 0.20%
Tencent Holdings Limited 144A	3.38	5-2-2019	1,000,000	1,021,409

Technology Hardware, Storage & Peripherals : 0.41%
Seagate HDD Cayman 144A	4.75	1-1-2025	2,075,000	2,152,586

Materials : 0.54%
Chemicals : 0.22%
Ineos Finance plc 144A	7.50	5-1-2020	1,100,000	1,155,000

Metals & Mining : 0.32%
ArcelorMittal SA	6.13	6-1-2018	1,565,000	1,658,900

Telecommunication Services : 0.42%
Wireless Telecommunication Services : 0.42%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,220,075

Utilities : 0.89%
Electric Utilities : 0.89%
Comision Federal de Electricidad 144A	4.88	1-15-2024	1,635,000	1,737,188
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,926,215
				4,663,403

Total Yankee Corporate Bonds and Notes (Cost $38,546,747)				40,798,280

Yankee Government Bonds : 0.61%
Banco Nacional de Desenvolvimento Economico e Social 144A	5.50	7-12-2020	1,855,000	1,966,300
Kingdom of Bahrain 144A	6.00	9-19-2044	1,180,000	1,206,550
Total Yankee Government Bonds (Cost $3,023,182)				3,172,850

	Yield		Shares
Short-Term Investments : 24.92%
Investment Companies : 24.83%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.12		1,308,000	1,308,000

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund

Security name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.08%		128,869,706	$128,869,706
					130,177,706

			Maturity date	Principal
U.S. Treasury Securities : 0.09%
Treasury Bill (z)#		0.00	12-18-2014	$75,000	75,000
Treasury Bill (z)#		0.02	12-18-2014	400,000	399,996
					474,996

Total Short-Term Investments (Cost $130,652,702)					130,652,702

Total investments in securities (Cost $611,746,467)*	119.65%				627,322,109
Other assets and liabilities, net	(19.65)				(103,015,366)

Total net assets	100.00%				$524,306,743

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
«	All or a portion of this security is on loan.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $611,943,353 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,921,738
Gross unrealized losses	(1,542,982)

Net unrealized gains	$15,378,756

8

Wells Fargo Advantage Income Plus Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$158,823,521	$0	$158,823,521
Asset-backed securities	0	2,538,369	0	2,538,369
Corporate bonds and notes	0	124,448,418	0	124,448,418
Municipal obligations	0	12,242,511	0	12,242,511
Non-agency mortgage backed securities	0	20,527,591	0	20,527,591
U.S. Treasury securities	134,117,867	0	0	134,117,867
Yankee corporate bonds and notes	0	40,798,280	0	40,798,280
Yankee government bonds	0	3,172,850	0	3,172,850
Short-term investments
Investment companies	128,869,706	1,308,000	0	130,177,706
U.S. Treasury securities	399,996	75,000	0	474,996

	263,387,569	363,934,540	0	627,322,109
Futures contracts	134,715	0	0	134,715

Total assets	$263,522,284	$363,934,540	$0	$627,456,824

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains
3-20-2015	JPMorgan	29 Long	10-Year U.S. Treasury Notes	$3,684,359	$34,609
3-20-2015	JPMorgan	30 Long	U.S. Treasury Bonds	4,278,750	59,665
3-20-2015	JPMorgan	48 Long	U.S. Treasury Bonds	7,719,000	123,581
3-31-2015	JPMorgan	261 Long	2-Year U.S. Treasury Notes	57,195,703	76,989
3-31-2015	JPMorgan	252 Long	5-Year U.S. Treasury Notes	30,112,031	109,443

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.30%
FHLMC ±	2.51%	9-1-2043	$5,542,650	$5,713,298
FHLMC ±	2.59	12-1-2041	1,884,528	1,957,530
FHLMC ±	2.84	8-1-2044	7,532,411	7,804,946
FHLMC ±	2.96	2-1-2044	6,650,814	6,934,033
FHLMC (a)	3.08	12-01-2044	5,316,000	5,508,342
FHLMC ±	3.12	8-1-2041	5,345,278	5,668,173
FHLMC ±	3.26	10-1-2041	4,169,851	4,441,662
FHLMC ±	3.64	6-1-2041	7,154,965	7,649,600
FHLMC ±	3.67	10-1-2041	4,936,546	5,236,190
FHLMC	4.00	6-1-2031	4,267,929	4,599,281
FHLMC	4.00	4-1-2032	1,894,237	2,039,373
FHLMC	4.50	8-1-2018	5,797,602	6,103,577
FHLMC	4.50	10-1-2018	3,134,596	3,300,028
FHLMC	4.50	9-1-2024	3,326,050	3,536,679
FHLMC	4.50	12-1-2024	1,146,377	1,230,631
FHLMC	4.50	7-1-2025	2,483,699	2,666,357
FHLMC	4.50	6-1-2026	1,193,001	1,280,754
FHLMC	4.50	7-1-2026	1,500,880	1,611,324
FHLMC	4.50	8-1-2026	734,192	788,199
FHLMC	4.50	4-1-2031	3,342,771	3,651,702
FHLMC	4.50	7-1-2032	2,123,229	2,316,696
FHLMC	5.50	12-15-2039	11,006,679	12,465,042
FHLMC	5.50	7-1-2041	1,695,308	1,956,496
FHLMC ±	5.88	7-1-2038	5,553,565	5,937,308
FHLMC ±	5.91	10-1-2038	456,394	489,165
FHLMC	6.00	5-15-2039	4,103,253	4,673,387
FHLMC ±	6.06	6-1-2037	1,221,780	1,313,741
FHLMC	6.50	11-1-2037	847,009	1,000,633
FHLMC	6.50	12-1-2038	1,177,756	1,300,380
FHLMC	7.00	3-25-2044	2,090,823	2,602,878
FHLMC Series 2638 Class MJ	5.00	7-15-2033	4,073,000	4,535,200
FHLMC Series 2744 Class JH	5.00	2-15-2034	1,809,000	2,020,555
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,830,620	2,036,607
FHLMC Series 3574 Class D	5.00	9-15-2039	2,169,517	2,390,125
FHLMC Series 3704 Class CT	7.00	12-15-2036	2,356,736	2,813,615
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	400,005	480,623
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	171,856	206,940
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	62,788	75,572
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	1,833,791	2,207,259
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	554,444	620,484
FNMA ±	2.35	10-1-2043	3,108,895	3,178,489
FNMA ±	2.66	12-1-2041	7,340,627	7,650,049
FNMA (a)	2.83	1-1-2045	5,616,000	5,793,858
FNMA ±	2.89	4-1-2042	3,650,928	3,822,420
FNMA ±	2.99	10-1-2041	1,124,432	1,189,863
FNMA (a)	3.01	1-1-2045	6,993,000	7,246,018
FNMA (a)	3.04	12-1-2044	5,316,000	5,508,342
FNMA ±	3.20	12-1-2043	5,512,105	5,789,502
FNMA ±	3.25	11-1-2041	4,617,766	4,908,907
FNMA ±	3.28	6-1-2041	1,952,942	2,084,437
FNMA	4.00	9-1-2025	1,816,555	1,951,783
FNMA	4.00	12-1-2025	3,739,980	4,002,444
FNMA	4.00	6-1-2026	12,624,918	13,604,449
FNMA	4.00	8-1-2030	5,786,113	6,238,903
FNMA	4.00	10-1-2030	1,020,007	1,099,194
FNMA	4.00	12-1-2030	1,227,813	1,324,667
FNMA	4.00	7-1-2031	2,706,936	2,916,325
FNMA	4.00	3-1-2032	30,757,000	33,164,912
FNMA	4.00	8-1-2032	9,790,159	10,556,713
FNMA	4.00	3-1-2033	20,648,487	22,277,943
FNMA	4.00	3-1-2033	21,023,367	22,682,231
FNMA	4.50	6-1-2025	2,653,608	2,876,508
FNMA	4.50	2-1-2026	885,794	960,284

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	10-1-2026	$9,138,033	$9,902,006
FNMA	4.50	12-1-2031	6,428,442	7,030,012
FNMA	5.00	2-1-2023	5,762,786	6,217,743
FNMA	5.00	5-1-2023	1,057,049	1,147,930
FNMA	5.00	8-1-2030	1,270,945	1,414,714
FNMA	5.50	9-1-2039	1,220,815	1,402,160
FNMA	6.00	3-25-2035	1,166,111	1,239,690
FNMA	6.50	8-1-2039	4,086,796	4,649,110
FNMA	6.50	10-1-2039	2,048,766	2,352,839
FNMA	7.50	7-1-2032	268,278	306,954
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	628,870	728,162
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	381,990	439,764
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	699,028	820,333
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	414,441	461,705
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	94,961	113,691
FNMA Series 2001-W03 Class A ±	6.93	9-25-2041	660,015	759,378
FNMA Series 2002-14 Class A2	7.00	1-25-2042	689,251	798,179
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,485,444	1,773,199
FNMA Series 2002-26 Cass A2	7.50	1-25-2048	575,158	695,837
FNMA Series 2002-26 Class A1	7.00	1-25-2048	899,173	1,052,749
FNMA Series 2002-33 Class A2	7.50	6-25-2032	206,924	243,470
FNMA Series 2002-90 Class A1	6.50	6-25-2042	26,614	30,578
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,309,227	3,901,618
FNMA Series 2002-W1 Class 2A ±	6.53	2-25-2042	552,605	648,855
FNMA Series 2002-W6 Class 2A1 ±	6.45	6-25-2042	11,545	13,312
FNMA Series 2003-W1 Class 2A ±	6.58	12-25-2042	290,391	335,648
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	166,319	192,229
FNMA Series 2003-W4 Class 4A ±	7.03	10-25-2042	715,472	824,723
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	128,819	148,808
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,209,869	1,422,476
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	4,047,778	4,571,629
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	787,271	907,610
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	223,806	267,812
FNMA Series 2009-14 Class A	7.00	6-25-2035	1,628,817	1,898,063
FNMA Series 2010-111 Class WA ±	6.04	10-25-2040	3,181,567	3,605,348
FNMA Series 2010-98 Class EA	4.00	9-25-2030	2,763,394	2,971,463
FNMA Series 2011-46 Class BA	4.00	4-25-2037	12,179,129	12,937,365
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	3,170,645	3,230,989
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,432,565	1,523,844
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	9,886,988	10,913,505
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	117,811	138,237
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	4,859,382	5,709,050
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	150,095	175,578
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	361,043	433,557
GNMA	5.50	3-15-2033	1,524,096	1,737,925
GNMA	6.00	9-15-2035	10,019,377	11,631,807
GNMA Series 2001-53 Class PB	6.50	11-20-2031	3,336,000	3,884,722
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,735,890	2,003,774
Total Agency Securities (Cost $420,274,597)				423,602,776

Asset-Backed Securities : 13.78%
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.64	10-15-2019	8,868,000	8,868,000
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	7,020,000	7,038,273
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	5,323,000	5,339,267
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	8,934,000	9,012,717
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.44	1-15-2020	9,074,000	9,075,089
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	4,886,856	4,917,321
California Republic Auto Receivables Trust Series 2014-1 Class A4	1.48	8-15-2019	3,136,000	3,146,694
California Republic Auto Receivables Trust Series 2014-2 Class A3	0.91	8-15-2018	3,253,000	3,256,299
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	3,579,000	3,589,100
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	3,179,000	3,198,570
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	5,028,000	5,034,823

2

Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32%	6-20-2018	$7,875,000	$7,918,754
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	3,186,000	3,212,390
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	3,144,000	3,164,606
Capital One Multi-Asset Execution Trust Series 2014- A5 Class A	1.48	7-15-2020	2,896,000	2,914,424
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	2,940,000	2,945,851
Chrysler Capital Auto Receivables Asset Trust Series 2014-BA Class A3 144A	1.27	5-15-2019	11,450,000	11,482,140
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	10,264,000	10,284,271
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.58	7-15-2021	8,014,000	8,031,134
GE Capital Credit Card Master Note Trust Series 2012-3 Class A ±	0.60	3-15-2020	10,572,000	10,555,159
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.60	4-25-2023	8,384,000	8,386,356
Navient Student Loan Trust Series 2014-CTA Class A 144A±	0.85	9-16-2024	11,421,042	11,422,058
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	3,999,240	3,992,222
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	198,117	198,024
SLC Student Loan Trust Series 2010-1 Class A ±	1.11	11-25-2042	1,976,806	2,005,216
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.41	3-15-2019	767,116	767,210
SLM Student Loan Trust Series 2003-6 Class A4 ±	0.43	12-17-2018	487,048	486,922
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	1,533,641	1,555,851
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.63	5-15-2028	1,023,162	1,023,324
SLM Student Loan Trust Series 2010-1 Class A ±	0.56	3-25-2025	4,621,249	4,621,175
SLM Student Loan Trust Series 2010-A Class 2A 144A±	3.40	5-16-2044	4,574,011	4,841,811
SLM Student Loan Trust Series 2010-A Class1A 144A±	3.20	5-16-2044	3,774,613	3,907,630
SLM Student Loan Trust Series 2011-C Class A2A 144A±	3.40	10-17-2044	1,882,000	2,031,348
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	3,197,000	3,338,218
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	3,636,000	3,741,171
SLM Student Loan Trust Series 2013-C Class A2B 144A±	1.55	10-15-2031	1,071,000	1,090,569
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.30	1-15-2026	4,304,000	4,345,930
Total Asset-Backed Securities (Cost $180,349,181)				180,739,917

Non-Agency Mortgage Backed Securities : 5.14%
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	605,917	607,362
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	4,352,000	4,447,431
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	2,933,679	2,922,507
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	1,028,390	1,079,228
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	1,373,290	1,386,545
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2 144A	3.65	3-10-2044	9,828,114	10,089,798
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,979,491	2,059,671
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,376,240	7,639,653
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	2,478,000	2,656,753
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,259,000	2,381,840
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,685,984	1,754,432
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A2 144A	3.67	2-15-2046	5,642,959	5,842,285
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A2	3.15	8-15-2046	813,480	840,768
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	3,026,693	3,144,631
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 144A	1.48	6-15-2044	236,650	236,699
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	763,820
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	19,517,000	19,546,627
Total Non-Agency Mortgage Backed Securities (Cost $68,206,175)				67,400,050

U.S. Treasury Securities : 48.48%
U.S. Treasury Note	0.25	2-29-2016	21,975,000	21,985,306
U.S. Treasury Note	0.38	4-30-2016	60,394,000	60,507,239
U.S. Treasury Note	0.38	5-31-2016	5,346,000	5,354,773
U.S. Treasury Note	0.38	10-31-2016	101,292,000	101,141,683

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		0.50%	6-30-2016	$113,385,000	$113,739,328
U.S. Treasury Note		0.50	9-30-2016	10,260,000	10,278,437
U.S. Treasury Note %%		0.50	11-30-2016	67,798,000	67,798,203
U.S. Treasury Note		0.63	7-15-2016	68,802,000	69,146,010
U.S. Treasury Note		0.63	8-15-2016	50,107,000	50,330,126
U.S. Treasury Note		0.88	10-15-2017	69,072,000	69,152,952
U.S. Treasury Note		0.88	11-15-2017	25,495,000	25,512,923
U.S. Treasury Note ##		1.00	9-15-2017	40,644,000	40,875,793
Total U.S. Treasury Securities (Cost $635,027,131)					635,822,773

		Yield		Shares
Short-Term Investments : 2.24%
Investment Companies : 2.24%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)		0.01		29,449,872	29,449,872

Total Short-Term Investments (Cost $29,449,872)					29,449,872

Total investments in securities (Cost $1,333,306,956)*	101.94%				1,337,015,388
Other assets and liabilities, net	(1.94)				(25,464,555)

Total net assets	100.00%				$1,311,550,833

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,333,582,668 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,249,712
Gross unrealized losses	(1,816,992)

Net unrealized gains	$3,432,720

4

Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$423,602,776	$0	$423,602,776
Asset-backed securities	0	180,739,917	0	180,739,917
Non-agency mortgage backed securities	0	67,400,050	0	67,400,050
U.S. Treasury securities	635,822,773	0	0	635,822,773
Short-term investments
Investment companies	29,449,872	0	0	29,449,872

Total assets	$665,272,645	$671,742,743	$0	$1,337,015,388

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 14.02%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,617,711	$2,633,551
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,759,059	1,751,343
FHLMC ±	2.38	4-1-2032	60,304	63,461
FHLMC ±	2.41	9-1-2031	7,188	7,346
FHLMC ±	2.53	7-1-2029	5,543	5,805
FHLMC ±	2.83	5-1-2026	109,495	115,228
FHLMC	3.00	2-15-2024	1,396,833	1,453,015
FHLMC	3.50	6-15-2038	1,428,907	1,487,677
FHLMC	4.50	5-15-2018	226,153	236,512
FHLMC	4.50	7-15-2022	113,948	114,477
FHLMC	5.00	10-15-2032	485,186	502,932
FHLMC	6.00	10-1-2021	592,340	653,292
FHLMC	8.50	9-1-2017	80,976	84,402
FHLMC	9.00	8-1-2018	66,610	70,720
FHLMC	9.00	6-1-2019	66,509	71,091
FHLMC	9.00	10-1-2019	172,944	190,053
FHLMC	9.50	12-1-2022	135,520	147,666
FHLMC	10.50	1-1-2016	736	754
FHLMC	10.50	11-1-2017	690	748
FHLMC	10.50	8-1-2018	51,823	56,718
FHLMC	10.50	2-1-2019	1,037	1,161
FHLMC	10.50	4-1-2019	438	478
FHLMC	10.50	5-1-2019	488	546
FHLMC	10.50	6-1-2019	3,478	3,851
FHLMC	10.50	7-1-2019	1,030	1,157
FHLMC Series 2597 Series AE	5.50	4-15-2033	349,046	386,247
FHLMC Series 2631 Class LC	4.50	6-15-2018	512,061	535,076
FHLMC Series 2642 Class AR	4.50	7-15-2023	486,383	521,237
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,774,339	1,865,881
FHLMC Series 2835 Class NG	5.50	7-15-2033	186,218	186,639
FHLMC Series 2958 Class QD	4.50	4-15-2020	1,693,257	1,774,038
FHLMC Series 3117 Class PL	5.00	8-15-2034	690,164	698,116
FHLMC Series 3656 Class BH	3.00	12-15-2019	2,022,585	2,045,664
FHLMC Series 3778 Class BM	3.50	8-15-2028	674,541	698,254
FHLMC Series 3794 Class LK	3.00	2-15-2024	2,300,428	2,363,113
FHLMC Series 3855 Class HL	3.50	2-15-2026	515,032	539,003
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,291,393	1,340,727
FHLMC Series T-42 Class A6	9.50	2-25-2042	513,371	638,999
FHLMC Series T-57 Class 2A1 ±	3.23	7-25-2043	26,291	27,342
FHLMC Series T-59 Class 2A1 ±	2.92	10-25-2043	1,192,801	1,238,507
FNMA (a)	0.01	1-2-2015	1,614,000	1,613,310
FNMA ±	2.31	11-1-2031	69,055	69,952
FNMA	2.73	10-1-2017	3,040,833	3,163,803
FNMA	2.93	12-1-2017	2,372,352	2,483,253
FNMA	3.34	4-1-2016	962,299	988,198
FNMA	3.34	9-1-2017	1,411,835	1,488,893
FNMA	3.50	10-1-2023	1,667,963	1,770,943
FNMA	3.50	11-1-2023	991,311	1,052,517
FNMA	3.69	6-1-2017	3,349,260	3,561,415
FNMA	3.74	5-1-2018	2,261,897	2,426,285
FNMA	4.00	5-25-2019	426,999	445,984
FNMA	4.00	12-15-2024	674,698	706,026
FNMA	4.00	6-25-2026	1,498,305	1,616,822
FNMA	4.00	8-25-2037	1,388,869	1,433,373
FNMA	4.44	9-1-2015	1,691,502	1,745,151
FNMA	4.69	11-1-2015	1,749,361	1,791,109
FNMA	5.00	1-15-2022	1,842,994	1,949,882
FNMA	5.00	3-25-2034	385,187	391,345
FNMA	5.09	2-1-2016	860,780	887,580
FNMA	5.21	1-1-2018	2,121,823	2,220,279
FNMA	5.29	8-1-2015	2,668,201	2,729,795
FNMA	5.50	8-25-2034	2,295,952	2,439,357
FNMA	6.00	4-1-2021	890,483	942,797

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	3-1-2033	$852,890	$979,758
FNMA	6.28	11-1-2018	647,774	667,069
FNMA	6.50	8-1-2031	490,289	582,832
FNMA	7.60	8-1-2018	201,338	217,436
FNMA	8.00	4-1-2017	107,439	112,726
FNMA	8.00	9-1-2019	69,756	73,609
FNMA	8.00	9-1-2023	9,397	10,069
FNMA	8.33	7-15-2020	29,288	32,140
FNMA	8.50	7-1-2018	52,979	55,835
FNMA	8.50	2-1-2023	47,467	50,318
FNMA	9.00	2-15-2020	1,244	1,423
FNMA	9.00	11-1-2024	119,622	136,140
FNMA	11.00	10-15-2020	29,373	29,959
FNMA	12.00	3-1-2017	2,035	2,053
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	807,114	1,009,157
FNMA Series 1989-29 Class Z	10.00	6-25-2019	97,489	109,635
FNMA Series 1989-63 Class Z	9.40	10-25-2019	50,500	54,663
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	70,843	86,829
FNMA Series 2003-15 Class CB	5.00	3-25-2018	1,032,333	1,082,203
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,444,721	1,570,680
FNMA Series 2003-W11 Class A1 ±	3.29	6-25-2033	22,539	23,642
FNMA Series 2003-W6 Class 6A ±	3.08	8-25-2042	1,305,551	1,411,131
FNMA Series 2003-W6 Class PT4 ±	8.80	10-25-2042	112,545	132,543
FNMA Series 2004-90 Class XY	4.00	9-25-2034	910,693	955,650
FNMA Series 2006-48 Class TD	5.50	12-25-2034	496,822	506,023
FNMA Series 2008-53 Class CA	5.00	7-25-2023	1,166,420	1,238,594
FNMA Series 2011-133 Class A	3.50	6-25-2029	2,016,885	2,110,973
FNMA Series 2011-17 Class ED	3.50	7-25-2025	550,105	573,313
FNMA Series 2011-39 Class CA	3.00	5-25-2024	523,817	540,742
FNMA Series 2011-66 Class BE	3.00	3-25-2025	1,204,445	1,244,682
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	2,413,153	2,493,533
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	133,684	6,553
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	528,288	531,764
GNMA	4.00	8-16-2023	766,079	809,812
GNMA	4.50	4-20-2035	670,932	714,741
GNMA	8.00	12-15-2023	36,371	42,635
GNMA	9.00	11-15-2017	30,463	32,299
GNMA	9.00	11-15-2024	25,906	29,965
GNMA	10.00	2-20-2018	7,281	7,887
GNMA	12.50	4-15-2019	8,394	8,437
GNMA Series 2008-36 Class AN	4.25	10-16-2022	754,271	779,315
GNMA Series 2008-36 Class NA	4.25	10-16-2022	1,587,347	1,637,669
GNMA Series 2010-6 Class EA	4.00	9-16-2023	820,138	854,724
GNMA Series 2010-89 Class DG	3.00	12-20-2035	1,758,301	1,796,702
GNMA Series 2011-82 Class HT	2.00	7-16-2036	418,828	424,017
GNMA Series 2012-19 Class A	1.83	3-16-2039	4,664,620	4,657,249
Total Agency Securities (Cost $91,822,583)				92,860,025

Asset-Backed Securities : 9.59%
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	401,006	406,811
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	5,200,000	5,203,572
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	3,000,000	3,001,299
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	1,847,145	1,848,336
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	4,000,000	3,996,376
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	2,731,660	2,731,586
Ford Credit Auto Owner Trust Series 2014-B Class A2	0.47	3-15-2017	4,250,000	4,249,405
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	1,992,152	1,993,788
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	787,850	788,725
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	141,162	141,167
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.21	2-25-2034	1,542,784	1,454,120
Honda Auto Receivables Owner Trust 2014-1 Class A2	0.41	9-21-2016	3,440,233	3,439,305
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	1,960,647	1,962,098
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	4,164,528	4,165,911
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	2,133,680	2,134,096

2

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48%	6-15-2016	$4,000,000	$4,001,648
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	755,518	755,503
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	945,807	946,098
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	4,870,000	4,874,602
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	1,451,627	1,452,103
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	2,000,000	2,000,348
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	2,200,000	2,198,955
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	773,807	774,119
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	3,251,880	3,253,229
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	283,197	283,152
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A	0.54	11-15-2016	5,500,000	5,501,370
Total Asset-Backed Securities (Cost $63,629,101)				63,557,722

Corporate Bonds and Notes : 35.86%
Consumer Discretionary : 3.63%
Automobiles : 0.93%
Ford Motor Company	6.50	8-1-2018	2,667,000	3,075,288
Hyundai Motor Company 144A	4.50	4-15-2015	3,006,000	3,047,320
				6,122,608

Media : 1.73%
Cox Communications Incorporated	5.45	12-15-2014	1,543,000	1,545,373
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,080,050
McGraw-Hill Company Incorporated	5.90	11-15-2017	3,500,000	3,847,795
TCM Sub LLC 144A	3.55	1-15-2015	4,000,000	4,013,896
				11,487,114

Multiline Retail : 0.47%
Macy’s Retail Holding Incorporated	7.88	7-15-2015	3,000,000	3,130,206

Specialty Retail : 0.50%
International Game Technology	7.50	6-15-2019	3,000,000	3,322,551

Consumer Staples : 0.99%
Beverages : 0.17%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,092,500

Food & Staples Retailing : 0.32%
Tyson Foods Incorporated	6.60	4-1-2016	1,995,000	2,143,119

Household Products : 0.50%
Newell Rubbermaid Incorporated	2.00	6-15-2015	3,290,000	3,313,905

Energy : 3.90%
Energy Equipment & Services : 0.98%
SESI LLC	6.38	5-1-2019	3,000,000	3,127,500
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,391,419
				6,518,919

Oil, Gas & Consumable Fuels : 2.92%
Boardwalk Pipelines LP	5.88	11-15-2016	1,000,000	1,068,510
Energy Transfer Partners LP	5.95	2-1-2015	3,205,000	3,230,089
Kinder Morgan Incorporated	3.05	12-1-2019	3,500,000	3,522,285

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	5.88%	7-15-2016	$2,940,000	$3,141,058
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	3,250,000	3,262,188
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,099,582
Williams Partners LP	3.80	2-15-2015	3,000,000	3,017,238
				19,340,950

Financials : 14.86%
Banks : 2.92%
Associated Banc Corporation	5.13	3-28-2016	2,000,000	2,101,014
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,088,188
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,257,652
Bank One Corporation	4.90	4-30-2015	1,500,000	1,526,363
Citigroup Incorporated	1.55	8-14-2017	3,000,000	2,999,913
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,095,750
UBS AG (Stamford Connecticut)	5.88	7-15-2016	3,000,000	3,231,246
US Bank NA ±	3.78	4-29-2020	1,006,000	1,018,328
				19,318,454

Capital Markets : 2.16%
Bear Stearns Companies Incorporated	5.55	1-22-2017	3,875,000	4,217,066
Janus Capital Group Incorporated	6.70	6-15-2017	2,900,000	3,237,079
Lazard Group LLC	6.85	6-15-2017	3,000,000	3,374,241
Legg Mason Incorporated	2.70	7-15-2019	2,000,000	2,022,530
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,400,000	1,453,547
				14,304,463

Consumer Finance : 4.13%
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,343,548
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,037,243
Gatx Financial Corporation	5.70	4-15-2015	2,635,000	2,682,314
General Motors Financial Company Incorporated	2.75	5-15-2016	3,665,000	3,706,231
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	3,000,000	3,005,316
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,051,522
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,270,260
SLM Corporation	3.88	9-10-2015	1,500,000	1,531,875
SLM Corporation	6.25	1-25-2016	1,535,000	1,604,075
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	3,157,150
				27,389,534

Diversified Financial Services : 1.13%
Moody’s Corporation	2.75	7-15-2019	3,000,000	3,047,550
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,082,614
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	2,500,000	2,375,955
				7,506,119

Insurance : 2.14%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,163,284
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,184,287
Prudential Insurance Company 144A	8.10	7-15-2015	3,910,000	4,065,395
Symetra Financial Corporation 144A	6.13	4-1-2016	3,000,000	3,179,076
Unum Group 144A	6.85	11-15-2015	1,533,000	1,615,029
				14,207,071

REITs : 2.38%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,887,691
American Tower Corporation	4.63	4-1-2015	600,000	607,444

4

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
ARC Properties Operating Partnership LP	2.00%	2-6-2017	$3,245,000	$3,112,916
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,041,649
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,019,647
Regency Centers LP	5.25	8-1-2015	3,000,000	3,087,960
				15,757,307

Health Care : 1.32%
Biotechnology : 0.84%
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,545,501
Gilead Sciences Incorporated	2.35	2-1-2020	2,000,000	2,026,210
				5,571,711

Life Sciences Tools & Services : 0.48%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,198,381

Industrials : 3.41%
Airlines : 0.62%
Delta Air Lines Incorporated	4.75	11-7-2021	2,594,504	2,763,146
Us Airway 2010-1 Class B Pass-Through Trust	8.50	10-22-2018	1,227,922	1,338,435
				4,101,581

Building Products : 0.02%
Owens Corning Incorporated	6.50	12-1-2016	148,000	162,281

Commercial Services & Supplies : 1.22%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,306,278
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,019,810
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,000,000
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,758,352
				8,084,440

Machinery : 0.98%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,755,600
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,153,588
SPX Corporation	6.88	9-1-2017	3,250,000	3,570,938
				6,480,126

Road & Rail : 0.57%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,776,190

Information Technology : 2.83%
Electronic Equipment, Instruments & Components : 0.46%
Arrow Electronics Incorporated	3.38	11-1-2015	3,000,000	3,062,154

IT Services : 0.41%
Western Union Company	2.38	12-10-2015	2,700,000	2,742,177

Semiconductors & Semiconductor Equipment : 0.52%
Kla-Tencor Corporation	2.38	11-1-2017	1,365,000	1,380,139
Kla-Tencor Corporation	3.38	11-1-2019	2,000,000	2,044,324
				3,424,463

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Software : 1.44%
CA Incorporated	6.13%	12-1-2014	$3,000,000	$3,000,000
CDK Global Incorporated 144A	3.30	10-15-2019	3,500,000	3,509,188
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,001,910
Symantec Corporation	2.75	9-15-2015	1,000,000	1,013,983
				9,525,081

Materials : 0.96%
Construction Materials : 0.50%
Martin Marietta Material Incorporated 144A±	1.33	6-30-2017	3,310,000	3,323,409

Metals & Mining : 0.46%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,013,902

Telecommunication Services : 1.34%
Diversified Telecommunication Services : 1.34%
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	3,306,200
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,650,000	2,697,904
Crown Castle Towers LLC 144A	5.50	1-15-2037	2,695,000	2,865,313
				8,869,417

Utilities : 2.62%
Electric Utilities : 2.62%
Dayton Power & Light Company	1.88	9-15-2016	4,000,000	4,042,300
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,043,968
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,807,248
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,283,074
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,162,717
				17,339,307

Total Corporate Bonds and Notes (Cost $236,686,384)				237,629,440

Municipal Obligations : 5.42%
California : 1.70%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.40	8-1-2023	3,000,000	2,999,940
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,008,300
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	2,960,000	3,039,535
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,239,285
				11,287,060

Florida : 0.22%
Village Center Community Development District Utility (Water & Sewer Revenue) 144A	1.60	10-1-2016	1,445,000	1,447,948

Georgia : 0.47%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	8-1-2015	3,000,000	3,076,140

Illinois : 0.45%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,800,000	1,963,152

6

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois (GO)	4.42%	1-1-2015	$1,000,000	$1,003,570
				2,966,722

Ohio : 0.44%
Columbus Franklin County OH Finance Authority Research & Development (Industrial Development Revenue)	3.45	2-15-2015	2,885,000	2,904,156

Oregon : 0.56%
Portland OR Taxable Pension (GO) ±§	0.12	6-1-2019	3,975,000	3,736,500

Pennsylvania : 0.45%
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.37	8-1-2045	3,000,000	2,999,940

South Carolina : 0.45%
South Carolina Public Service Authority Series D (Utilities Revenue) ±	1.03	6-1-2015	155,000	155,000
South Carolina Public Service Authority Series D (Utilities Revenue) ±	1.03	6-1-2015	2,845,000	2,845,000
				3,000,000

Texas : 0.68%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±	0.16	11-1-2040	4,500,000	4,500,000

Total Municipal Obligations (Cost $35,793,978)				35,918,466

Non-Agency Mortgage Backed Securities : 12.03%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	21,684	21,864
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,642,847	2,689,115
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	951,657	954,300
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	2,226,794	2,243,941
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	1,062,545	1,064,269
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.28	10-12-2042	1,100,000	1,122,469
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.40	7-15-2044	2,363,038	2,409,078
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	3,500,000	3,498,600
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,643,080	2,674,081
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,608,189	2,641,183
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	05-15-2017	1,682,650	1,681,836
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	3,000,000	3,046,878
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.96	3-15-2029	2,100,000	2,100,097
ContiMortgage Home Equity Trust Series 1996-2 (c)(i)	0.00	7-15-2027	972,601	22,195
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	320,077	319,020
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	66,119	56,176
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.64	2-15-2039	176,713	176,742
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	989,078	1,049,617
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	82,437	87,802
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	558,349	534,676
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.01	5-8-2031	4,000,000	3,993,776
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	1,173,444	1,220,382

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)(i)	8.02%	2-25-2027	$40,643	$40,615
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	3,000,000	3,215,865
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.15	7-15-2031	3,000,000	2,999,646
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	336,846	343,181
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	0.56	4-25-2036	1,202,547	1,013,984
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4 ±	5.40	12-15-2044	3,020,000	3,095,684
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	969,954	1,018,418
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,710,224	2,913,637
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.08	6-15-2029	5,000,000	4,994,300
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.35	8-15-2027	3,000,000	3,010,125
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,455,440
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	2,379,338	2,400,457
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	3,600,000	3,604,003
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	9,501	9,487
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	2,372,803	2,418,166
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,303,962	2,329,338
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,687,708	2,946,692
National Credit Union Administration Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	2,257,191	2,319,551
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.58	2-25-2035	769,328	768,775
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	2,990,120	3,016,427
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤	0.00	6-25-2023	7,426	6,563
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.12	12-25-2034	1,871	1,857
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.44	8-25-2032	87,955	86,251
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.44	8-25-2032	89,403	86,030
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	33,148	32,438
Total Non-Agency Mortgage Backed Securities (Cost $80,191,464)				79,735,027

	Dividend yield		Shares
Preferred Stocks : 0.25%
Financials : 0.25%
Banks : 0.25%
Huntington Bancshares ±(a)(i)	3.57		80,000	1,644,746

Total Preferred Stocks (Cost $1,958,484)				1,644,746

	Interest rate		Principal
U.S. Treasury Securities : 0.69%
U.S. Treasury Note	1.38	2-28-2019	$4,530,000	4,537,787
Total U.S. Treasury Securities (Cost $4,495,414)				4,537,787

Yankee Corporate Bonds and Notes : 13.25%
Consumer Discretionary : 0.48%
Media : 0.48%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	3,194,955

8

Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.53%
Food & Staples Retailing : 0.53%
Tesco plc 144A	2.70%	1-5-2017	$3,470,000	$3,489,224

Energy : 2.16%
Oil, Gas & Consumable Fuels : 2.16%
Ecopetrol SA	4.25	9-18-2018	3,000,000	3,180,000
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,061,938
Petrobras Global Finance Company	3.25	3-17-2017	2,065,000	2,038,217
Sinopec Group Overseas Development 2014 Limited 144A	1.75	4-10-2017	2,705,000	2,709,715
Transocean Incorporated	5.05	12-15-2016	3,235,000	3,332,581
				14,322,451

Financials : 6.11%
Banks : 3.79%
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,467,792
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,869,018
BPCE SA	1.61	7-25-2017	3,000,000	3,012,519
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,077,892
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,504,592
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,858,984
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,071,088
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,234,665
				25,096,550

Insurance : 1.40%
Allied World Assurance Company Holdings AG	7.50	8-1-2016	3,000,000	3,298,155
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	2,975,970
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,989,161
				9,263,286

Real Estate Management & Development : 0.92%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,125,708
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	2,006,894
				6,132,602

Health Care : 0.45%
Pharmaceuticals : 0.45%
Perrigo Company plc	1.30	11-8-2016	3,000,000	2,996,691

Information Technology : 1.27%
Electronic Equipment, Instruments & Components : 0.23%
Seagate HDD Cayman Company 144A	3.75	11-15-2018	1,500,000	1,545,000

Internet Software & Services : 0.58%
Baidu Incorporated	3.25	8-6-2018	3,725,000	3,841,011

Semiconductors & Semiconductor Equipment : 0.46%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,012,019

Materials : 0.51%
Construction Materials : 0.51%
Lafarge SA 144A	6.20	7-9-2015	3,321,000	3,408,176

9

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.69%
Diversified Telecommunication Services : 0.38%
Telefonos de Mexico SA		5.50%	1-27-2015	$2,510,000	$2,526,641

Wireless Telecommunication Services : 0.31%
Telefonica Moviles Chile SA 144A		2.88	11-9-2015	2,000,000	2,027,470

Utilities : 1.05%
Independent Power & Renewable Electricity Producers : 0.58%
TransAlta Corporation		4.75	1-15-2015	3,820,000	3,838,179

Multi-Utilities : 0.47%
Korea Western Power Company 144A		3.13	5-10-2017	3,000,000	3,101,007

Total Yankee Corporate Bonds and Notes (Cost $87,272,912)					87,795,262

Short-Term Investments : 8.33%

		Yield		Shares
Investment Companies : 8.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		54,842,757	54,842,757

			Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill #(z)		0.01	12-18-2014	$25,000	25,000
U.S. Treasury Bill #(z)		0.02	12-18-2014	300,000	299,997
					324,997

Total Short-Term Investments (Cost $55,167,754)					55,167,754

Total investments in securities (Cost $657,018,074)	99.44%				658,846,229
Other assets and liabilities, net	0.56				3,734,878

Total net assets*	100.00%				$662,581,107

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
§	The security is subject to a demand feature which reduces the effective maturity.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund/Portfolio has stopped accruing interest on the security.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $657,018,074 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,430,329
Gross unrealized losses	(2,602,174)
Net unrealized gains	$1,828,155

10

Wells Fargo Advantage Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$88,222,322	$0	$88,222,322
Asset-backed securities	0	63,557,722	0	63,557,722
Corporate bonds and notes	0	237,629,440	0	237,629,440
Municipal obligations	0	32,181,966	3,736,500	35,918,466
Non-agency mortgage backed securities Preferred stocks	0	84,372,730	0	84,372,730
Financials	0	0	1,644,746	1,644,746
U.S. Treasury securities	4,537,787	0	0	4,537,787
Yankee corporate bonds and notes	0	87,795,262	0	87,795,262
Short-term investments
Investment companies	54,842,757	0	0	54,842,757
U.S. Treasury securities	299,997	25,000	0	324,997

	$59,680,541	$593,784,442	$5,381,246	$658,846,229
Futures contracts	$96,465	$0	$0	$96,465

Total assets	$59,777,006	$593,784,442	$5,381,246	$658,942,694

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains
3-31-2015	JPMorgan	994 Long	2-Year U.S. Treasury Notes	$217,825,782	$292,429
3-31-2015	JPMorgan	43 Long	5-Year U.S. Treasury Notes	5,138,164	3,278

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 58.57%
Consumer Discretionary : 13.91%
Auto Components : 1.23%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$1,940,000	$2,037,000
Goodyear Tire & Rubber Company	8.25	8-15-2020	1,915,000	2,053,838
Tenneco Automotive Incorporated	7.75	8-15-2018	7,570,000	7,887,183
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,177,000
				20,155,021

Automobiles : 0.89%
Chrysler Group LLC/CG Co-Issuer Incorporated	8.00	6-15-2019	13,640,000	14,458,400

Diversified Consumer Services : 2.84%
Avis Budget Car Rental LLC ±	2.98	12-1-2017	11,611,000	11,538,431
Avis Budget Car Rental LLC	4.88	11-15-2017	8,120,000	8,363,600
Hertz Corporation	7.50	10-15-2018	5,870,000	6,090,125
Service Corporation International	7.00	6-15-2017	14,176,000	15,416,400
United Rentals North America Incorporated	7.38	5-15-2020	4,550,000	4,914,000
				46,322,556

Hotels, Restaurants & Leisure : 0.94%
Burger King Corporation «	9.88	10-15-2018	3,310,000	3,475,500
MGM Resorts International	6.63	7-15-2015	6,000,000	6,150,000
MGM Resorts International	7.50	6-1-2016	5,265,000	5,639,868
				15,265,368

Household Durables : 3.08%
Beazer Homes USA Company	6.63	4-15-2018	12,395,000	12,983,763
DR Horton Incorporated	3.63	2-15-2018	3,065,000	3,103,313
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,329,813
Jarden Corporation	7.50	5-1-2017	13,115,000	14,393,713
Lennar Corporation	4.13	12-1-2018	7,000,000	7,052,500
Lennar Corporation	4.75	12-15-2017	600,000	621,750
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,884,975
				50,369,827

Media : 2.64%
CSC Holdings LLC	7.63	7-15-2018	8,050,000	9,126,688
DISH DBS Corporation	4.25	4-1-2018	14,670,000	14,926,725
Gannett Companies Incorporated	7.13	9-1-2018	11,500,000	11,945,625
Univision Communications Incorporated 144A	6.88	5-15-2019	6,745,000	7,082,250
				43,081,288

Specialty Retail : 1.99%
Limited Brands Incorporated	6.90	7-15-2017	12,225,000	13,569,750
Sally Holdings Incorporated	6.88	11-15-2019	17,825,000	18,983,625
				32,553,375

Textiles, Apparel & Luxury Goods : 0.30%
Hanesbrands Incorporated	6.38	12-15-2020	4,650,000	4,949,925

Consumer Staples : 1.23%
Beverages : 0.88%
Constellation Brands Incorporated	7.25	9-1-2016	13,190,000	14,410,075

Food Products : 0.35%
Dean Foods Company	7.00	6-1-2016	5,300,000	5,637,875

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 11.29%
Energy Equipment & Services : 1.54%
Exterran Holdings Incorporated	7.25%	12-1-2018	$7,840,000	$7,957,600
SESI LLC	6.38	5-1-2019	16,400,000	17,097,000
				25,054,600

Oil, Gas & Consumable Fuels : 9.75%
Bill Barrett Corporation	7.63	10-1-2019	2,150,000	2,058,625
Carrizo Oil & Gas Incorporated	8.63	10-15-2018	12,185,000	12,611,475
Chesapeake Energy Corporation Company ±	3.48	4-15-2019	21,490,000	21,328,825
Clayton Williams Energy Incorporated	7.75	4-1-2019	8,575,000	8,317,750
Crestwood Midstream Partners LP	7.75	4-1-2019	1,945,000	2,017,938
El Paso LLC	7.00	6-15-2017	5,300,000	5,929,375
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	6,925,000	6,197,875
EP Energy LLC/Everest Acquisition Finance LLC	6.88	5-1-2019	14,740,000	15,366,450
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,990,000
Kodiak Oil & Gas Corporation	8.13	12-1-2019	15,785,000	16,968,875
Oasis Petroleum Incorporated	7.25	2-1-2019	5,110,000	4,803,400
Peabody Energy Corporation	7.38	11-1-2016	7,100,000	7,366,250
Plains Exploration & Production Company	6.13	6-15-2019	8,941,000	9,745,690
Regency Energy Partners Company	6.88	12-1-2018	16,311,000	16,881,885
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,146,000
WPX Energy Incorporated	5.25	1-15-2017	14,965,000	15,563,600
				159,294,013

Financials : 6.70%
Banks : 1.57%
AmSouth Bank	5.20	4-1-2015	5,370,000	5,445,142
CIT Group Incorporated	4.25	8-15-2017	19,575,000	20,015,438
CIT Group Incorporated	5.00	5-15-2017	135,000	140,738
				25,601,318

Consumer Finance : 3.79%
Ally Financial Incorporated «±	2.91	7-18-2016	4,560,000	4,602,089
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,986,875
Ally Financial Incorporated	6.25	12-1-2017	1,915,000	2,070,594
General Motors Financial Company Incorporated	2.63	7-10-2017	2,000,000	2,023,858
General Motors Financial Company Incorporated	3.25	5-15-2018	880,000	894,300
General Motors Financial Company Incorporated	4.75	8-15-2017	14,970,000	15,845,745
SLM Corporation	3.88	9-10-2015	8,000,000	8,170,000
SLM Corporation Series A	5.00	4-15-2015	7,300,000	7,382,125
Toll Brothers Finance Corporation	4.00	12-31-2018	1,905,000	1,919,288
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	9,028,750
				61,923,624

Diversified Financial Services : 0.52%
Icahn Enterprises LP	3.50	3-15-2017	8,595,000	8,498,306

REITs : 0.82%
Iron Mountain Incorporated	7.75	10-1-2019	12,520,000	13,427,700

Health Care : 2.22%
Health Care Equipment & Supplies : 1.05%
Biomet Incorporated	6.50	8-1-2020	9,235,000	9,887,176
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	7,245,000
				17,132,176

Health Care Providers & Services : 1.17%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,359,000	13,533,105
HCA Incorporated	8.00	10-1-2018	4,610,000	5,289,975

2

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Universal Health Services Incorporated	7.13%	6-30-2016	$300,000	$324,000
				19,147,080

Industrials : 7.79%
Aerospace & Defense : 1.47%
Esterline Technologies Corporation	7.00	8-1-2020	10,695,000	11,256,488
Huntington Ingalls Industries Incorporated	6.88	3-15-2018	12,145,000	12,752,250
				24,008,738

Building Products : 0.78%
Masco Corporation	5.85	3-15-2017	508,000	547,263
Masco Corporation	6.13	10-3-2016	9,409,000	10,032,346
USG Corporation 144A	8.38	10-15-2018	2,065,000	2,163,088
				12,742,697

Commercial Services & Supplies : 0.99%
Deluxe Corporation	7.00	3-15-2019	6,770,000	7,100,038
Mobile Mini Incorporated	7.88	12-1-2020	470,000	502,900
RR Donnelley & Sons Company	5.50	5-15-2015	6,550,000	6,648,250
RR Donnelley & Sons Company	7.25	5-15-2018	1,705,000	1,884,025
				16,135,213

Diversified Consumer Services : 0.78%
ADT Corporation	2.25	7-15-2017	13,255,000	12,791,075

Electrical Equipment : 0.30%
General Cable Corporation ±	2.61	4-1-2015	5,000,000	4,956,250

Machinery : 1.90%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	18,026,400
SPX Corporation	6.88	9-1-2017	11,805,000	12,970,744
				30,997,144

Trading Companies & Distributors : 1.57%
International Lease Finance Corporation	5.75	5-15-2016	2,750,000	2,867,425
International Lease Finance Corporation	4.88	4-1-2015	5,300,000	5,349,688
United Rentals Incorporated	5.75	7-15-2018	16,730,000	17,482,850
				25,699,963

Information Technology : 2.58%
Electronic Equipment, Instruments & Components : 0.55%
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	9,047,000

Internet Software & Services : 2.03%
CCO Holdings LLC	7.38	6-1-2020	18,015,000	19,298,569
IAC/InterActiveCorp	4.88	11-30-2018	13,400,000	13,768,500
				33,067,069

Materials : 5.19%
Chemicals : 0.12%
Polyone Corporation	7.38	9-15-2020	1,820,000	1,936,025

Construction Materials : 0.26%
Vulcan Materials Company	6.40	11-30-2017	3,250,000	3,534,375

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Construction Materials (continued)
Vulcan Materials Company	6.50%	12-1-2016	$635,000	$685,006
				4,219,381

Containers & Packaging : 2.16%
Greif Incorporated	6.75	2-1-2017	9,180,000	9,868,500
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	6,560,000	7,027,400
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	10,421,600
Reynolds Group Holdings Limited	7.13	4-15-2019	195,000	201,947
Reynolds Group Holdings Limited	7.88	8-15-2019	7,345,000	7,822,425
				35,341,872

Metals & Mining : 2.65%
Commercial Metals Company	7.35	8-15-2018	13,150,000	14,563,625
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,344,075
Sunchoke Energy Incorporated	7.63	8-1-2019	9,850,000	10,244,000
US Steel Corporation	7.00	2-1-2018	6,923,000	7,528,763
Vulcan Materials Company	7.00	6-15-2018	565,000	629,975
				43,310,438

Telecommunication Services : 5.01%
Diversified Telecommunication Services : 3.54%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	11,195,225
Frontier Communications Corporation	8.25	4-15-2017	8,540,000	9,564,800
Level 3 Financing Incorporated	8.13	7-1-2019	10,080,000	10,735,200
Windstream Corporation	7.88	11-1-2017	8,050,000	8,880,156
Windstream Corporation	9.88	12-1-2018	3,630,000	3,829,650
Zayo Group LLC/Zayo Capital Incorporated	8.13	1-1-2020	12,708,000	13,565,790
				57,770,821

Wireless Telecommunication Services : 1.47%
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	15,079,950
T-Mobile USA Incorporated	6.46	4-28-2019	8,650,000	8,974,375
				24,054,325

Utilities : 2.65%
Gas Utilities : 0.58%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,402,975

Independent Power & Renewable Electricity Producers : 2.07%
AES Corporation	8.00	10-15-2017	15,080,000	17,115,800
NRG Energy Incorporated	7.63	1-15-2018	15,130,000	16,756,475
				33,872,275

Total Corporate Bonds and Notes (Cost $962,677,409)				956,635,788

Loans : 29.46%
Activision Blizzard Incorporated ±	3.25	10-12-2020	11,441,250	11,447,657
Allison Transmission Incorporated ±	2.91	8-7-2017	1,396,204	1,390,968
Allison Transmission Incorporated ±	3.75	8-23-2019	6,213,809	6,207,595
Aramark Corporation ±	3.25	9-7-2019	14,137,750	13,972,762
Aramark Corporation ±	3.66	7-26-2016	253,281	251,065
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,011,445	14,729,981
Biomet Incorporated ±	3.66	7-25-2017	10,122,125	10,101,071
Biomet Incorporated ±	3.16	3-25-2015	1,033,757	1,031,338
Burger King Corporation ±	3.75	9-28-2019	7,550,175	7,545,494
CDW LLC ±	3.25	4-29-2020	13,486,589	13,294,810
Cequel Communications LLC ±	3.50	2-14-2019	12,582,239	12,451,761
Chrysler Group LLC ±	3.50	5-24-2017	7,769,244	7,728,456
CHS/Community Health Systems Incorporated ±	3.49	1-25-2017	9,230,250	9,209,482

4

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Cinemark USA Incorporated ±	3.16%	12-18-2019	$982,500	$974,974
Community Health Systems Incorporated ±	4.25	1-27-2021	6,848,250	6,858,933
Crown Castle Operating Company ±	3.00	1-31-2021	8,750,915	8,716,699
Dell Incorporated ±<	4.50	4-29-2020	10,086,300	10,089,628
Delos Finance SARL ±	3.50	3-6-2021	9,000,000	8,981,280
DigitalGlobe Incorporated ±	3.75	1-31-2020	11,354,655	11,301,402
EFS Cogen Holdings I LLC ±	3.75	12-17-2020	7,230,791	7,226,308
Generac Power Systems Incorporated ±	3.25	5-31-2020	13,736,238	13,452,996
HCA Incorporated ±	2.66	2-2-2016	6,758,563	6,731,123
HCA Incorporated ±	2.91	3-31-2017	8,910,000	8,882,646
Hertz Corporation ±	3.00	3-11-2018	9,258,142	9,033,632
Hertz Corporation ±	3.75	3-11-2018	2,210,625	2,182,064
Huntsman International LLC ±	3.75	8-12-2021	11,120,000	10,981,000
Iasis Healthcare LLC ±	4.50	5-3-2018	7,751,850	7,761,540
Ineos US Finance LLC ±	3.75	5-4-2018	16,329,632	16,141,514
Intelsat Jackson Holdings ±	3.75	6-30-2019	14,548,512	14,457,584
KAR Auction Services Incorporated ±	2.75	3-7-2017	9,446,802	9,387,759
KAR Auction Services Incorporated ±	3.50	3-7-2021	5,000,000	4,987,500
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,287,550
Lifepoint Hospitals Incorporated ±	2.66	7-24-2017	4,793,654	4,793,654
Manitowoc Company Incorporated ±	3.25	1-3-2021	1,990,000	1,977,563
Michaels Stores Incorporated ±<	3.75	1-28-2020	13,131,241	13,012,272
NBTY Incorporated ±	3.50	10-1-2017	8,172,889	8,027,330
Novelis Incorporated ±	3.75	3-10-2017	13,230,988	13,206,246
Omnova Solutions Incorporated ±	4.25	5-31-2018	2,280,000	2,251,500
Peabody Energy Corporation ±	4.25	9-24-2020	7,538,850	7,303,261
Pinnacle Foods Finance LLC ±	3.00	4-29-2020	6,066,631	5,977,512
Progressive Waste Solutions Limited ±	3.00	10-24-2019	11,208,880	11,246,205
PVH Corporation ±	3.25	2-13-2020	6,217,447	6,220,680
Rexnord LLC ±	4.00	8-21-2020	11,469,645	11,386,031
Reynolds Group Holdings Incorporated ±	4.00	12-1-2018	7,321,908	7,293,791
Salix Pharmaceuticals Limited ±	4.25	1-2-2020	9,816,015	9,685,462
SBA Senior Finance II LLC ±	3.25	3-24-2021	9,690,713	9,554,170
Select Medical Corporation ±	2.99	12-20-2016	948,664	942,146
Select Medical Corporation ±	3.75	6-1-2018	9,304,881	9,200,201
Sensata Technologies Finance Company ±	3.25	5-12-2019	4,588,977	4,591,868
Serta Simmons Holdings LLC ±	4.25	10-1-2019	1,862,863	1,854,945
Spectrum Brands Incorporated ±	3.50	9-4-2019	990,000	984,228
SunGard Data Systems Incorporated ±	4.00	3-8-2020	5,317,693	5,303,069
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	9,462,602	9,367,976
TransDigm Group Incorporated ±	3.50	2-14-2017	778,328	775,409
TransDigm Group Incorporated ±<	3.75	2-28-2020	15,402,385	15,250,364
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	15,677,867	15,563,889
Virgin Media Investment Holdings Limited ±	3.50	6-7-2020	16,070,000	15,894,998
Wendy’s International Incorporated ±	3.25	5-15-2019	2,026,021	2,011,575
West Corporation ±	3.25	6-30-2018	11,907,955	11,770,299
Total Loans (Cost $485,680,544)				481,245,216

Municipal Obligations : 0.94%
Alabama : 0.36%
Jefferson County AL Taxable Warrants Series B (GO)	4.90	4-1-2017	4,225,000	4,317,147
Jefferson County AL Taxable Warrants Series D (GO)	4.90	4-1-2017	1,540,000	1,573,587
				5,890,734

California : 0.29%
California Judgment Trust (Miscellaneous Revenue) ±	1.59	6-1-2015	1,185,000	1,185,047
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	3,420,000	3,501,396
				4,686,443

Texas : 0.29%
Dallas-Fort Worth TX International Airport Facilities Improvement Corporation (Industrial Development Revenue)	7.00	1-1-2016	4,485,000	4,698,890

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Municipal Obligations (Cost $15,162,670)				$15,276,067

Non-Agency Mortgage Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 (i)±	2.73%	4-25-2024	$42,665	36,020
Total Non-Agency Mortgage Backed Securities (Cost $42,253)				36,020

Yankee Corporate Bonds and Notes : 5.71%
Consumer Discretionary : 1.08%
Automobiles : 0.55%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	8,735,000	8,931,538

Media : 0.53%
Numericable Group SA 144A	4.88	5-15-2019	8,745,000	8,646,619

Financials : 0.14%
Diversified Financial Services : 0.14%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,385,000	2,355,188

Information Technology : 2.09%
Electronic Equipment, Instruments & Components : 1.60%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	13,600,000	13,804,000
Sensata Technologies BV 144A	6.50	5-15-2019	11,709,000	12,294,450
				26,098,450

Technology Hardware, Storage & Peripherals : 0.49%
Seagate Technology HDD Holdings	6.80	10-1-2016	7,300,000	8,071,449

Materials : 2.26%
Metals & Mining : 2.11%
ArcelorMittal SA	3.75	8-5-2015	7,300,000	7,436,875
ArcelorMittal SA	6.13	6-1-2018	10,000,000	10,600,000
FMG Resources Limited 144A«	6.00	4-1-2017	17,260,000	16,397,000
				34,433,875

Paper & Forest Products : 0.15%
UPM Kymmene Corporation 144A	5.63	12-1-2014	2,500,000	2,500,000

Telecommunication Services : 0.14%
Diversified Telecommunication Services : 0.14%
Intelsat Jackson Holdings SA	7.25	4-1-2019	2,140,000	2,238,970

Total Yankee Corporate Bonds and Notes (Cost $95,076,173)				93,276,089

	Yield		Shares
Short-Term Investments : 6.52%
Investment Companies : 6.52%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		21,324,020	21,324,020
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		85,138,536	85,138,536

Total Short-Term Investments (Cost $106,462,556)				106,462,556

6

Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2014 (unaudited)

Total investments in securities (Cost $1,665,101,605)*	101.20%	$1,652,931,736
Other assets and liabilities, net	(1.20)	(19,588,092)

Total net assets	100.00%	$1,633,343,644

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
<	All or a portion of the position represents an unfunded loan commitment.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,665,103,157 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,226,059
Gross unrealized losses	(19,397,480)

Net unrealized losses	$(12,171,421)

7

Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time)

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2014, the Fund had unfunded loan commitments of $6,529,563.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$956,635,788	$0	$956,635,788
Municipal obligations	0	15,276,067	0	15,276,067
Non-agency mortgage backed securities	0	36,020	0	36,020
Loans	0	470,835,442	10,409,774	481,245,216
Yankee corporate bonds and notes	0	93,276,089	0	93,276,089
Short-term investments
Investment companies	85,138,536	21,324,020	0	106,462,556

Total assets	$85,138,536	$1,557,383,426	$10,409,774	$1,652,931,736

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, and Level 3.

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 14.59%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$3,869,930	$3,852,956
FHLMC ±	2.35	3-1-2035	1,642,288	1,753,873
FHLMC ±	2.37	11-1-2035	6,868,348	7,361,803
FHLMC ±	2.38	4-1-2032	143,221	150,720
FHLMC ±	2.38	6-1-2032	6,682	7,023
FHLMC ±	2.44	10-1-2031	78,394	79,019
FHLMC ±	2.46	1-1-2029	78,318	79,310
FHLMC ±	2.53	7-1-2029	5,543	5,805
FHLMC	4.50	2-1-2020	2,214,879	2,364,812
FHLMC	4.50	8-1-2020	1,267,045	1,353,992
FHLMC	4.50	1-1-2022	1,054,937	1,127,401
FHLMC	5.00	12-1-2019	2,557,984	2,739,428
FHLMC	5.50	8-1-2018	682,874	725,776
FHLMC	6.00	4-1-2016	94,540	97,027
FHLMC	6.00	5-1-2017	403,318	420,595
FHLMC	6.00	1-1-2024	2,313,358	2,548,263
FHLMC	7.00	6-1-2031	425,629	495,180
FHLMC	9.00	11-1-2016	59,702	62,807
FHLMC	9.00	12-1-2016	239,281	249,748
FHLMC	9.00	8-1-2018	73,976	78,540
FHLMC	9.00	10-1-2019	50,674	55,688
FHLMC	9.50	12-1-2016	27,150	27,537
FHLMC	9.50	5-1-2020	11,345	11,490
FHLMC	9.50	9-1-2020	114,310	126,701
FHLMC	9.50	12-1-2022	231,734	252,503
FHLMC	10.00	11-17-2021	37,804	38,669
FHLMC	10.50	5-1-2020	119,555	134,955
FHLMC Series 2530 Class BH	5.00	11-15-2017	1,690,829	1,769,208
FHLMC Series 2617 Class GR	4.50	5-15-2018	521,164	544,557
FHLMC Series 2684 Class PE	5.00	1-15-2033	72,093	74,242
FHLMC Series 2690 Class TG	4.50	4-15-2032	435,978	446,545
FHLMC Series 2704 Class BH	4.50	11-15-2023	1,333,361	1,436,973
FHLMC Series 2707 Class QE	4.50	11-15-2018	1,012,313	1,068,500
FHLMC Series 2727 Class PE	4.50	7-15-2032	767,009	777,298
FHLMC Series 2843 Class BC	5.00	8-15-2019	1,250,571	1,324,893
FHLMC Series 2849 Class B	5.00	8-15-2019	2,284,613	2,423,769
FHLMC Series 2855 Class WN	4.00	9-15-2019	505,523	527,944
FHLMC Series 2864 Class NB	5.50	7-15-2033	2,110,976	2,263,048
FHLMC Series 2881 Class AE	5.00	8-15-2034	1,048,069	1,109,793
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,877,496	1,979,303
FHLMC Series 2911 Class UE	5.00	6-15-2033	248,443	249,082
FHLMC Series 2937 Class HJ	5.00	10-15-2019	173,730	174,952
FHLMC Series 2953 Class LD	5.00	12-15-2034	641,495	682,573
FHLMC Series 2963 Class BP	5.00	9-15-2034	361,543	373,153
FHLMC Series 3053 Class AC	5.00	2-15-2035	586,466	590,124
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,585,600	11,626,704
FHLMC Series 3420 Class A	4.50	1-15-2027	214,573	216,196
FHLMC Series 3501 Class AC	4.00	8-15-2023	1,358,553	1,404,744
FHLMC Series 3538 Class DE	3.50	7-15-2023	1,221,301	1,254,101
FHLMC Series 3574 Class EA	3.00	9-15-2021	497,113	510,176
FHLMC Series 3589 Class CA	4.00	10-15-2021	831,650	856,946
FHLMC Series 3619 Class EB	3.50	5-15-2024	248,070	256,827
FHLMC Series 3647 Class BG	4.00	12-15-2027	219,016	219,482
FHLMC Series 3649 Class DG	4.00	4-15-2028	707,375	726,350
FHLMC Series 3656 Class EC	3.50	5-15-2024	705,399	720,948
FHLMC Series 3660 Class HE	3.50	10-15-2023	344,259	349,161
FHLMC Series 3689 Class AJ	4.00	12-15-2027	200,567	200,601
FHLMC Series 3689 Class BD	2.00	7-15-2020	609,143	611,747
FHLMC Series 3706 Class AB	3.50	7-15-2020	1,956,326	2,017,011
FHLMC Series 3728 Class EA	3.50	9-15-2020	2,114,435	2,159,164
FHLMC Series 3728 Class EH	3.00	9-15-2020	1,581,872	1,610,497
FHLMC Series 3772 Class HC	3.00	10-15-2018	1,374,219	1,417,461
FHLMC Series 3780 Class DG	3.00	10-15-2027	1,191,084	1,214,534

1

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3780 Class GX	3.50%	9-15-2028	$5,816,455	$6,065,405
FHLMC Series 3784 Class DA	4.00	7-15-2025	497,700	519,357
FHLMC Series 3821 Class LA	3.50	4-15-2025	911,598	952,505
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,001,284	1,051,682
FHLMC Series 3842 Class CJ	2.00	9-15-2018	447,583	453,883
FHLMC Series 3878 Class JA	3.50	1-15-2025	748,050	775,308
FHLMC Series 3888 Class JP	4.00	2-15-2037	373,764	383,978
FHLMC Series 3898 Class NE	4.00	7-15-2040	1,280,155	1,343,540
FHLMC Series 3952 Class MK	3.00	11-15-2021	1,277,141	1,290,443
FHLMC Series K003 Class A3	4.32	12-25-2015	1,584,945	1,629,172
FHLMC Series K003 Class AAB	4.77	5-25-2018	1,155,858	1,232,178
FHLMC Series K702 Class A1	2.08	12-25-2017	5,141,634	5,240,168
FHLMC Series T-42 Class A6	9.50	2-25-2042	987,252	1,228,844
FHLMC Series Y2-2015 Class 1	2.60	4-20-2015	275,693	277,825
FNMA ±	1.77	10-1-2031	150,760	151,414
FNMA	1.89	2-1-2017	2,000,000	2,040,603
FNMA ±	1.98	1-1-2023	20,280	20,338
FNMA ±	2.14	12-1-2034	1,648,617	1,750,165
FNMA ±	2.25	5-1-2032	46,588	49,316
FNMA ±	2.31	11-1-2031	99,252	100,542
FNMA ±	2.34	6-1-2032	146,413	153,960
FNMA ±	2.39	12-1-2040	460,121	487,072
FNMA ±	2.39	2-1-2033	844,898	893,239
FNMA ±	2.40	8-1-2045	1,467,834	1,564,177
FNMA ±	2.42	5-1-2036	1,645,212	1,768,456
FNMA ±	2.49	11-1-2034	2,587,638	2,770,586
FNMA ±	2.51	5-1-2036	1,791,683	1,903,310
FNMA	2.71	9-1-2017	3,607,917	3,746,516
FNMA	3.00	1-1-2021	982,689	1,029,824
FNMA	3.09	5-1-2016	1,143,934	1,171,055
FNMA	3.18	12-1-2017	4,375,000	4,496,497
FNMA	3.21	2-1-2016	469,418	479,766
FNMA ±	3.36	4-1-2033	5,424	5,482
FNMA ±	3.45	7-1-2033	65,160	66,154
FNMA	3.50	9-1-2018	910,729	965,496
FNMA %%	3.50	12-16-2029	17,000,000	18,008,710
FNMA	3.77	1-1-2018	1,183,467	1,200,044
FNMA	4.00	5-25-2019	181,475	189,543
FNMA	4.00	12-15-2024	1,049,011	1,097,720
FNMA	4.22	5-1-2016	2,254,364	2,334,183
FNMA	4.29	5-1-2016	773,925	803,110
FNMA	4.44	9-1-2015	3,945,237	4,070,367
FNMA	4.50	9-25-2018	1,140,304	1,194,699
FNMA	4.50	6-1-2019	283,951	302,054
FNMA	5.00	1-15-2022	4,107,244	4,345,452
FNMA	5.09	12-1-2016	974,790	1,042,988
FNMA	5.13	2-1-2016	6,193,320	6,360,379
FNMA	5.21	1-1-2018	2,589,129	2,709,268
FNMA	5.23	7-1-2018	1,722,340	1,803,459
FNMA	5.27	12-1-2016	947,447	1,015,969
FNMA	5.29	8-1-2015	5,699,890	5,831,468
FNMA	5.40	12-1-2016	975,686	1,047,662
FNMA	5.52	5-1-2017	1,433,619	1,566,328
FNMA	5.85	5-1-2016	4,000,000	4,246,017
FNMA	6.00	4-1-2021	1,653,753	1,750,909
FNMA	6.50	8-1-2031	788,817	937,708
FNMA	6.74	12-1-2015	1,223,959	1,282,187
FNMA	7.84	4-1-2018	4,692,536	5,052,893
FNMA	8.33	7-15-2020	40,778	44,747
FNMA	8.50	7-1-2017	185,240	195,543
FNMA	9.00	12-1-2016	164,303	172,579
FNMA	9.00	2-15-2020	140,989	161,270
FNMA	9.00	10-15-2021	77,238	86,673
FNMA	9.00	6-1-2024	103,616	114,196
FNMA	9.50	12-1-2020	100,063	111,067

2

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	9.50%	3-1-2021	$23,149	$23,682
FNMA	10.00	3-20-2018	36,989	37,919
FNMA	10.25	9-1-2021	112,450	125,310
FNMA	10.50	8-1-2020	5,018	5,619
FNMA	10.50	4-1-2022	84,304	90,067
FNMA Series 1988-4 Class Z	9.25	3-25-2018	42,473	45,651
FNMA Series 1988-9 Class Z	9.45	4-25-2018	26,304	28,207
FNMA Series 1989-30 Class Z	9.50	6-25-2019	119,679	131,714
FNMA Series 1989-49 Class E	9.30	8-25-2019	16,136	17,398
FNMA Series 1990-111 Class Z	8.75	9-25-2020	29,800	32,039
FNMA Series 1990-119 Class J	9.00	10-25-2020	76,805	86,565
FNMA Series 1990-124 Class Z	9.00	10-25-2020	36,052	40,669
FNMA Series 1990-21 Class Z	9.00	3-25-2020	136,067	153,241
FNMA Series 1990-27 Class Z	9.00	3-25-2020	94,461	106,509
FNMA Series 1990-30 Class D	9.75	3-25-2020	27,489	31,004
FNMA Series 1990-77 Class D	9.00	6-25-2020	41,851	47,375
FNMA Series 1991-132 Class Z	8.00	10-25-2021	170,109	193,671
FNMA Series 1992-71 Class X	8.25	5-25-2022	69,620	80,868
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	590,711	673,452
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,222,984	1,413,913
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	1,026,390	1,203,661
FNMA Series 2001-T8 Class A3 ±	3.60	7-25-2041	2,350,691	2,414,395
FNMA Series 2002-94 Class BK	5.50	1-25-2018	1,359,773	1,416,880
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,321,620	1,619,832
FNMA Series 2002-W4 Class A6 ±	3.34	5-25-2042	1,213,912	1,276,965
FNMA Series 2003-125 Class AY	4.00	12-25-2018	2,504,983	2,608,724
FNMA Series 2003-129 Class AP	4.00	1-25-2019	671,726	689,100
FNMA Series 2003-15 Class CN	5.00	3-25-2018	451,260	474,094
FNMA Series 2003-35 Class BC	5.00	5-25-2018	866,875	912,492
FNMA Series 2003-35 Class ME	5.00	5-25-2018	451,095	474,781
FNMA Series 2003-W11 Class A1 ±	3.29	6-25-2033	58,110	60,953
FNMA Series 2003-W3 Class 1A4 ±	3.37	8-25-2042	54,606	61,097
FNMA Series 2004-10 Class FA ±	0.50	2-25-2034	1,951,184	1,956,624
FNMA Series 2004-92 Class QY	4.50	8-25-2034	925,137	965,634
FNMA Series 2006-74 Class DP	5.50	3-25-2035	392,112	396,000
FNMA Series 2006-M3 Class B	5.10	8-25-2016	1,342,574	1,427,227
FNMA Series 2007-2 Class FA ±	0.35	2-25-2037	115,808	115,866
FNMA Series 2007-36 Class AB	5.00	11-25-2021	1,278,554	1,323,270
FNMA Series 2007-W2 Class 1A1 ±	0.47	3-25-2037	1,333,380	1,334,227
FNMA Series 2008-36 Class AB	4.50	10-25-2022	696,110	710,262
FNMA Series 2008-76 Class GF ±	0.80	9-25-2023	1,068,593	1,076,330
FNMA Series 2008-81 Class LK	5.00	9-25-2023	521,000	554,584
FNMA Series 2009-76 Class HA	4.00	1-25-2019	597,613	615,665
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,470,474	1,496,209
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,136,013	1,160,994
FNMA Series 2010-25 Class ND	3.50	3-25-2025	620,191	645,128
FNMA Series 2010-39 Class PD	3.00	6-25-2038	646,288	656,964
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,698,361
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	968,647	1,007,438
FNMA Series 2010-70 Class CT	4.00	11-25-2027	453,088	458,589
FNMA Series 2010-9 Class MB	5.00	5-25-2032	1,000,000	1,050,610
FNMA Series 2010-9 Class PD	4.50	10-25-2039	309,355	310,798
FNMA Series 2011-111 Class MA	4.00	7-25-2038	1,441,017	1,468,820
FNMA Series 2011-115 Class DP	3.50	4-25-2034	821,470	840,061
FNMA Series 2011-122 Class A	3.00	12-25-2025	663,693	684,675
FNMA Series 2011-129 Class LG	3.00	3-25-2037	1,098,837	1,135,990
FNMA Series 2011-33 Class GA	3.50	10-25-2028	1,806,725	1,867,691
FNMA Series 2011-35 Class PA	4.00	2-25-2039	1,959,052	2,042,966
FNMA Series 2011-39 Class DA	3.50	7-25-2024	818,740	841,199
FNMA Series 2011-40 Class CA	3.50	12-25-2028	5,186,408	5,364,670
FNMA Series 2011-42 Class A	3.00	2-25-2024	7,039,968	7,313,569
FNMA Series 2011-56 Class AC	2.00	7-25-2018	436,799	443,539
FNMA Series 2011-61 Class VA	5.00	4-25-2040	1,804,352	1,886,398

3

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2011-99 Class AB	4.00%	12-25-2038	$437,492	$448,962
FNMA Series 2012-94 Class E	3.00	6-25-2022	217,522	225,956
FNMA Series 2013-M12 Class A	1.53	10-25-2017	2,183,051	2,205,216
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	4,687,504	4,688,301
FNMA Series 2014-M3 Class ASQ2	0.56	3-25-2016	8,176,403	8,175,945
FNMA Series G-22 Class ZT	8.00	12-25-2016	190,309	199,511
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	1,578,226	1,588,610
GNMA	7.00	6-15-2033	636,904	738,039
GNMA	9.00	11-15-2017	53,375	56,591
GNMA	9.50	11-15-2017	15,275	16,001
GNMA	10.00	10-20-2017	43,585	45,122
GNMA Series 2004-11 Class QE	5.00	12-16-2032	1,369,932	1,413,093
GNMA Series 2008-36 Class GA	4.25	10-16-2022	3,512,428	3,623,779
GNMA Series 2009-122 Class AC	4.00	3-16-2023	948,905	989,339
GNMA Series 2009-35 Class PA	5.00	11-16-2032	613,672	629,487
GNMA Series 2009-74 Class BP	3.50	1-20-2037	579,696	593,971
GNMA Series 2009-93 Class UW	5.00	10-20-2020	1,809,088	1,896,863
GNMA Series 2010-10 Class KC	3.00	8-20-2035	581,834	586,959
GNMA Series 2010-133 Class QK	3.50	9-16-2034	1,064,020	1,093,660
GNMA Series 2010-145 Class UA	1.25	1-20-2036	213,019	213,556
GNMA Series 2010-167 Class KW	5.00	9-20-2036	562,049	574,896
GNMA Series 2010-27 Class AK	4.00	2-16-2023	1,961,416	2,036,609
GNMA Series 2010-29 Class PL	3.00	8-20-2036	620,191	627,554
GNMA Series 2010-32 Class PL	3.25	3-20-2036	584,834	591,200
GNMA Series 2010-43 Class JA	3.00	9-20-2037	883,496	908,184
GNMA Series 2010-6 Class BP	2.25	3-16-2033	127,331	127,422
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	286,646	293,278
GNMA Series 2010-7 Class CK	3.50	1-16-2034	653,272	663,490
GNMA Series 2010-87 Class ME	2.00	3-20-2036	1,820,727	1,834,739
GNMA Series 2011-29 Class AG	3.00	8-16-2037	358,989	366,108
Total Agency Securities (Cost $284,531,819)				286,408,322

Asset-Backed Securities : 11.08%
Chase Issuance Trust Series 2012-A5 Class A5	0.59	8-15-2017	16,244,000	16,255,160
Citibank Credit Card Issuance Trust Series 2004 -A8 Class A8	4.90	12-12-2016	3,000,000	3,004,467
Citibank Credit Card Issuance Trust Series 2005-A5 Class A5	4.55	6-20-2017	3,180,000	3,253,000
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1	0.55	10-10-2017	10,000,000	10,004,330
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	622,161	622,169
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	4,155,437	4,158,117
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.98	5-25-2036	550,523	548,466
Ford Credit Auto Lease Trust Series 2014-A Class A2A	0.50	10-15-2016	6,599,171	6,596,023
Ford Credit Auto Lease Trust Series 2014-B Class A2A	0.51	3-15-2017	12,450,000	12,438,720
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	7,648,647	7,648,441
Ford Credit Auto Owner Trust Series 2014-B Class A2	0.47	3-15-2017	12,250,000	12,248,285
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	2,077,282	2,078,451
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	5,363,486	5,367,889
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	5,005,167	5,010,723
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	289,435	289,444
Honda Auto Receivables Owner Trust 2013-3 Class A3	0.77	5-15-2017	1,525,000	1,528,145
Honda Auto Receivables Owner Trust 2014-1 Class A2	0.41	9-21-2016	13,679,138	13,675,444
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	5,075,583	5,078,938
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	5,328,938	5,332,882
Hyundai Auto Lease Securitization Trust Series 2014-A Class A2 144A	0.52	7-15-2016	11,012,863	11,016,519
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 144A	0.61	2-15-2017	11,100,000	11,099,856
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	5,772,790	5,773,916
Mercedes-Benz Auto Lease Trust Series 2014-A Class A2A	0.48	6-15-2016	11,155,000	11,159,596
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	2,180,148	2,180,106
Nissan Auto Lease Trust Series 2013-B Class A2A	0.57	1-15-2016	9,458,073	9,460,977
Nissan Auto Lease Trust Series 2014-B Class A2A	0.73	4-17-2017	15,140,000	15,154,307
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	4,641,089	4,642,611
Susquehanna Auto Receivables Trust Series 2014-1A Class A2 144A	0.58	10-17-2016	5,750,000	5,751,002
Toyota Auto Receivables Owner Trust Series 2013-B Class A2	0.48	2-15-2016	2,492,822	2,493,365
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	7,125,000	7,121,616

4

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63%	12-21-2015	$1,520,184	$1,520,798
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	8,847,492	8,851,164
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	659,077	658,972
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	5,602,421	5,608,718
Total Asset-Backed Securities (Cost $217,684,388)				217,632,617

Corporate Bonds and Notes : 38.23%
Consumer Discretionary : 2.95%
Automobiles : 0.62%
Harley-Davidson Financial Services Incorporated 144A	1.15	9-15-2015	2,500,000	2,509,688
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,557,327
Volkswagen Group America 144A	1.25	5-23-2017	3,000,000	3,000,663
Volkswagen Group America 144A	1.60	11-20-2017	5,000,000	5,019,325
				12,087,003

Media : 2.33%
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,360,225
DIRECTV Holdings LLC	3.55	3-15-2015	3,000,000	3,025,398
News America Incorporated	7.60	10-11-2015	5,618,000	5,946,355
News America Incorporated	8.00	10-17-2016	827,000	930,573
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,453,131
TCM Sub LLC 144A	3.55	1-15-2015	9,071,000	9,102,513
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	9,983,220
				45,801,415

Consumer Staples : 2.44%
Beverages : 0.48%
Constellation Brands Incorporated	7.25	9-1-2016	8,600,000	9,395,500

Food & Staples Retailing : 0.66%
Tyson Foods Incorporated	6.60	4-1-2016	7,446,000	7,998,828
Walgreens Boots Alliance Company	1.75	11-17-2017	5,000,000	5,040,425
				13,039,253

Food Products : 0.10%
Kraft Foods Group Incorporated	4.13	2-9-2016	2,000,000	2,075,900

Household Products : 0.67%
Newell Rubbermaid Incorporated	2.00	6-15-2015	13,051,000	13,145,829

Tobacco : 0.53%
Lorillard Tobacco Company	3.50	8-4-2016	10,000,000	10,344,690

Energy : 4.95%
Energy Equipment & Services : 0.31%
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,089,802

Oil, Gas & Consumable Fuels : 4.64%
Anadarko Petroleum Corporation	6.38	9-15-2017	9,700,000	10,898,910
Boardwalk Pipelines LP	5.88	11-15-2016	9,000,000	9,616,590
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	8,570,075
El Paso LLC	7.00	6-15-2017	4,574,000	5,117,163
Energy Transfer Partners LP	5.95	2-1-2015	3,970,000	4,001,077
Enterprise Products Operating LLC	1.25	8-13-2015	3,000,000	3,009,468

5

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	3.50%	3-1-2016	$9,029,000	$9,286,001
Nabors Industries Incorporated	2.35	9-15-2016	10,000,000	10,108,650
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,252,210
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	10,000,000	10,037,500
Williams Partners LP	3.80	2-15-2015	6,000,000	6,034,476
Williams Partners LP	7.25	2-1-2017	3,700,000	4,139,190
				91,071,310

Finance : 0.12%
UAL 2009-2A Pass Through Trust	9.75	7-15-2018	2,163,929	2,401,961
Financials : 14.86%
Banks : 3.67%
Associated Banc Corporation	5.13	3-28-2016	3,500,000	3,676,775
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,012,112
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,539,896
Bank One Corporation	4.90	4-30-2015	4,260,000	4,334,870
Citigroup Incorporated	4.88	5-7-2015	5,589,000	5,689,608
Compass Bank	1.85	9-29-2017	10,000,000	10,029,040
Credit Suisse (New York)	1.38	5-26-2017	7,340,000	7,353,285
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,594,782
UBS AG (Stamford Connecticut)	5.88	7-15-2016	8,000,000	8,616,656
US Bank NA ±	3.78	4-29-2020	10,000,000	10,122,540
				71,969,564

Capital Markets : 2.13%
Bear Stearns Companies Incorporated	5.55	1-22-2017	10,785,000	11,737,046
Goldman Sachs Group Incorporated	5.13	1-15-2015	3,000,000	3,016,206
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,774,671
Janus Capital Group Incorporated	6.70	6-15-2017	8,418,000	9,396,458
Merrill Lynch & Company Incorporated	5.30	9-30-2015	1,600,000	1,661,197
Morgan Stanley	1.75	2-25-2016	5,500,000	5,556,727
Morgan Stanley	6.00	4-28-2015	3,660,000	3,741,281
				41,883,586

Consumer Finance : 4.32%
American Express Credit Corporation	1.55	9-22-2017	5,295,000	5,328,247
Capital One Bank USA NA	1.30	6-5-2017	5,145,000	5,130,378
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,319,688
Discover Financial Services Company	6.45	6-12-2017	570,000	635,274
ERAC USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,029,641
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	774,709
ERAC USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,070,199
Ford Motor Credit Company LLC	3.88	1-15-2015	5,000,000	5,019,350
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,828,194
Ford Motor Credit Company LLC	12.00	5-15-2015	1,000,000	1,050,421
General Motors Financial Company Incorporated	2.75	5-15-2016	9,890,000	10,001,263
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,866,000	4,874,623
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,806,157
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,598,640
Nissan Motor Acceptance Corporation 144A±	0.78	3-3-2017	4,000,000	4,009,816
SLM Corporation	3.88	9-10-2015	3,500,000	3,574,375
SLM Corporation	6.25	1-25-2016	4,965,000	5,188,425
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	9,791,825
Western Union Company ±	1.23	8-21-2015	8,830,000	8,867,068
				84,898,293

Diversified Financial Services : 0.29%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2016	6,000,000	5,702,292

6

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 2.04%
MetLife Insurance Company 144A	7.70%	11-1-2015	$8,500,000	$9,022,147
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	2,705,000	3,051,797
Prudential Insurance Company 144A	8.10	7-15-2015	11,090,000	11,530,750
Symetra Financial Corporation 144A	6.13	4-1-2016	9,100,000	9,643,197
Unum Group 144A	6.85	11-15-2015	3,799,000	4,002,281
W.R. Berkley Corporation	5.60	5-15-2015	2,620,000	2,678,072
				39,928,244

REITs : 2.41%
American Tower Corporation	4.63	4-1-2015	11,700,000	11,845,162
ARC Properties Operating Partnership LP	2.00	2-6-2017	8,755,000	8,398,636
Camden Property Trust	5.00	6-15-2015	6,490,000	6,636,064
Digital Realty Trust LP	4.50	7-15-2015	8,210,000	8,323,979
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,234,654
Realty Income Corporation	5.50	11-15-2015	3,833,000	3,999,283
Regency Centers LP	5.25	8-1-2015	4,788,000	4,928,384
				47,366,162

Health Care : 2.75%
Biotechnology : 0.56%
Amgen Incorporated	1.25	5-22-2017	11,020,000	10,994,423

Health Care Providers & Services : 1.03%
Express Scripts Holding Company	2.10	2-12-2015	8,160,000	8,181,020
Providence Health & Services Company ±	1.04	10-1-2016	12,000,000	12,056,640
				20,237,660

Life Sciences Tools & Services : 0.56%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	5,882,196
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	4,998,295
				10,880,491

Pharmaceuticals : 0.60%
Mylan Incorporated	1.35	11-29-2016	11,835,000	11,825,059

Industrials : 2.81%
Aerospace & Defense : 0.48%
L-3 Communications Corporation	3.95	11-15-2016	9,000,000	9,452,727

Airlines : 0.48%
Delta Air Lines Incorporated Series 2009-1 Class B	9.75	6-17-2018	8,319,885	9,401,470

Commercial Services & Supplies : 0.46%
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,769,319
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	6,310,000	6,376,552
				9,145,871

Machinery : 0.48%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,226,900
CNH Capital LLC	3.88	11-1-2015	4,105,000	4,135,788
				9,362,688

7

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.54%
GATX Corporation	4.75%	5-15-2015	$5,442,000	$5,537,926
Ryder System Incorporated	3.15	3-2-2015	5,000,000	5,032,885
				10,570,811

Trading Companies & Distributors : 0.37%
International Lease Finance Corporation	8.63	9-15-2015	7,000,000	7,350,000

Information Technology : 1.59%
Electronic Equipment, Instruments & Components : 0.46%
Arrow Electronics Incorporated	3.38	11-1-2015	8,800,000	8,982,318

IT Services : 0.15%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	2,993,328

Semiconductors & Semiconductor Equipment : 0.51%
Kla-Tencor Corporated	2.38	11-1-2017	10,000,000	10,110,910

Software : 0.31%
CA Incorporated	6.13	12-1-2014	6,000,000	6,000,000

Technology Hardware, Storage & Peripherals : 0.16%
Xerox Corporation	6.40	3-15-2016	2,950,000	3,154,420

Materials : 1.56%
Chemicals : 0.51%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	9,984,285

Construction Materials : 0.50%
Martin Marietta Material Incorporated 144A±	1.33	6-30-2017	9,690,000	9,729,254

Metals & Mining : 0.15%
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,013,902

Paper & Forest Products : 0.40%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	7,854,359

Telecommunication Services : 1.52%
Diversified Telecommunication Services : 1.52%
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,578,750
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,077,500
Clearwire Communications LLC	14.75	12-1-2016	7,290,000	8,893,800
Crown Castle Towers LLC 144A	3.21	8-15-2035	8,061,000	8,206,719
Crown Castle Towers LLC 144A	5.50	1-15-2037	7,305,000	7,766,647
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,326,388
				29,849,804

Utilities : 2.68%
Electric Utilities : 1.32%
Dayton Power & Light Company	1.88	9-15-2016	9,000,000	9,095,175
Exelon Corporation	4.90	6-15-2015	2,000,000	2,042,654
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,708,525
NextEra Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,036,687
				25,883,041

Gas Utilities : 0.66%
CenterPoint Energy Resource Corporation	6.15	5-1-2016	3,000,000	3,217,341

8

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities (continued)
Questar Corporation	2.75%	2-1-2016	$9,500,000	$9,731,135
				12,948,476

Multi-Utilities : 0.70%
CMS Energy Corporation	4.25	9-30-2015	6,901,000	7,101,101
DTE Energy Company	6.35	6-1-2016	6,250,000	6,768,875
				13,869,976

Total Corporate Bonds and Notes (Cost $750,746,270)				750,796,077

Municipal Obligations : 5.00%
California : 0.97%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.40	8-1-2023	10,000,000	9,999,800
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,016,600
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	5,000,000	5,134,350
				19,150,750

Connecticut : 0.39%
Connecticut Series A (GO)	5.46	3-1-2019	7,090,000	7,643,871

Florida : 0.27%
Village Center FL Community Development District (Water & Sewer Revenue) 144A	1.30	11-1-2015	2,250,000	2,249,775
Village Center FL Community Development District (Water & Sewer Revenue) 144A	1.60	11-1-2016	2,000,000	2,004,880
Village Center FL Community Development District Little Sumter Service Area System Series B (Water & Sewer Revenue) 144A	1.30	10-1-2015	1,000,000	1,000,020
				5,254,675

Illinois : 0.70%
Illinois (GO)	4.42	1-1-2015	13,665,000	13,713,784

Michigan : 0.08%
Michigan Housing Development Authority Series A (Housing Revenue) ±	0.81	12-1-2014	1,500,000	1,500,030

New Jersey : 0.81%
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,032,200
New Jersey Turnpike Authority Series B (Transportation Revenue, Ambac Insured)	4.25	1-1-2016	5,780,000	5,835,026
				15,867,226

New York : 0.33%
New York Environmental Facility Corporation Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.37	5-1-2030	5,000,000	4,999,800
Triborough NY Bridge & Tunnel Authority Sub Series D-2A (Transportation Revenue) ±	0.56	11-15-2028	1,500,000	1,500,015
				6,499,815

9

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 0.56%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue) ±	1.88%	11-1-2016	$2,500,000	$2,558,725
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	440,000	440,000
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	8,060,000	8,060,000
				11,058,725

Texas : 0.89%
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	4,000,000	4,000,240
Port Arthur TX Naval District Motiva Enterprises Series B (Resource Recovery Revenue) §	0.16	12-1-2039	12,000,000	12,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) §	0.16	11-1-2040	1,500,000	1,500,000
				17,500,240

Total Municipal Obligations (Cost $98,034,930)				98,189,116

Non-Agency Mortgage Backed Securities : 12.22%
Bank of America Commercial Mortgage Incorporated Series 2007-3 Class A1A ±	5.79	6-10-2049	989,860	1,070,046
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,409	2,429
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	6,080,602	6,265,628
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	4,682,208	4,764,180
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,440,502	2,447,280
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	5,058,004	5,096,951
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,577,022	2,581,202
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,321,796	2,492,460
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.40	7-15-2044	3,473,667	3,541,344
CNH Equipment Trust Series 2014-A Class A2	0.49	6-15-2017	13,500,000	13,494,600
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	69,506	76,220
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	10,997,067	11,126,052
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	9,000,810	9,114,670
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	9,000,000	9,140,634
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	0.96	3-15-2029	5,400,000	5,400,248
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.08	6-19-2031	599,461	600,454
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	273,269	272,366
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.24	9-25-2034	159,054	135,134
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	5,108,435	5,144,914
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	1,992,560	2,024,824
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	4,766,889	5,049,932
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,860,224	9,402,532
Dell Equipment Finance Trust Series 2014-1 Class A2 144A	0.64	7-22-2016	4,000,000	4,000,280
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.41	1-25-2022	81,942	83,377
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.95	1-25-2021	21,219	21,417
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	644,640	617,307
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.01	5-8-2031	11,000,000	10,982,884
FedEx Corporation 1998 Pass-Through Certificates	7.02	1-15-2016	3,295,054	3,426,856

10

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97%	7-10-2045	$5,430,000	$5,503,376
GE Equipment Transportation LLC Series 2014-1 Class A2	0.55	12-23-2016	8,665,000	8,657,522
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.15	7-15-2031	10,000,000	9,998,820
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	77,475	78,932
Housing Securities Incorporated Series 1992-8 Class E ±	3.59	6-25-2024	123,664	123,124
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4 ±	5.40	12-15-2044	5,000,000	5,125,305
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	990,000	1,048,514
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,752,503	1,822,291
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	6.06	4-15-2045	2,200,000	2,310,559
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.08	6-15-2029	15,000,000	14,982,900
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A 144A±	1.35	8-15-2027	10,000,000	10,033,750
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	4,694,643	4,736,313
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,911,707	3,142,678
Macquarie Equipment Funding Trust Series 2014-A Class A2 144A	0.80	11-21-2016	11,400,000	11,412,677
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	19,003	18,973
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	4,637,093	4,725,745
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,364,453	4,412,523
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,750,136	8,496,932
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(w)(i)	15,333.50	4-20-2021	9	736
National Credit Union Administration Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	5,258,689	5,403,971
NCUA Guaranteed Notes Series 2010-C1 Class A1	1.60	10-29-2020	4,241,388	4,260,822
NCUA Guaranteed Notes Series 2010-R1 Class 2A	1.84	10-7-2020	389,390	392,103
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.38	4-25-2018	13,192	13,356
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.40	4-26-2021	9,182	8,693
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.22	11-25-2020	365,561	370,974
SCG Trust Series 2013-SRP1 Class A 144A±	1.55	11-15-2026	7,500,000	7,508,378
Springleaf Mortgage Loan Trust Series 2012-2A Class A 144A±	2.22	10-25-2057	1,905,441	1,932,005
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.46	10-25-2024	117,626	122,522
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68	2-25-2028	198,453	195,761
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.12	12-25-2034	3,940	3,911
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	3,895,642	3,901,996
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.44	8-25-2032	145,377	142,560
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.44	8-25-2032	130,272	125,358
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	633,116	619,545
Total Non-Agency Mortgage Backed Securities (Cost $240,319,024)				240,009,846

Yankee Corporate Bonds and Notes : 10.60%
Consumer Staples : 0.82%
Food & Staples Retailing : 0.82%
FBG Finance Limited 144A	5.13	6-15-2015	5,900,000	6,043,447
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,155,954
				16,199,401

Energy : 1.54%
Energy Equipment & Services : 0.44%
Ensco plc	3.25	3-15-2016	8,380,000	8,613,986

11

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 1.10%
Petrobras Global Finance Company	3.25%	3-17-2017	$5,435,000	$5,364,508
Sinopec Group Overseas Development 2014 Limited 144A	1.75	4-10-2017	7,295,000	7,307,715
Transocean Incorporated	5.05	12-15-2016	8,765,000	9,029,387
				21,701,610

Financials : 4.94%
Banks : 3.44%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,876,638
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,204,385
BPCE SA	1.61	7-25-2017	10,000,000	10,041,730
Corporacion Andina De Fomento	3.75	1-15-2016	2,360,000	2,443,379
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,678,503
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,047,168
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,073,038
Shinhan Bank 144A±	0.88	4-8-2017	5,000,000	5,012,755
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,980,783
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,199,091
				67,557,470

Diversified Financial Services : 0.13%
AerCap Ireland Capital Limited 144A	2.75	5-15-2017	2,600,000	2,567,500

Insurance : 0.90%
Allied World Assurance Company Holdings AG	7.50	8-1-2016	9,252,000	10,171,510
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,445,146
				17,616,656

Real Estate Management & Development : 0.21%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,013,788

Thrifts & Mortgage Finance : 0.26%
Korea Finance Corporation	3.25	9-20-2016	5,000,000	5,175,065

Health Care : 0.87%
Pharmaceuticals : 0.87%
Actavis Funding SCS	1.30	6-15-2017	6,671,000	6,577,192
Perrigo Company plc	1.30	11-8-2016	10,550,000	10,538,363
				17,115,555

Information Technology : 0.43%
Internet Software & Services : 0.26%
Tencent Holdings Limited 144A	2.00	5-2-2017	5,000,000	5,002,595

Semiconductors & Semiconductor Equipment : 0.17%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,381,730

Materials : 0.50%
Construction Materials : 0.50%
Lafarge SA 144A	6.20	7-9-2015	9,590,000	9,841,738

Telecommunication Services : 0.93%
Diversified Telecommunication Services : 0.72%
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	8,101,088

12

Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Telefonos de Mexico SA		5.50%	1-27-2015	$6,000,000	$6,039,780
					14,140,868

Wireless Telecommunication Services : 0.21%
America Movil SAB de CV ±		1.23	9-12-2016	4,000,000	4,027,452

Utilities : 0.57%
Independent Power & Renewable Electricity Producers : 0.57%
TransAlta Corporation		4.75	1-15-2015	11,217,000	11,270,382

Total Yankee Corporate Bonds and Notes (Cost $208,123,321)					208,225,796

		Yield		Shares
Short-Term Investments : 7.60%
Investment Companies : 7.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08		147,386,865	147,386,865

			Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.02	12-18-2014	$1,850,000	1,849,980

Total Short-Term Investments (Cost $149,236,848)					149,236,845

Total investments in securities (Cost $1,948,676,600)*	99.32%				1,950,498,619
Other assets and liabilities, net	0.68				13,318,656

Total net assets	100.00%				$1,963,817,275

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
§	The security is subject to a demand feature which reduces the effective maturity.
(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,948,125,755 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,757,736
Gross unrealized losses	(4,384,872)

Net unrealized gains	$2,372,864

13

Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$286,408,322	$0	$286,408,322
Asset-backed securities	0	217,632,617	0	217,632,617
Corporate bonds and notes	0	750,796,077	0	750,796,077
Municipal obligations	0	98,189,116	0	98,189,116
Non-agency mortgage backed securities	0	240,009,846	0	240,009,846
Yankee corporate bonds and notes	0	208,225,796	0	208,225,796
Short-term investments
Investment companies	147,386,865	0	0	147,386,865
U.S. Treasury securities	1,849,980	0	0	1,849,980

	149,236,845	1,801,261,774	0	1,950,498,619
Futures contracts	7,546	0	0	7,546

Total assets	$149,244,391	$1,801,261,774	$0	$1,950,506,165

Liabilities
Futures contracts	$246,000	$0	$0	$246,000

Total liabilities	$246,000	$0	$0	$246,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counter party	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
3-31-2015	JPMorgan	99 Long	5-Year U.S. Treasury Notes	$11,829,727	$7,546
3-31-2015	JPMorgan	2,624 Short	2-Year U.S. Treasury Notes	575,025,003	(633,241)

Wells Fargo Advantage Dow Jones Target 2010 Fund	Portfolio of investments —November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.49%
Affiliated Master Portfolios : 100.49%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$472,747,771
Wells Fargo Advantage Diversified Stock Portfolio		120,402,387
Wells Fargo Advantage Short-Term Investment Portfolio		66,363,784
Total Investment Companies (Cost $586,327,178)		659,513,942

Total investments in securities (Cost $586,327,178)*	100.49%	659,513,942
Other assets and liabilities, net	(0.49)	(3,206,830)

Total net assets	100.00%	$656,307,112

*	Cost for federal income tax purposes is $594,208,569 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,305,373
Gross unrealized losses	0

Net unrealized gains	$65,305,373

1

Wells Fargo Advantage Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	7%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short-Term Investment Portfolio	8

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2015 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.07%
Affiliated Master Portfolios : 100.07%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$662,359,163
Wells Fargo Advantage Diversified Stock Portfolio		235,026,678
Wells Fargo Advantage Short-Term Investment Portfolio		37,210,349

Total Investment Companies (Cost $841,744,437)		934,596,190

Total investments in securities (Cost $841,744,437)*	100.07%	934,596,190

Other assets and liabilities, net	(0.07)	(679,599)

Total net assets	100.00%	$933,916,591

*	Cost for federal income tax purposes is $843,270,429 and unrealized gains (losses) consists of:

Gross unrealized gains	$91,325,761
Gross unrealized losses	0

Net unrealized gains	$91,325,761

1

Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014(unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	10%
Wells Fargo Advantage Diversified Stock Portfolio	3
Wells Fargo Advantage Short-Term Investment Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2020 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.33%
Affiliated Master Portfolios : 100.33%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,802,316,288
Wells Fargo Advantage Diversified Stock Portfolio		1,036,602,154
Wells Fargo Advantage Short-Term Investment Portfolio		117,600,250
Total Investment Companies (Cost $2,594,121,082)		2,956,518,692

Total investments in securities (Cost $2,594,121,082)*	100.33%	2,956,518,692
Other assets and liabilities, net	(0.33)	(9,758,326)

Total net assets	100.00%	$2,946,760,366

*	Cost for federal income tax purposes is $2,613,609,509 and unrealized gains (losses) consists of:

Gross unrealized gains	$342,909,183
Gross unrealized losses	0

Net unrealized gains	$342,909,183

1

Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November, 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	28%
Wells Fargo Advantage Diversified Stock Portfolio	11
Wells Fargo Advantage Short-Term Investment Portfolio	15

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2025 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,196,986,344
Wells Fargo Advantage Diversified Stock Portfolio		1,147,530,704
Wells Fargo Advantage Short-Term Investment Portfolio		97,004,378
Total Investment Companies (Cost $2,063,652,646)		2,441,521,426

Total investments in securities (Cost $2,063,652,646)*	99.97%	2,441,521,426
Other assets and liabilities, net	0.03	741,250

Total net assets	100.00%	$2,442,262,676

*	Cost for federal income tax purposes is $2,069,294,008 and unrealized gains (losses) consists of:

Gross unrealized gains	$372,227,418
Gross unrealized losses	0

Net unrealized gains	$372,227,418

1

Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	18%
Wells Fargo Advantage Diversified Stock Portfolio	12
Wells Fargo Advantage Short-Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2030 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.47%
Affiliated Master Portfolios : 100.47%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,067,320,811
Wells Fargo Advantage Diversified Stock Portfolio		1,879,625,365
Wells Fargo Advantage Short-Term Investment Portfolio		121,756,409
Total Investment Companies (Cost $2,570,052,850)		3,068,702,585

Total investments in securities (Cost $2,570,052,850)*	100.47%	3,068,702,585
Other assets and liabilities, net	(0.47)	(14,260,955)

Total net assets	100.00%	$3,054,441,630

*	Cost for federal income tax purposes is $2,586,075,162 and unrealized gains (losses) consists of:

Gross unrealized gains	$482,627,423
Gross unrealized losses	0

Net unrealized gains	$482,627,423

1

Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	16%
Wells Fargo Advantage Diversified Stock Portfolio	20
Wells Fargo Advantage Short-Term Investment Portfolio	15

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2035 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 99.99%
Affiliated Master Portfolios : 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$316,550,281
Wells Fargo Advantage Diversified Stock Portfolio		1,033,002,119
Wells Fargo Advantage Short-Term Investment Portfolio		55,689,951
Total Investment Companies (Cost $1,141,227,118)		1,405,242,351

Total investments in securities (Cost $1,141,227,118)*	99.99%	1,405,242,351
Other assets and liabilities, net	0.01	174,154

Total net assets	100.00%	$1,405,416,505

*	Cost for federal income tax purposes is $1,144,925,495 and unrealized gains (losses) consists of:

Gross unrealized gains	$260,316,856
Gross unrealized losses	0

Net unrealized gains	$260,316,856

1

Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	5%
Wells Fargo Advantage Diversified Stock Portfolio	11
Wells Fargo Advantage Short-Term Investment Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2040 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.40%
Affiliated Master Portfolios : 100.40%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$294,899,499
Wells Fargo Advantage Diversified Stock Portfolio		1,851,569,111
Wells Fargo Advantage Short-Term Investment Portfolio		88,492,343
Total Investment Companies (Cost $1,804,595,848)		2,234,960,953

Total investments in securities (Cost $1,804,595,848)*	100.40%	2,234,960,953
Other assets and liabilities, net	(0.40)	(8,881,837)

Total net assets	100.00%	$2,226,079,116

*	Cost for federal income tax purposes is $1,814,998,821 and unrealized gains (losses) consists of:

Gross unrealized gains	$419,962,132
Gross unrealized losses	0

Net unrealized gains	$419,962,132

1

Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November, 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	5%
Wells Fargo Advantage Diversified Stock Portfolio	19
Wells Fargo Advantage Short-Term Investment Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2045 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 99.96%
Affiliated Master Portfolios : 99.96%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$60,347,128
Wells Fargo Advantage Diversified Stock Portfolio		699,149,700
Wells Fargo Advantage Short-Term Investment Portfolio		31,294,277
Total Investment Companies (Cost $635,143,308)		790,791,105

Total investments in securities (Cost $635,143,308)*	99.96%	790,791,105
Other assets and liabilities, net	0.04	289,833

Total net assets	100.00%	$791,080,938

*	Cost for federal income tax purposes is $637,072,313 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,718,792
Gross unrealized losses	0

Net unrealized gains	$153,718,792

1

Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	1%
Wells Fargo Advantage Diversified Stock Portfolio	7
Wells Fargo Advantage Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2050 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$89,347,775
Wells Fargo Advantage Diversified Stock Portfolio		1,280,258,770
Wells Fargo Advantage Short-Term Investment Portfolio		56,425,487
Total Investment Companies (Cost $1,147,076,260)		1,426,032,032

Total investments in securities (Cost $1,147,076,260)*	100.03%	1,426,032,032
Other assets and liabilities, net	(0.03)	(480,293)

Total net assets	100.00%	$1,425,551,739

*	Cost for federal income tax purposes is $1,152,059,118 and unrealized gains (losses) consists of:

Gross unrealized gains	$273,972,914
Gross unrealized losses	0

Net unrealized gains	$273,972,914

1

Wells Fargo Advantage Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	1%
Wells Fargo Advantage Diversified Stock Portfolio	13
Wells Fargo Advantage Short-Term Investment Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target 2055 Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 99.83%
Affiliated Master Portfolios : 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$10,073,499
Wells Fargo Advantage Diversified Stock Portfolio		144,342,549
Wells Fargo Advantage Short-Term Investment Portfolio		6,361,682

Total investments in securities (Cost $145,548,256)*	99.83%	160,777,730
Other assets and liabilities, net	0.17	272,926

Total net assets	100.00%	$161,050,656

*	Cost for federal income tax purposes is $145,297,973 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,479,757
Gross unrealized losses	0

Net unrealized gains	$15,479,757

1

Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2
Wells Fargo Advantage Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Dow Jones Target Today Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name		Value
Investment Companies : 100.22%
Affiliated Master Portfolios : 100.22%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$544,550,068
Wells Fargo Advantage Diversified Stock Portfolio		118,994,767
Wells Fargo Advantage Short-Term Investment Portfolio		123,029,399
Total Investment Companies (Cost $735,170,741)		786,574,234

Total investments in securities (Cost $735,170,741)*	100.22%	786,574,234
Other assets and liabilities, net	(0.22)	(1,730,592)

Total net assets	100.00%	$784,843,642

*	Cost for federal income tax purposes is $736,571,770 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,002,464
Gross unrealized losses	0

Net unrealized gains	$50,002,464

1

Wells Fargo Advantage Dow Jones Target Today (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the nine months ended November 30, 2014 are included elsewhere in this report. As of November 30, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Diversified Fixed Income Portfolio	8%
Wells Fargo Advantage Diversified Stock Portfolio	1
Wells Fargo Advantage Short-Term Investment Portfolio	15

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 27, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 27, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 27, 2015